      As filed with the Securities and Exchange Commission on May 30, 2003
                           Registration Nos. 33-21677,
                                    811-5547

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /X/

             Pre-Effective Amendment No.                              / /

             Post-Effective Amendment No. 44                          /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
        ACT OF 1940                                                   /X/

             Amendment No. 47                                         /X/

                           BARR ROSENBERG SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                                3435 Stelzer Road
                               Columbus, OH 43219
               (Address of Principal Executive Offices) (Zip code)

                                  925-254-6464
              (Registrant's Telephone Number, including Area Code)

               NAME AND ADDRESS
               OF AGENT FOR SERVICE:             COPIES TO:
               ------------------------          ------------
               Kenneth Reid                      J.B. Kittredge, Esq.
               AXA Rosenberg Investment          Ropes & Gray LLP
                 Management LLC                  One International Place
               Four Orinda Way                   Boston, MA 02110-2624
               Building E
               Orinda, CA 94563

Approximate Date of Proposed Public Offering:  Continuous.

It is proposed that this filing will become effective (check appropriate box):
/ /  Immediately upon filing pursuant to paragraph (b)
/ /  On (date) pursuant to paragraph (b)

/ /  60 days after filing pursuant to paragraph (a)(1)
/X/  On August 1, 2003 pursuant to paragraph (a)(1)

/ /  75 days after filing pursuant to (a)(2)
/ /  On (date) pursuant to paragraph (a)(2) of Rule 485

BARR ROSENBERG SERIES TRUST
-- AXA Rosenberg Enhanced 500 Fund
-- AXA Rosenberg European Fund
-- AXA Rosenberg Global Long/Short Equity Fund
-- AXA Rosenberg International Equity Fund
-- AXA Rosenberg International Small Capitalization Fund
-- AXA Rosenberg U.S. Discovery Fund
-- AXA Rosenberg U.S. Large Capitalization Fund
-- AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund -- AXA Rosenberg U.S. Long/Short Equity Fund
-- AXA Rosenberg U.S. Small Capitalization Fund
-- AXA Rosenberg Value Long/Short Equity Fund

                                  JULY 31, 2003
                        PLEASE SEE THE INSIDE BACK COVER
                               OF THIS PROSPECTUS
                    FOR IMPORTANT PRIVACY POLICY INFORMATION.

    BARR ROSENBERG SERIES TRUST IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY OFFERING ELEVEN DIVERSIFIED PORTFOLIOS WITH DIFFERENT INVESTMENT OBJECTIVES AND STRATEGIES. THE FUND'S INVESTMENT ADVISER IS AXA ROSENBERG INVESTMENT MANAGEMENT
                                      LLC.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIME.

                              Shareholder Services
1.800.555.5737 Institutional Shares
1.800.555.5737 Registered Investment Professionals
1.800.447.3332 Investor, Adviser and Class A, B and C Shares

                                 [LOGO]ROSENBERG
                                  MUTUAL FUNDS

                                TABLE OF CONTENTS

                                                                                          PAGE
Investment Objectives, Principal Investment Strategies and Summary of Principal Risks       1
AXA Rosenberg Enhanced 500 Fund                                                             1
AXA Rosenberg European Fund                                                                 4
AXA Rosenberg Global Long/Short Equity Fund                                                 6
AXA Rosenberg International Equity Fund                                                    11
AXA Rosenberg International Small Capitalization Fund                                      14
AXA Rosenberg U.S. Discovery Fund                                                          18
AXA Rosenberg U.S. Large Capitalization Fund                                               20
AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund                         22
AXA Rosenberg U.S. Long/Short Equity Fund                                                  26
AXA Rosenberg U.S. Small Capitalization Fund                                               29
AXA Rosenberg Value Long/Short Equity Fund                                                 32
Fees and Expenses                                                                          36
Principal Risks                                                                            49
Certain Additional Investment Techniques and Related Risks                                 52
Performance Information For The Adviser's Other Small/Mid Capitalization Accounts          56
Performance Information For The Adviser's Other European Accounts                          58
Performance Information For The Adviser's Other Large Capitalization Accounts              60
The Adviser's General Investment Philosophy                                                62
Management of The Trust                                                                    65
Multiple Classes                                                                           70
Purchasing Shares                                                                          76
IRA Accounts                                                                               78
Redeeming Shares                                                                           78
Exchanging Shares                                                                          80
How the Trust Prices Shares of the Funds                                                   81
Distributions                                                                              82
Taxes                                                                                      83
Other Information                                                                          84

             INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES
                         AND SUMMARY OF PRINCIPAL RISKS

     The following is a description of the investment objectives and principal investment strategies of the AXA Rosenberg Enhanced 500 Fund, AXA Rosenberg European Fund, AXA Rosenberg Global Long/Short Equity Fund, AXA Rosenberg International Equity Fund, AXA Rosenberg International Small Capitalization Fund, AXA Rosenberg U.S. Discovery Fund, AXA Rosenberg U.S. Large Capitalization Fund, AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, AXA Rosenberg U.S. Long/Short Equity Fund, AXA Rosenberg U.S. Small Capitalization Fund and the AXA Rosenberg Value Long/Short Equity Fund (each a "Fund" and, collectively, the "Funds"). Except as explicitly described otherwise, the investment objective and policies of each of the Funds may be changed without shareholder approval. The Funds are advised by AXA Rosenberg Investment Management LLC (the "Adviser").

     This section also contains a summary of each Fund's principal risks. The principal risks of each Fund are identified and more fully discussed beginning on page __. Please be sure to read this additional information BEFORE you invest.

                         AXA ROSENBERG ENHANCED 500 FUND

INVESTMENT OBJECTIVE

     The Fund seeks to outperform the total return of the S&P 500(R) Index.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund seeks to achieve its investment objective by investing in companies that are included in the S&P 500(R) Index ("S&P 500(R) Companies") and domiciled in the United States. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in securities of S&P 500(R) Companies. The Fund seeks to outperform the total return of the S&P 500(R) Index while maintaining a level of risk similar to that associated with the S&P 500(R) Index generally. The Fund will generally overweight investments in S&P 500(R) Companies that we believe will outperform the S&P 500(R) Index and will generally underweight, or avoid altogether, investments in such companies that we believe will underperform the S&P 500(R) Index. The Fund measures its return against that of the S&P 500(R). The S&P 500(R) Index is an unmanaged, weighted index of 500 U.S. industrial, transportation, utility and financial companies. Total return is a combination of capital appreciation and current income (dividend or interest). We will place relatively greater emphasis on capital appreciation than on current income.

     We consider financial information and market trends ("fundamental" and "quantitative" investment criteria) in determining which securities to buy and sell. We employ a bottom-up approach which uses two stock selection models to evaluate stocks: (1) our Valuation Model estimates the fair value for each company in our database by assessing various fundamental data such as company financial statistics, and (2) our Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. By favoring securities believed to be undervalued, these models tend to produce portfolios with a "value" style or orientation. The Earnings Forecast Model tends to identify stocks as attractive for purchase that have price-to-earnings and price-to-book ratios that are lower than those of other companies in the same industry. Although, as noted above, our stock selection models tend to produce a value style of investment, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of our stock selection models, see "The Adviser's General Investment Philosophy" further back in this Prospectus.

     During the fiscal year ended March 31, 2003, the Fund engaged in active and frequent trading. Because of the frequency with which we buy and sell portfolio securities, a larger portion of distributions investors receive from the Fund are likely to reflect short-term capital gains, which are taxed like ordinary income, rather than long-term capital gain distributions.

SUMMARY OF PRINCIPAL RISKS

     As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

     INVESTMENT RISKS. The value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

     MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. We will apply our investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results.

     PORTFOLIO TURNOVER. In executing on its strategy, the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover may result in increased transaction costs, which in turn may reduce the Fund's return. A high portfolio turnover rate may also result in negative tax consequences to shareholders.

     For a more detailed description of these and other risks associated with an investment in the Fund, turn to page __.

PERFORMANCE INFORMATION

     The Fund's past performance (whether before or after taxes) is not necessarily indicative of its future performance. [TO BE UPDATED]

YEARLY PERFORMANCE (%) -- INSTITUTIONAL SHARES*

     This chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.

YEARLY PERFORMANCE

CALENDAR YEAR END             ANNUAL RETURN (%)
-----------------             -----------------
2001                               -10.13%
2002                                 [   ]

*    For the period January 1, 2003 through June 30, 2003, the aggregate
     (non-annualized) total return of Institutional Shares was [   ].

     During all periods shown in the bar graph, the Fund's highest quarterly
return was [   ]%, for the quarter ended [   ], and its lowest quarterly return
was [   ]%, for the quarter ended [   ].

PERFORMANCE TABLE

This table shows how the Fund's performance compares with the returns of a broad-based securities market index.

Class C Shares of this Fund are not currently available for purchase.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2002)

                                                              SINCE
                                               PAST ONE       INCEPTION
                                               YEAR           (6/7/00)
                                               --------       --------
Institutional Shares*
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and
    Sale Of Fund Shares
Class A Shares+
Class B Shares+
Class C Shares++

S&P 500(R) Index**

* After-tax returns are shown for Institutional Shares only and will vary for shares of the other classes of the Fund because those classes have higher expense ratios. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an investor's actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

** The S&P 500(R) Index is an unmanaged, weighted index of 500 U.S. industrial, transportation, utility and financial companies.

+ The inception date for Class A and Class B Shares was October 1, 2001. Returns shown for earlier time periods are those of the Institutional Shares, adjusted for the fees and expenses of Class A and Class B Shares, respectively.

++ Class C Shares of this Fund are not currently available for purchase but may be made available at any time, in our discretion. Returns shown are those of the Institutional Shares, adjusted for the higher fees and expenses of Class C Shares.

                           AXA ROSENBERG EUROPEAN FUND

INVESTMENT OBJECTIVE

     The Fund seeks to provide total return greater than that of the Morgan Stanley Capital International Europe Index (the "MSCI Europe Index").

PRINCIPAL INVESTMENT STRATEGIES

     The Fund invests primarily in equity securities of companies that are traded principally in developed markets across Europe. Under normal circumstances, the Fund will invest at least 80% of its net assets, (including, for this purpose, any borrowings for investment purposes) in these securities. We may also utilize futures, options and other derivative instruments on the European stock indices to pursue the Fund's investment objective. Investments in issuers of foreign securities may present high opportunity for capital appreciation because of higher potential economic and earnings growth, but may also involve higher risk. See "Principal Risks--Foreign Investment Risk."

     The Fund measures its return against that of the MSCI Europe Index. The MSCI Europe Index is the equity index prepared by Morgan Stanley Capital International and is currently comprised of 15 developed European markets, including the United Kingdom, based on large and medium capitalization securities which are sorted by industry group and selected, at full market capitalization weight, on the basis of investability (as determined by size, long and short term volume and free float). Total return is a combination of capital appreciation and current income (dividend or interest). Because the companies in which we seek to invest typically do not distribute significant amounts of company earnings to shareholders, we will place relatively greater emphasis on capital appreciation than on current income.

     We consider fundamental and quantitative investment criteria in determining which securities to buy and sell. We employ a bottom-up approach which uses two stock selection models to evaluate stocks: (1) our Valuation Model estimates the fair value for each company in our database by assessing various fundamental data such as company financial statistics, and (2) our Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. By favoring securities believed to be undervalued, these models tend to produce portfolios with a "value" style or orientation. The Valuation Model tends to identify stocks as attractive for purchase that have price-to-earnings and price-to-book ratios that are lower than those of other companies in the same industry. Although, as noted above, our stock selection models tend to produce a value style of investment, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of our stock selection models, see "The Adviser's General Investment Philosophy" further back in this Prospectus.

     During the fiscal year ended March 31, 2003, the Fund engaged in active and frequent trading. Because of the frequency with which the Fund buys and sells portfolio securities, a larger portion of distributions investors receive from the Fund are likely to reflect short-term capital gains, which are taxed like ordinary income, rather than long-term capital gain distributions.

SUMMARY OF PRINCIPAL RISKS

     As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

     INVESTMENT RISKS. The value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

     MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. We will apply our investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results.

     EUROPEAN INVESTMENT RISK. Investments in securities of European issuers involve certain risks that may be more significant than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in European economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. A fund with European investments may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of some European countries are relatively small, with a limited number of companies representing a small number of industries.

     CURRENCY RISK. As a result of its investments in securities denominated in, and/or receiving revenues in, the euro and other foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency hedged. In either event, the dollar value of these types of investments would be adversely affected.

     DERIVATIVES RISK. As noted above, we may utilize derivative instruments, which are financial contracts whose value depends upon, or is derived from, the value of an underlying security or index. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant indices.

     MID-SIZE COMPANY RISK. The Fund is subject to additional risk because it invests a portion of its assets in the stocks of companies with mid-sized market capitalizations, which may be less liquid and more volatile than stocks of companies with relatively large market capitalizations. These companies may also have limited product lines, markets or financial resources or may, depend on a few key employees, as compared to companies with larger market capitalizations.

     PORTFOLIO TURNOVER. In executing on its strategy, the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover may result in increased transaction costs, which in turn may reduce the Fund's return. A high portfolio turnover rate may also result in negative tax consequences to shareholders.

     For a more detailed description of these and other risks associated with an investment in the Fund, turn to page ___.

PERFORMANCE INFORMATION

This table shows how the Fund's performance compares with the returns of the MSCI Europe Index. The Fund's past performance (whether before or after taxes) is not necessarily indicative of its future performance. Performance information with respect to other accounts advised by the Adviser that have investment objectives, policies and strategies that are substantially similar to those of the Fund is provided on page ___. [TO BE SUPPLIED]

                   AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

INVESTMENT OBJECTIVE

     The Fund seeks to increase the value of your investment in bull markets and in bear markets through strategies that are designed to limit exposure to general equity market risk.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund attempts to achieve its investment objective by taking long positions in stocks from across all capitalization ranges that we have identified as undervalued and short positions in stocks that we have identified as overvalued. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in equity securities. There are no prescribed limits on the Fund's geographic asset distribution; it has the authority to invest in securities traded in the markets of any country in the world.

     The Fund's portfolio has an equally-weighted combination of four distinct long/short strategies--a value long/short strategy, a large/mid capitalization long/short strategy, a growth long/short strategy and a European long/short strategy. The value long/short strategy, like the AXA Rosenberg Value Long/Short Equity Fund, takes long positions in small and mid capitalization stocks we have identified as undervalued and short positions in those we have identified as overvalued. For the purposes of the preceding sentence, this includes all but the 200 stocks principally traded in the markets of the United States with the largest market capitalizations. The large/mid capitalization long/short strategy, like the AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, takes long positions in large and mid capitalization stocks we have identified as undervalued and short positions in those we have identified as overvalued. For the purposes of the preceding sentence, this includes the 500 largest capitalization stocks principally traded in the markets of the United States. The growth long/short strategy takes long positions in growth stocks we have identified as undervalued and short positions in those we have identified as overvalued. For the purposes of the preceding sentence, this includes stocks that we determine to be in the growth portion of the broad U.S. equity market. The European long/short strategy takes long positions in stocks of European companies we have identified as undervalued and short positions in those we have identified as overvalued. For the purposes of the preceding sentence, this includes equity securities of companies that are traded principally in developed markets across Europe.

When we believe that a security is undervalued relative to its peers, we may buy the security for the portfolio. When we believe that a security is overvalued relative to its peers, we may sell the security short by borrowing it from a third party and selling it at the then-current market price. Our computerized investment process is designed to maintain approximately equal dollar amounts invested in long and short positions. By taking long and short positions in different stocks that are overall approximately equal in value, the Fund attempts to limit the effect on its performance of general stock market movements in each geographical region within which it invests.

    The Fund may achieve a positive return if the securities in its long portfolio outperform the securities in its short portfolio, each taken as a whole. Conversely, it is expected that the Fund will incur a loss if the securities in its short portfolio outperform the securities in its long portfolio. We will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk characteristics of the overall portfolio.

     Under normal circumstances, our stock selection models will result in the Fund's long and short positions being overweighted in different business sectors (as well as different industries within sectors). In other words, the Fund may take long positions in a sector of the market that are not offset by short positions in that sector, and vice versa. Consequently, the Fund may have net exposures to different industries and sectors of the market, thereby increasing risk and the opportunity for loss should the stocks in a particular industry or sector not perform as predicted by our stock selection models. We select sectors to overweight or underweight based on a bottom-up evaluation of the stocks within a sector. If the stock selection models find most stocks within a sector to be attractive, then we would tend to overweight that sector. If the stock selection models find most stocks within a sector to be unattractive, then we would tend to engage in more short sales with respect to issuers in that sector. Our model optimizer then weighs the potential gain of a position against the risk in having overweighted/underweighted industry exposures (in addition to other risk measures) and suggests trades to improve the return and risk characteristics of the Fund's portfolio.

     We use the return that an investor could achieve through an investment in 3-month U.S. Treasury Bills as a benchmark against which to measure the Fund's performance. We attempt to achieve returns for the Fund's shareholders which exceed the benchmark. An investment in the Fund is different from an investment in 3-month U.S. Treasury Bills because, among other differences, Treasury Bills are backed by the full faith and credit of the U.S. Government, Treasury Bills have a fixed rate of return, investors in Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in Treasury Bills.

     We consider fundamental and quantitative investment criteria in determining which securities to buy and sell. We employ a bottom-up approach which uses two stock selection models to evaluate stocks: (1) our Valuation Model estimates the fair value for each company in our database by assessing various fundamental data such as company financial statistics, and (2) our Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. The combined signal from these models tends to produce portfolios with a "value" style or orientation by identifying stocks as attractive for purchase that have price-to-earnings and price-to-book ratios that are lower than those of other companies in the same industry. We attempt to moderate this value orientation and the effects on the Fund's performance of value and growth style swings in the broad market through our computerized, risk-control optimization process. Of course, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of the Adviser's stock selection models, see "The Adviser's General Investment Philosophy" further back in this Prospectus.

     During the fiscal year ended March 31, 2003, the Fund engaged in active and frequent trading. Because of the frequency with which the Fund buys and sells portfolio securities, a larger portion of distributions investors receive from the Fund are likely to reflect short-term capital gains, which are taxed like ordinary income, rather than long-term capital gain distributions.

SUMMARY OF PRINCIPAL RISKS

     As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

     INVESTMENT RISKS. Although the Fund's investment strategy seeks to limit the risks associated with investing in the equity market, the value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

     MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. We will apply our investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results. Because we could make poor investment decisions about both the long and the short positions of the Fund, the Fund's potential losses exceed those of conventional stock mutual funds that hold only long portfolios.

     MARKET RISK. Although the Fund seeks to have approximately equal dollar amounts invested in long and short positions, there is a risk that we will fail to construct a portfolio of long and short positions that has limited exposure to general global stock market movements, capitalization ranges or other risk factors.

     RISK OF SHORT SALES. We may sell a security short by borrowing it from a third party and selling it at the then-current market price. The Fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Moreover, because a Fund's loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero.

     FOREIGN INVESTMENT RISK. Investments in securities of foreign issuers involve certain risks that are more significant than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and at times more volatile than securities of comparable U.S. companies. A fund with foreign investments may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.

     CURRENCY RISK. As a result of its investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency hedged. In either event, the dollar value of these types of investments would be adversely affected.

     SMALL AND MID-SIZE COMPANY RISK. The Fund is subject to additional risk because it invests a portion of its assets in the stocks of companies with small and mid-sized market capitalizations, which tend to be less liquid and more volatile than stocks of companies with larger market capitalizations. These companies may also have limited product lines, markets or financial resources or may depend on a few key employees.

     RISK OF OVERWEIGHTING. This is the risk that, by overweighting investments in certain sectors or industries of the stock market, the Fund will suffer a loss because of general advances or declines on the prices of stocks in those sectors or industries.

     STYLE RISK. Because our risk control policy is not intended to yield a perfectly style-neutral portfolio, it is likely that the Fund's portfolio will exhibit a sensitivity to the value-growth cycle within the U.S. equity markets, meaning that the Fund's performance will be more likely to decline during periods when growth stocks outperform value stocks than during periods when value stocks outperform growth stocks.

     PORTFOLIO TURNOVER. In executing on its strategy, the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover may result in increased transaction costs, which in turn may reduce the Fund's return. A high portfolio turnover rate may also result in negative tax consequences to shareholders.

     For a more detailed description of these and other risks associated with an investment in the Fund, turn to page __.

PERFORMANCE INFORMATION

     The Fund's past performance (whether before or after taxes) is not necessarily indicative of its future performance. [TO BE UPDATED]

YEARLY PERFORMANCE (%) -- INSTITUTIONAL SHARES*

     This chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.

YEARLY PERFORMANCE

CALENDAR YEAR END                                 ANNUAL RETURN (%)
-----------------                                 -----------------
2001                                                    3.92%
2002                                                    [   ]

*    For the period January 1, 2003 through June 30, 2003, the aggregate
     (non-annualized) total returns of Institutional Shares was [   ]%.

     During all periods shown in the bar graph, the Fund's highest quarterly
return was [   ], for the quarter ended [   ], and its lowest quarterly return
was [   ], for the quarter ended [   ].

PERFORMANCE TABLE

     This table shows how the Fund's performance compares with the returns of 3-month U.S. Treasury Bills.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2002) [to be updated]

                                                               SINCE              SINCE
                                                               INCEPTION          INCEPTION
                                                               OF                 OF
                                                               INSTITUTIONAL      INVESTOR
                                                PAST ONE       SHARES             SHARES
                                                YEAR           (9/29/00)          (8/23/01)
                                                --------       -------------      ---------
Institutional Shares*
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and
    Sale of Fund Shares
Investor Shares
Class A Shares+
Class B Shares+
Class C Shares+

3-Month U.S. T-Bills**

* After-tax returns are shown for Institutional Shares only and will vary for shares of the other classes of the Fund because those classes have higher expense ratios. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an investor's actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

** Treasury Bills have a fixed rate of return, investors in Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in Treasury Bills.

+ The inception date for Class A and Class B Shares was October 1, 2001. The inception date for Class C Shares was _____. Returns shown for earlier time periods are those of the Institutional Shares, adjusted for the fees and expenses of Class A, Class B or Class C Shares, respectively.

                     AXA ROSENBERG INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE

     The Fund seeks a total return greater than that of the Morgan Stanley Capital International Europe, Australasia, Far East Index (the "MSCI-EAFE Index").

PRINCIPAL INVESTMENT STRATEGIES

     The Fund invests in the common stocks of large foreign companies. In selecting securities for the Fund, the Adviser seeks to match the capitalization profile of the MSCI-EAFE Index. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in common stocks of large foreign companies. Although the Fund invests primarily in stocks of the companies that comprise the MSCI-EAFE Index, it may invest up to 40% of its assets in the stocks of companies which are not part of the MSCI-EAFE Index but which have characteristics (such as industry classification and country of domicile) similar to those of companies included in the MSCI-EAFE Index.

     The MSCI-EAFE Index is an international, unmanaged, weighted stock market index that includes over 1,000 securities listed on the stock exchanges of 20 developed market countries from Europe, Australia, Asia and the Far East. Total return is a combination of capital appreciation and current income (dividend or interest). Because the companies in which we seek to invest typically do not distribute significant amounts of company earnings to shareholders, we will place relatively greater emphasis on capital appreciation than on current income.

     There are no prescribed limits on the Fund's geographic asset distribution; it has the authority to invest in securities traded in the markets of any country in the world. The Fund will typically invest in approximately 20 different countries across three regions--Europe, the Far East and Australia. Under under normal market circumstances, the Fund's investments will involve securities principally traded in at least three different countries, although under certain adverse investment conditions, the Fund may restrict the number of securities markets in which its assets will be invested. The Fund will not normally invest in securities of U.S. issuers traded on U.S. securities markets.

     We consider fundamental and quantitative investment criteria in determining which securities to buy and sell. We employ a bottom-up approach which uses two stock selection models to evaluate stocks: (1) our Valuation Model estimates the fair value for each company in our database by assessing various fundamental data such as company financial statistics, and (2) our Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. By favoring securities believed to be undervalued, these models tend to produce portfolios with a "value" style or orientation. The Valuation Model tends to identify stocks as attractive for purchase that have price-to-earnings and price-to-book ratios that are lower than those of other companies in the same industry. Although, as noted above, our stock selection models tend to produce a value style of investment, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of our stock selection models, see "The Adviser's General Investment Philosophy" further back in this Prospectus.

     During the fiscal year ended March 31, 2003, the Fund engaged in active and frequent trading. Because of the frequency with which the Fund buys and sells portfolio securities, a larger portion of distributions investors receive from the Fund are likely to reflect short-term capital gains, which are taxed like ordinary income, rather than long-term capital gain distributions.

SUMMARY OF PRINCIPAL RISKS

     As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

     INVESTMENT RISKS. The value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

     MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. We will apply our investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results.

     FOREIGN INVESTMENT RISK. Investments in securities of foreign issuers involve certain risks that are more significant than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and at times more volatile than securities of comparable U.S. companies. A fund with foreign investments may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.

     CURRENCY RISK. As a result of its investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency hedged. In either event, the dollar value of these types of investments would be adversely affected.

     PORTFOLIO TURNOVER. In executing on its strategy, the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover may result in increased transaction costs, which in turn may reduce the Fund's return. A high portfolio turnover rate may also result in negative tax consequences to shareholders.

     For a more detailed description of these and other risks associated with an investment in the Fund, turn to page __.

PERFORMANCE INFORMATION

     The Fund's past performance (whether before or after taxes) is not necessarily indicative of its future performance. [TO BE UPDATED]

YEARLY PERFORMANCE (%) -- INSTITUTIONAL SHARES*

     This chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.

YEARLY PERFORMANCE

CALENDAR YEAR END                                 ANNUAL RETURN (%)
-----------------                                 -----------------
2001                                                   -19.98%
2002                                                     [   ]

*    For the period January 1, 2003 through June 30, 2003, the aggregate
     (non-annualized) total return of Institutional Shares was [   ].

     During all periods shown in the bar graph, the Fund's highest quarterly
return was [   ], for the quarter ended [   ], and its lowest quarterly return
was [   ], for the quarter ended [   ].

PERFORMANCE TABLE

     This table shows how the Fund's performance compares with the returns of a broad-based securities market index. Class C Shares of this Fund are not currently available for purchase.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2002)

                                                        SINCE           SINCE
                                                        INCEPTION       INCEPTION
                                                        OF              OF
                                                        INSTITUTIONAL   INVESTOR
                                            PAST ONE    SHARES          SHARES
                                            YEAR        (6/7/00)        (12/5/00)
                                            --------    -------------   ---------
Institutional Shares*
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and
    Sale of Fund Shares
Investor Shares
Class A Shares+
Class B Shares+
Class C Shares++

MSCI-EAFE Index**

* After-tax returns are shown for Institutional Shares only and will vary for shares of the other classes of the Fund because those classes have higher expense ratios. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an investor's actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

** The MSCI-EAFE Index is an international, unmanaged, weighted stock market index that includes over 1,000 securities listed on the stock exchanges of 20 developed market countries from Europe, Australia, Asia and the Far East.

+ The inception date for Class A and Class B Shares was October 1, 2001. Returns shown for earlier time periods are those of the Institutional Shares, adjusted for the fees and expenses of Class A and Class B Shares, respectively.

++ Class C Shares of this Fund are not currently offered but may be made available at any time, in our discretion. Returns shown are those of the Institutional Shares, adjusted for the higher fees and expenses of Class C Shares.

              AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

INVESTMENT OBJECTIVE

     The Fund seeks a return greater than that of the Nomura Global Small Cap Index excluding the United States.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in equity securities of smaller companies that are traded principally in markets outside the United States ("International Small Capitalization Companies"). In selecting securities for the Fund, we seek to match the capitalization profile of the Nomura Global Small Cap Index.(1) The definition of International Small Capitalization Companies may change from time to time to correspond with the capitalization range of companies included in Nomuxa Global Small Cap Index. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in securities of International Small Capitalization Companies.

     Total return is a combination of capital appreciation and current income (dividend or interest). Because the companies in which we seek to invest typically do not distribute significant amounts of company earnings to shareholders, we will place relatively greater emphasis on capital appreciation than on current income. Investments in common stocks of International Small Capitalization Companies may present greater opportunities for capital appreciation because of high potential earnings growth, but may also involve greater risk. See "Principal Risks--Small Company Risk."

     There are no prescribed limits on the Fund's geographic asset distribution; it has the authority to invest in securities traded in securities markets of any country in the world. It is currently expected that the Fund will invest in approximately twenty-one different countries across three regions--Europe, Pacific and North America (excluding the United States). Under normal market circumstances, the Fund's investments will involve securities principally traded in at least three different countries, although under certain adverse investment conditions, the Fund may restrict the number of securities markets in which its assets will be invested. The Fund will not normally invest in securities of U.S. issuers traded on U.S. securities markets.

     We consider fundamental and quantitative investment criteria in determining which securities to buy and sell. We employ a bottom-up approach which uses two stock selection models to evaluate stocks: (1) our Valuation Model estimates the fair value for each company in our database by assessing various fundamental data such as company financial statistics, and (2) our Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. By favoring securities believed to be undervalued, these models tend to produce portfolios with a "value" style or orientation. The Valuation Model tends to identify stocks as attractive for purchase that have price-to-earnings and price-to-book ratios that are lower than those of other companies in the same industry. Although, as noted above, our stock selection models tend to produce a value style of investment, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of the Adviser's stock selection models, see "The Adviser's General Investment Philosophy" further back in this Prospectus.

     During the fiscal year ended March 31, 2003, the Fund engaged in active and frequent trading. Because of the frequency with which the Fund buys and sells portfolio securities, a larger

----------
(1) The Index includes 21 developed countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the U.K.

portion of distributions investors receive from the Fund are likely to reflect short-term capital gains, which are taxed like ordinary income, rather than long-term capital gain distributions.

SUMMARY OF PRINCIPAL RISKS

     As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

     INVESTMENT RISKS. The value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

     MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. We will apply our investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results.

     SMALL COMPANY RISK. The Fund is subject to additional risk because it invests primarily in the stocks of companies with small market capitalizations, which tend to be less liquid and more volatile than stocks of companies with larger market capitalizations. These companies may also have limited product lines, markets or financial resources or may depend on a few key employees.

     FOREIGN INVESTMENT RISK. Investments in securities of foreign issuers involve certain risks that are more significant than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and at times more volatile than securities of comparable U.S. companies. A fund with foreign investments may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.

     CURRENCY RISK. As a result of its investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency hedged. In either event, the dollar value of these types of investments would be adversely affected.

     PORTFOLIO TURNOVER. In executing on its strategy, the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover may result in increased transaction costs, which in turn may reduce the Fund's return. A high portfolio turnover rate may also result in negative tax consequences to shareholders.

     For a more detailed description of these and other risks associated with an investment in the Fund, turn to page __.

PERFORMANCE INFORMATION

     The Fund's past performance (whether before or after taxes) is not necessarily indicative of its future performance.

YEARLY PERFORMANCE (%) -- INSTITUTIONAL SHARES*

     This chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.

YEARLY PERFORMANCE [TO BE UPDATED]

CALENDAR YEAR END                                 ANNUAL RETURN (%)
-----------------                                 -----------------
1997
1998                                                     4.12%
1999                                                    24.67%
2000                                                     5.11%
2001                                                   -18.41%
2002                                                     [   ]

*    For the period January 1, 2003 through June 30, 2003, the aggregate
     (non-annualized) total return of Institutional Shares was [   ].

     During all periods shown in the bar graph, the Fund's highest quarterly
return was [   ], for the quarter ended [   ], and its lowest quarterly return
was [   ], for the quarter ended [   ].

PERFORMANCE TABLE

     This table shows how the Fund's performance compares with the returns of an index with a similar investment orientation and the returns of a broad-based securities market index. Class C Shares are not currently available for purchase. [TO BE UPDATED]

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2002)

                                                                    SINCE          SINCE
                                                                INCEPTION OF     INCEPTION
                                                                INSTITUTIONAL   OF INVESTOR
                                       PAST ONE    PAST FIVE       SHARES         SHARES
                                         YEAR        YEARS        (9/23/96)     (10/29/96)
                                       --------    ---------    -------------   -----------
Institutional Shares*
  Return Before Taxes
  Return After Taxes
    On Distributions

  Return After Taxes on Distribution
    and Sale of Fund Shares
Investor Shares
Class A Shares+
Class B Shares+
Class C Shares++

Salomon Smith Barney World
  ex US EMI**
Nomura Global Small Cap Index***

* After-tax returns are shown for Institutional Shares only and will vary for shares of the other classes of the Fund because those classes have higher expense ratios. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an investor's actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

** The Salomon Smith Barney World ex US EMI is an unmanaged, broad-based index of non-U.S. small/ mid-capitalization companies. The Index includes 21 countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

*** The Nomura Global Small Cap Index (formerly the Cazenove Rosenberg Global Smaller Companies Index excluding the U.S.) is the benchmark for the AXA Rosenberg International Small Capitalization Fund. It is an unmanaged index of non-U.S. companies with market capitalizations up to $___ billion. The Index includes 21 developed countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the U.K.

+ The inception date for Class A and Class B Shares was October 1, 2001. Returns shown for earlier time periods are those of the Institutional Shares, adjusted for the fees and expenses of Class A and Class B Shares, respectively.

++ Class C Shares of this Fund are not currently available but may be made available at any time, in our discretion. Returns shown are those of the Institutional Shares, adjusted for the higher fees and expenses of Class C Shares.

                        AXA ROSENBERG U.S. DISCOVERY FUND

INVESTMENT OBJECTIVE

     The Fund seeks a return greater than that of the Russell 2500 Index.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund invests primarily in the common stocks of small and mid capitalization companies that are traded principally in the markets of the United States ("U.S. Small/Mid Capitalization Companies"). In selecting securities for the Fund, the Adviser seeks to match the capitalization profile of the Russell 2500 Index. The definition of U.S. Small/Mid Capitalization Companies may change from time to time to include the market capitalization of the largest company in the Russell 2500 Index. Under normal circumstances, the Fund will invest in securities of at least 80% of its net assets, (including, for this purpose, any borrowings for investment purposes) in U.S. Small/Mid Capitalization Companies.

     The Russell 2500 Index consists of the smallest 2500 securities in the Russell 3000 Index, and represents approximately ___% of the Russell 3000 Index total market capitalization. The Russell 3000 Index represents approximately ___% of the investable U.S. equity market. Total return is a combination of capital appreciation and current income (dividend or interest). Because the companies in which we seek to invest typically do not distribute significant amounts of company earnings to shareholders, we will place relatively greater emphasis on capital appreciation than on current income. Investment in the common stocks of U.S. Small/Mid Capitalization Companies may present greater opportunities for capital appreciation because of high potential earnings growth, but may also involve greater risk. See "Principal Risks--Small Company Risk."

     We consider fundamental and quantitative investment criteria in determining which securities to buy and sell. We employ a bottom-up approach which uses two stock selection models to evaluate stocks: (1) our Valuation Model estimates the fair value for each company in our database by assessing various fundamental data such as company financial statistics, and (2) our Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts earnings estimates and broker buy/sell recommendations. By favoring securities believed to be undervalued, these models tend to produce portfolios with a "value" style or orientation. The Valuation Model tends to identify stocks as attractive for purchase that have price-to-earnings and price-to-book ratios that are lower than those of other companies in the same industry. Although, as noted above, our stock selection models tend to produce a value style of investment, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of the Adviser's stock selection models, see "The Adviser's General Investment Philosophy" further back in this Prospectus.

     During the fiscal year ended March 31, 2003, the Fund engaged in active and frequent trading. Because of the frequency with which the Fund buys and sells portfolio securities, a larger portion of distributions investors receive from the Fund are likely to reflect short-term capital gains, which are taxed like ordinary income, rather than long-term capital gain distributions.

SUMMARY OF PRINCIPAL RISKS

     As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

     INVESTMENT RISKS. Although the Fund's investment strategy seeks to limit the risks associated with investing in the equity market, the value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

     MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. We will apply our investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results.

     SMALL COMPANY RISK. The Fund is subject to additional risk because it invests primarily in the stocks of companies with small market capitalizations, which tend to be less liquid and more volatile than stocks of companies with larger market capitalizations. These companies may also have limited product lines, markets or financial resources or may depend on a few key employees.

     PORTFOLIO TURNOVER. In executing on its strategy, the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover may result in increased transaction costs, which in turn may reduce the Fund's return. A high portfolio turnover rate may also result in negative tax consequences to shareholders.

     For a more detailed description of these and other risks associated with an investment in the Fund, turn to page __.

PERFORMANCE INFORMATION

     This table shows how the Fund's performance compare with the returns of the Russell 2500 Index. The Fund's past performance (whether before or after taxes) is not necessarily indicative of its future performance. Performance information with respect to other accounts advised by the Adviser that have investment objectives, policies and strategies that are substantially similar to those of the Fund is provided on page ___. [TO BE SUPPLIED]

                  AXA ROSENBERG U.S. LARGE CAPITALIZATION FUND

INVESTMENT OBJECTIVE

     The Fund seeks a total return greater than that of the Russell 1000 Index.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund invests primarily in the common stocks of the largest 1000 companies that are traded principally in the markets of the United States ("U.S. Large Capitalization Companies"). In selecting securities for the Fund, we seek to match the capitalization profile of the Russell 1000 Index. The Russell 1000 Index consists of the 1000 largest securities in the Russell 3000 Index. The definition of U.S. Large Capitalization Securities may change from time to time to include continually the market capitalization of the smallest company in the Russell 1000 Index. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in U.S. Large Capitalization Companies.

     The Russell 1000 Index consists of the 1000 largest securities in the Russell 3000 Index. The Russell 3000 Index represents approximately ___% of the investable U.S. equity market. Total return is a combination of capital appreciation and current income (dividend or interest). Because the companies in which we seek to invest typically do not distribute significant amounts of company earnings to shareholders, we will place relatively greater emphasis on capital appreciation than on current income.

     We consider fundamental and quantitative investment criteria in determining which securities to buy and sell. We Adviser employs a bottom-up approach which uses two stock selection models to evaluate stocks: (1) our Valuation Model estimates the fair value for each company in our database by assessing various fundamental data such as company financial statistics, and
(2) our Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. By favoring securities believed to be undervalued, these models tend to produce portfolios with a "value" style or orientation. The Valuation Model tends to identify stocks as attractive for purchase that have price-to-earnings and price-to-book ratios that are lower than those of other companies in the same industry. Although, as noted above, our stock selection models tend to produce a value style of investment, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of the Adviser's stock selection models, see "The Adviser's General Investment Philosophy" further back in this Prospectus.

     From its inception to March 31, 2003, the end of the Fund's fiscal year, the Fund engaged in active and frequent trading. Because of the frequency with which the Fund buys and sells portfolio securities, a larger portion of the distributions investors receive from the Fund are likely to reflect short-term capital gains which are taxed like ordinary income rather than long-term capital gain distributions.

SUMMARY OF PRINCIPAL RISKS

     As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

     INVESTMENT RISKS. The value of Fund shares may vary depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

     MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. We will apply our investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results.

     RISK OF OVERWEIGHTING. This is the risk that, because the Fund invests only in U.S. Large Capitalization Securities, it may from time to time overweight investments in certain sectors or industries of the stock market and may suffer a loss because of general declines in the price of stocks in those sectors or industries.

     PORTFOLIO TURNOVER. In executing on its strategy, the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover may result in increased transaction costs, which in turn may reduce the Fund's return. A high portfolio turnover rate may also result in negative tax consequences to shareholders.

     For a more detailed description of these and other risks associated with an investment in the Fund, turn to page ___.

PERFORMANCE INFORMATION

The Fund has not presented performance information because it has not yet been operational for a full calendar year. Performance information with respect to other accounts advised by us that have investment objectives, polices and strategies that are substantially similar to those of the Fund is provided on page ___.

       AXA ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND

INVESTMENT OBJECTIVE

     The Fund seeks to increase the value of your investment in bull markets and in bear markets through strategies that are designed to limit exposure to general equity market risk.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund attempts to achieve its investment objective by taking long positions in large capitalization stocks principally traded in the markets of the United States that we have identified as undervalued and short positions in such stocks that we have identified as overvalued. Under normal circumstances, the Fund will invest at least 80% of the its net assets (including, for this purpose, any borrowings for investment purposes) in equity securities. When we believe that a security is undervalued relative to its peers, we may buy the security for the portfolio. When we believe that a security is overvalued relative to its peers, we may sell the security short by borrowing it from a third party and selling it at the then-current market price. Our computerized investment process is designed to maintain continually approximately equal dollar amounts invested in long and short positions. By taking long and short positions in different stocks that are overall approximately equal in value, the Fund attempts to limit the effect of general stock market movements on its performance.

     The Fund may achieve a positive return if the securities in the Fund's long portfolio outperform the securities in its short portfolio, each taken as a whole. Conversely, it is expected that the Fund will incur losses if the securities in its short portfolio outperform the securities in its long portfolio. We will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk characteristics of the overall portfolio. It is currently expected that the long and short positions of the Fund will be invested primarily in the 500 largest capitalization stocks principally traded in the markets of the United States.

     Under normal circumstances, our stock selection models will result in the Fund's long and short positions being overweighted in different business sectors (as well as different industries within sectors). In other words, the Fund may take long positions in a sector of the market that are not offset by short positions in that sector, and vice versa. Consequently, the Fund may have net exposures to different industries and sectors of the market, thereby increasing risk and the opportunity for loss should the stocks in a particular industry or sector not perform as predicted by our stock selection models. We select sectors to overweight or underweight based on a bottom-up evaluation of the stocks within a sector. If the stock selection models find most stocks within a sector to be attractive, then we would tend to overweight that sector. If the stock selection models find most stocks within a sector to be unattractive, then we would tend to engage in more short sales with respect to issuers in that sector. Our model optimizer then weighs the potential gain of a position against the risk in having overweighted/ underweighted industry exposures (in addition to other risk measures) and suggests trades to improve the return and risk characteristics of the portfolio.

     We use the return that an investor could achieve through an investment in 3-month U.S. Treasury Bills as a benchmark against which to measure the Fund's performance. We attempt to achieve returns for the Fund's shareholders that exceed the benchmark. An investment in the Fund is different from an investment in 3-month U.S. Treasury Bills because, among other differences, Treasury Bills are backed by the full faith and credit of the U.S. Government, Treasury Bills have a fixed rate of return, investors in Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in Treasury Bills.

     We consider fundamental and quantitative investment criteria in determining which securities to buy and sell. We employ a bottom-up approach which uses two stock selection models to evaluate stocks: (1) our Valuation Model estimates the fair value for each company in our database by assessing various fundamental data such as company financial statistics, and (2) our Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. The combined signal from these models tends to produce portfolios with a "value" style or orientation by identifying stocks as attractive for purchase that have price-to-earnings and price-to-book ratios that are lower than those of other companies in the same industry. We attempt to moderate this value orientation and the effects on the Fund's performance of value and growth style swings in the broad market through our computerized, risk-control optimization process. Of course, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of our stock selection models, see "The Adviser's General Investment Philosophy" further back in this Prospectus.

     During the fiscal year ended March 31, 2003, the Fund engaged in active and frequent trading. Because of the frequency with which the Fund buys and sells portfolio securities, a larger portion of distributions investors receive from the Fund are likely to reflect short-term capital gains, which are taxed like ordinary income, rather than long-term capital gain distributions.

SUMMARY OF PRINCIPAL RISKS

     As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

     INVESTMENT RISKS. Although the Fund's investment strategy seeks to limit the risks associated with investing in the equity market, the value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

     MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. We will apply our investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results. Because we could make poor investment decisions about both the long and the short positions of the Fund, the Fund's potential losses exceed those of conventional stock mutual funds that hold only long portfolios.

     MARKET RISK. Although the Fund seeks to have approximately equal dollar amounts invested in long and short positions, there is a risk that we will fail to construct a portfolio of long and short positions that has limited exposure to general U.S. stock market movements, capitalization ranges or other risk factors.

     RISK OF SHORT SALES. We may sell a security short by borrowing it from a third party and selling it at the then current market price. The Fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Moreover, because a Fund's loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero.

     RISK OF OVERWEIGHTING. This is the risk that, by overweighting investments in certain sectors or industries of the U.S. stock market, the Fund will suffer a loss because of general advances or declines on the prices of stocks in those sectors or industries.

     STYLE RISK. Because our risk control policy is not intended to yield a perfectly style-neutral portfolio, it is likely that the Fund's portfolio will exhibit a sensitivity to the value-growth cycle within the U.S. equity markets, meaning that the Fund's performance will be more likely to decline during periods when growth stocks outperform value stocks than during periods when value stocks outperform growth stocks.

     PORTFOLIO TURNOVER. In executing on its strategy, the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover may result in increased transaction costs, which in turn may reduce the Fund's return. A high portfolio turnover rate may also result in negative tax consequences to shareholders.

     For a more detailed description of these and other risks associated with an investment in the Fund, turn to page ___.

PERFORMANCE INFORMATION

     The Fund's past performance (whether before or after taxes) is not necessarily indicative of its future performance.

YEARLY PERFORMANCE (%) -- INSTITUTIONAL SHARES*

     This chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. [TO BE UPDATED]

YEARLY PERFORMANCE

CALENDAR YEAR END                                 ANNUAL RETURN (%)
-----------------                                 -----------------
1999                                                    7.58%
2000                                                   -9.74
2001                                                   11.18%
2002                                                    [   ]

*    For the period January 1, 2003 through June 30, 2003, the aggregate
     (non-annualized) total return of Institutional Shares was [   ].

     During all periods shown in the bar graph, the Fund's highest quarterly
return was [   ], for the quarter ended [   ], and its lowest quarterly return
was [   ], for the quarter ended [   ].

PERFORMANCE TABLE

     This table shows how the Fund's performance compares with the returns of 3-month U.S. Treasury Bills. [TO BE UPDATED]

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2002)

                                                       SINCE            SINCE
                                                       INCEPTION OF     INCEPTION
                                                       INSTITUTIONAL    OF INVESTOR
                                           PAST ONE    SHARES           SHARES
                                           YEAR        (10/19/98)       (11/11/98)
                                           --------    -------------    -----------
Institutional Shares*
  Return Before Taxes
  Return After Taxes On Distributions
  Return After Taxes on Distribution and
    Sale of Fund Shares
Investor Shares

Class A Shares+
Class B Shares+
Class C Shares+

3-Month U.S. T-Bills**

* After-tax returns are shown for Institutional Shares only and will vary for shares of the other classes of the Fund because those classes have higher expense ratios. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an investor's actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

** Treasury Bills have a fixed rate of return, investors in Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in Treasury Bills.

+ The inception date for Class A and Class B Shares was October 1, 2001. The inception date for Class C Shares was ____. Returns shown for earlier time periods are those of the Institutional Shares, adjusted for the fees and expenses of Class A, Class B or Class C Shares, respectively.

                    AXA ROSENBERG U.S. LONG/SHORT EQUITY FUND

INVESTMENT OBJECTIVE

     The Fund seeks to increase the value of your investment in bull markets and in bear markets through strategies that are designed to limit exposure to general equity market risk.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund attempts to achieve its objective by taking long positions in stocks of certain capitalization ranges (as described below) principally traded in the markets of the United States that we have identified as undervalued and short positions in such stocks that we have identified as overvalued. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in equity securities. When we believe that a security is undervalued relative to its peers, we may buy the security for the portfolio. When we believe that a security is overvalued relative to its peers, we may sell the security short by borrowing it from a third party and selling it at the then-current market price. Our computerized investment process is designed to maintain continually approximately equal dollar amounts invested in long and short positions. By taking long and short positions in different stocks that are overall approximately equal in value, the Fund attempts to limit the effect of general stock market movements on its performance.

     The Fund may achieve a positive return if the securities in its long portfolio outperform the securities in its short portfolio, each taken as a whole. Conversely, it is expected that the Fund will incur losses if the securities in its short portfolio outperform the securities in its long portfolio. We will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk characteristics of the overall portfolio.

     The Fund also seeks to construct a diversified portfolio that has, in addition to limited exposure to the U.S. equity market risk generally, near neutral exposure to specific industries, specific capitalization ranges and certain other risk factors. It is currently expected that the long and short positions of the Fund will be invested primarily in small and mid-capitalization stocks. For purposes of the preceding sentence, this includes all but the 200 stocks principally traded in the markets of the United States with the largest market capitalizations. Stocks of companies with relatively small market capitalizations tend to be less liquid and more volatile than stocks of companies with larger market capitalizations.

     We use the return that an investor could achieve through an investment in 3-month U.S. Treasury Bills as a benchmark against which to measure the Fund's performance. We attempt to achieve returns for the Fund's shareholders that exceed the benchmark. An investment in the Fund is different from an investment in 3-month U.S. Treasury Bills because, among other things, Treasury Bills are backed by the full faith and credit of the U.S. Government, Treasury Bills have a fixed rate of return, investors in Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in Treasury Bills.

     We consider fundamental and quantitative investment criteria in determining which securities to buy and sell. We employ a bottom-up approach which uses two stock selection models to evaluate stocks: (1) our Valuation Model estimates the fair value for each company in our database by assessing various fundamental data such as company financial statistics, and (2) our Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. The combined signal from these models tends to produce portfolios with a "value" style or orientation by identifying stocks as attractive for purchase that have price-to-earnings and price-to-book ratios that are lower than those of other companies in the same industry. Of course, other factors, such as the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of the Adviser's stock selection models, see "The Adviser's General Investment Philosophy" further back in this Prospectus.

     Although, as noted above, our stock selection models tend to produce a value style of investment, we attempt to moderate the Fund's value orientation and the effects on its performance of value and growth style swings in the broad market through its computerized, risk-control optimization process. We attempt to limit further the risks associated with value/growth cycles by maintaining approximately equal dollar amounts of value securities in the Fund's long and short portfolios. For example, if the Fund holds 60% of the value of its long positions in value stocks, then, to the extent reasonably practicable, it will also hold approximately 60% of the value of its short positions in value stocks. This technique, in combination with the optimizer, is intended to significantly reduce, if not eliminate, the Fund's value orientation.

     Because the Fund may engage in active and frequent trading of portfolio securities, a larger portion of the distributions investors receive from the Fund are likely to reflect short-term capital gains which are taxed like ordinary income, rather than long-term capital gain distributions.

SUMMARY OF PRINCIPAL RISKS

     As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

     INVESTMENT RISKS. Although the Fund's investment strategy seeks to limit the risks associated with investing in the equity market, the value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

     MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. We will apply our investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results. Because we could make poor investment decisions about both the long and the short positions of the Fund, the Fund's potential losses exceed those of conventional stock mutual funds that hold only long portfolios.

     MARKET RISK. Although the Fund seeks to have approximately equal dollar amounts invested in long and short positions, there is a risk that we will fail to construct a portfolio of long and short positions that has limited exposure to general U.S. stock market movements, capitalization ranges or other risk factors.

     RISK OF SHORT SALES. We may sell a security short by borrowing it from a third party and selling it at the then current market price. The Fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Moreover, because a Fund's loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero.

     SMALL AND MID-SIZE COMPANY RISK. The Fund is subject to additional risk because it invests primarily in the stocks of companies with small and mid-sized market capitalizations, which tend to be less liquid and more volatile than stocks of companies with larger market capitalizations. These companies may have limited product lines, markets or financial resources or may depend on a few key employees.

     STYLE RISK. In order to moderate the Fund's value orientation, we attempt to maintain approximately equal dollar amounts in value stocks in its long and short portfolios. There is a risk, however, that the Fund's performance will exhibit a greater sensitivity to the value-growth cycle within the U.S. equity markets than is intended because our style moderation policy does not provide perfect control over the extent of the Fund's value orientation.

     PORTFOLIO TUROVER. In executing on its strategy, the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover may result in increased transaction costs, which in turn may reduce the Fund's return. A high portfolio turnover rate may also result in negative tax consequences to shareholders.

     For a more detailed description of these and other risks associated with an investment in the Fund, turn to page ___.

PERFORMANCE INFORMATION

     This Fund does not have performance information because it is not yet operational.

                  AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND

INVESTMENT OBJECTIVE

     The Fund seeks a return greater than that of the Russell 2000 Index.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund invests primarily in the common stocks of smaller companies that are traded principally in the markets of the United States ("U.S. Small Capitalization Companies"). In selecting securities for the Fund, we seek to match the capitalization profile of the Russell 2000. The definition of U.S. Small Capitalization Securities may change from time to time to include continually the market capitalization of the largest company in the Russell 2000. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in U.S. Small Capitalization Companies.

     The Russell 2000 Index consists of the smallest 2000 securities in the Russell 3000 Index, and represents approximately ___% of the Russell 3000 Index total market capitalization. The Russell 3000 Index represents approximately ___% of the investable U.S. equity market. Total return is a combination of capital appreciation and current income (dividend or interest). Because the companies in which we seek to invest typically do not distribute significant amounts of company earnings to shareholders, we will place relatively greater emphasis on capital appreciation than on current income. Investments in securities of U.S. Small Capitalization Companies may present greater opportunities for capital appreciation because of high potential earnings growth, but may also involve greater risk. See "Principal Risks--Small Company Risk."

     We consider fundamental and quantitative investment criteria in determining which securities to buy and sell. We employ a bottom-up approach which uses two stock selection models to evaluate stocks: (1) our Valuation Model estimates the fair value for each company in our database by assessing various fundamental data such as company financial statistics, and (2) our Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. By favoring securities believed to be undervalued, these models tend to produce portfolios with a "value" style or orientation. The Valuation Model tends to identify stocks as attractive for purchase that have price-to-earnings and price-to-book ratios that are lower than those of other companies in the same industry. Although, as noted above, our stock selection models tend to produce a value style of investment, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of the Adviser's stock selection models, see "The Adviser's General Investment Philosophy" further back in this Prospectus.

     During the fiscal year ended March 31, 2003, the Fund engaged in active and frequent trading. Because of the frequency with which the Fund buys and sells portfolio securities, a larger portion of distributions investors receive from the Fund are likely to reflect short-term capital gains, which are taxed like ordinary income, rather than long-term capital gain distributions.

     FUNDAMENTAL POLICY. It is a fundamental policy of the Fund, which may not be changed without shareholder approval, that at least 65% of the Fund's total assets will be invested in U.S. Small Capitalization Securities.

SUMMARY OF PRINCIPAL RISKS

     As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

     INVESTMENT RISKS. The value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

     MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. We will apply our investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results.

     SMALL COMPANY RISK. The Fund is subject to additional risk because it invests primarily in the stocks of companies with small market capitalizations, which tend to be less liquid and more volatile than stocks of companies with larger market capitalizations. These companies may also have limited product lines, markets or financial resources or may depend on a few key employees.

     PORTFOLIO TURNOVER. In executing on its strategy, the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover may result in increased transaction costs, which in turn may reduce the Fund's return. A high portfolio turnover rate may also result in negative tax consequences to shareholders.

     For a more detailed description of these and other risks associated with an investment in the Fund, turn to page __.

PERFORMANCE INFORMATION

     The Fund's past performance (whether before or after taxes) is not necessarily indicative of its future performance.

YEARLY PERFORMANCE (%) -- INSTITUTIONAL SHARES*

     This chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. [TO BE UPDATED]

YEARLY PERFORMANCE

               CALENDAR YEAR END         ANNUAL RETURN (%)
               -----------------         -----------------
               1993                                 22.50%
               1994                                  5.41%
               1995                                 38.18%
               1996                                 26.53%
               1997                                 30.63%
               1998                                 -4.03%
               1999                                 15.00%
               2000                                  5.19%
               2001                                 10.73%
               2002                                  [   ]

*  For the period January 1, 2003 through June 30, 2003, the aggregate
   (non-annualized) total return of Institutional Shares was [   ].

     During all periods shown in the bar graph, the Fund's highest quarterly
return was [   ], for the quarter ended [   ], and its lowest quarterly return
was [   ], for the quarter ended [   ].

PERFORMANCE TABLE

     This table shows how the Fund's performance compares with the returns of a broad-based securities market index. [TO BE UPDATED]

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31,2002)

                                                                                  SINCE         SINCE
                                                                                INCEPTION     INCEPTION
                                                                               OF INVESTOR    OF ADVISER
                                             PAST ONE    PAST FIVE   PAST 10      SHARES        SHARES
                                               YEAR        YEARS      YEARS     (10/22/96)    (1/21/97)
                                             --------    ---------   -------   -----------    ----------
Institutional Shares*
  Return Before Taxes
  Return After Taxes On Distributions
  Return After Taxes on Distribution and
    Sale of Fund Shares
Investor Shares
Adviser Shares

Russell 2000 Index**

* After-tax returns are shown for Institutional Shares only and will vary for shares of the other classes of the Fund because those classes have higher expense ratios. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an investor's actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

** The Russell 2000 Index consists of the smallest 2000 securities in, and approximately _% of the total market capitalization of, the Russell 3000 Index. (The Russell 3000 Index represents approximately ___% of the investable U.S. equity market.)

                   AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND

INVESTMENT OBJECTIVE

     The Fund seeks to increase the value of your investment in bull markets and in bear markets through strategies that are designed to have limited exposure to general equity market risk.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund attempts to achieve its objective by taking long positions in stocks of certain capitalization ranges (as described below) principally traded in the markets of the United States that we have identified as undervalued and short positions in such stocks that we have identified as overvalued. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in equity securities. When we believe that a security is undervalued relative to its peers, we may buy the security for the portfolio. When we believe that a security is overvalued relative to its peers, we may sell the security short by borrowing it from a third party and selling it at the then-current market price. Our computerized investment process is designed to maintain continually approximately equal dollar amounts invested in long and short positions. By taking long and short positions in different stocks, the Fund attempts to limit the effect of general stock market movements on its performance.

     The Fund may achieve a positive return if the securities in the Fund's long portfolio outperform the securities in its short portfolio, each taken as a whole. Conversely, it is expected that the Fund will incur losses if the securities in the Fund's long portfolio underperform the securities in the Fund's short portfolio. We will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk characteristics of the overall portfolio.

     The Fund seeks to construct a diversified portfolio that has, in addition to limited exposure to the U.S. equity market risk generally, near neutral exposure to specific industries, specific capitalization ranges and certain other risk factors. It is currently expected that the long and short positions of the Fund will be invested primarily in small and mid-capitalization stocks. For purposes of the preceding sentence, this includes all but the 200 stocks principally traded in the markets of the United States with the largest market capitalizations. Stocks of companies with relatively small market capitalizations tend to be less liquid and more volatile than stocks of companies with larger market capitalizations.

     We use the return that an investor could achieve through an investment in 3-month U.S. Treasury Bills as a benchmark against which to measure the Fund's performance. We attempt to achieve returns for the Fund's shareholders that exceed the benchmark. An investment in the Fund is different from an investment in 3-month U.S. Treasury Bills because, among other things, Treasury Bills are backed by the full faith and credit of the U.S. Government, Treasury Bills have a fixed rate of return, investors in Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in Treasury Bills.

     We consider fundamental and quantitative investment criteria in determining which securities to buy and sell. We employ a bottom-up approach which uses two stock selection models to evaluate stocks: (1) our Valuation Model estimates the fair value for each company in our database by assessing various fundamental data such as company financial statistics, and (2) our Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. The combined signal from these models tends to produce portfolios with a "value" style or orientation which is particularly significant for this Fund, by identifying stocks as attractive for purchase that have price-to-earnings and price-to-book ratios that are lower than those of other companies in the same industry. We attempt to moderate, although by no means eliminate, this value orientation through our computerized, risk-control optimization process. Of course, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of our stock selection models, see "The Adviser's General Investment Philosophy" further back in this Prospectus.

       During the fiscal year ended March 31, 2003, the Fund engaged in active and frequent trading. Because of the frequency with which the Fund buys and sells portfolio securities, a larger portion of distributions investors receive from the Fund are likely to reflect short-term capital gains, which are taxed like ordinary income rather than long-term capital gain distributions.

SUMMARY OF PRINCIPAL RISKS

     As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

     INVESTMENT RISKS. Although the Fund's investment strategy seeks to limit the risks associated with investing in the equity market, the value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

     MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. We will apply our investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results. Because we could make poor investment decisions about both the long and the short positions of the Fund, the Fund's potential losses exceed those of conventional stock mutual funds that hold only long portfolios.

     MARKET RISK. Although the Fund seeks to have approximately equal dollar amounts invested in long and short positions, there is a risk that we will fail to construct a portfolio of long and short positions that has limited exposure to general U.S. stock market movements, capitalization ranges or other risk factors.

     RISK OF SHORT SALES. We may sell a security short by borrowing it from a third party and selling it at the then current market price. The Fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Moreover, because a Fund's loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero.

     SMALL AND MID-SIZE COMPANY RISK. The Fund is subject to additional risk because it invests primarily in the stocks of companies with small and mid-sized market capitalizations, which tend to be less liquid and more volatile than stocks of companies with larger market capitalizations. These companies may also have limited product lines, markets or financial resources or may depend on a few key employees.

     STYLE RISK. Because our risk control policy is not intended to yield a perfectly style-neutral portfolio, it is likely that the Fund's portfolio will exhibit a sensitivity to the value-growth cycle within the U.S. equity markets, meaning that the Fund's performance will be more likely to decline during periods when growth stocks outperform value stocks than during periods when value stocks outperform growth stocks.

     PORTFOLIO TURNOVER. In executing on its strategy, the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover may result in increased transaction costs, which in turn may reduce the Fund's return. A high portfolio turnover rate may also result in negative tax consequences to shareholders.

     For a more detailed description of these and other risks associated with an investment in the Fund, turn to page __.

PERFORMANCE INFORMATION

     The Fund's past performance (whether before or after taxes) is not necessarily indicative of its future performance.

YEARLY PERFORMANCE (%) -- INSTITUTIONAL SHARES*

     This chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. [TO BE UPDATED]

YEARLY PERFORMANCE

CALENDAR YEAR END      ANNUAL RETURN (%)
-----------------      -----------------
1998                         -0.71%
1999                         -11.41
2000                         -3.61%
2001                         11.58%
2002                          [   ]

*    For the period January 1, 2003 through June 30, 2003, the aggregate
     (non-annualized) total return of Institutional Shares was [   ].

     During all periods shown in the bar graph, the Fund's highest quarterly
return was [   ]%, for the quarter ended [   ], and its lowest quarterly return
was [   ]%, for the quarter ended [   ].

PERFORMANCE TABLE

     This table shows how the Fund's performance compares with the returns of 3-month U.S. Treasury Bills.

       AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2002)

                                                                                       SINCE
                                                                      SINCE            INCEPTION
                                                                      INCEPTION OF     OF
                                                                      INSTITUTIONAL    INVESTOR
                                             PAST ONE    PAST FIVE    SHARES           SHARES
                                             YEAR        YEARS        (12/16/97)       (12/18/97)
                                             --------    ---------    -------------    -----------
Institutional Shares*
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and
    Sale of Fund Shares
Investor Shares
Class A Shares+

Class B Shares+
Class C Shares+

3-Month U.S. T-Bills**

* After-tax returns are shown for Institutional Shares only and will vary for shares of the other classes of the Fund because those classes have higher expense ratios. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an investor's actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

** Treasury Bills have a fixed rate of return, investors in Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in Treasury Bills.

+    The inception date for Class A and Class B Shares was October 1, 2001.
     The inception date for Class C Shares was _____________. Returns shown for earlier time periods are those of the Institutional Shares, adjusted for the fees and expenses of Class A, Class B or Class C Shares, respectively.

                                FEES AND EXPENSES

THESE TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS. [TO BE UPDATED]

Shareholder Fees (paid directly from your investment):

AXA ROSENBERG ENHANCED 500 FUND

                                               INSTITUTIONAL    INVESTOR           A              B            C(a)
                                               -------------    --------       ---------      ---------      ---------
Maximum Sales Charge (Load)                        None           None          3.00%          5.00%          1.50%
Maximum Sales Charge (Load) Imposed on
Purchases                                          None           None          3.00%(b)        None          0.75%
Maximum Deferred Sales Charge (Load)               None           None           None(c)       5.00%(d)       0.75%(e)
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends                               None           None           None           None           None
Redemption Fee (charged only to shares
redeemed within 30 days of purchase)(f)           2.00%          2.00%          2.00%          2.00%          2.00%
Exchange Fee                                       None           None           None           None           None

AXA ROSENBERG EUROPEAN FUND, AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND, AXA ROSENBERG INTERNATIONAL EQUITY FUND, AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND, AXA ROSENBERG U.S. DISCOVERY FUND, AXA ROSENBERG U.S. LARGE CAPITALIZATION FUND, AXA ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND, AXA ROSENBERG U.S. LONG/SHORT EQUITY FUND AND AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND

                                               INSTITUTIONAL    INVESTOR           A              B            C(a)
                                               -------------    --------       ---------      ---------      ---------
Maximum Sales Charge (Load)                        None           None          5.50%          5.00%          2.00%
Maximum Sales Charge (Load) Imposed on
Purchases                                          None           None          5.50%(b)        None          1.00%
Maximum Deferred Sales Charge (Load)               None           None           None(c)       5.00%(d)       1.00%(e)
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends                               None           None           None           None           None
Redemption Fee (charged only to shares
redeemed within 30 days of purchase)(f)           2.00%          2.00%          2.00%          2.00%          2.00%
Exchange Fee                                       None           None           None           None           None

AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND

                                              INSTITUTIONAL    INVESTOR       ADVISER
                                              -------------    --------       -------
Maximum Sales Charge (Load)
Imposed on Purchases                               None          None           None
Maximum Deferred Sales Charge
(Load)                                             None          None           None
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends                    None          None           None
Redemption Fee (charged only to
shares redeemed within 30 days of
purchase) (f)                                     2.00%         2.00%          2.00%
Exchange Fee                                       None          None           None

(a) Class C Shares are currently available for the AXA Rosenberg Global Long/Short Equity Fund, AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund and AXA Rosenberg Value Long/Short Equity Fund. Class C shares of the other Funds, other than the AXA Rosenberg U.S. Small Capitalization Fund, may be made available at any time, in our discretion.

(b) Class A Shares may be sold at net asset value without payment of any sales charge to the following entities:

     (1) Pension and profit sharing plans, pension funds and other company-sponsored benefit plans;

     (2) "Wrap" accounts for the benefit of clients of broker-dealers, financial institutions or financial planners, provided they have entered an agreement with the Trust or the Distributor; and

     (3) Participants in certain group retirement plans offered through a fee-based program that make cumulative purchases of $1 million or more.

(c) For purchases of Class A Shares in connection with which the Trust charges no initial sales charge, a CDSC of 1.00% may apply. See "Multiple Classes--Class A Shares--Initial Sales Charge Alternative."

(d) The contingent deferred sales charge (CDSC) for Class B Shares decreases to 4% in the second year, 3% in the fourth year, 2% in the fifth year, 1% in the seventh year and 0% in the eighth year of ownership. Class B Shares convert to Class A Shares after eight years.

(e) The CDSC for Class C Shares applies only to shares redeemed within eighteen months of purchase.

(f) The Trust reserves the right, in its sole discretion, to waive this fee when, in our judgment, such waiver would be in the best interests of the Trust or the Fund. See "Redemption of Shares--Early Redemptions and Market Timing." The Fund charges no other redemption fees.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) and EXAMPLES

The Examples are to help you compare the cost of investing in the Funds with the cost of investing in other funds. They assume that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                                                                                                              EXAMPLES
                                      OPERATING EXPENSES                                       -----------------------------------
AXA ROSENBERG          -----------------------------------------------------                    AFTER    AFTER    AFTER   AFTER 10
ENHANCED 500 FUND      INSTITUTIONAL INVESTOR  CLASS A   CLASS B  CLASS C(a)                   1 YEAR   3 YEARS  5 YEARS   YEARS
-----------------      ------------- --------  -------   -------  ----------                   ------   -------  -------  --------
Management Fees        0.50%         0.50%     0.50%     0.50%    0.50%         Institutional

Distribution and
Shareholder Service
(12b-1) Fees           None          0.25%     0.50%     1.00%    1.00%         Investor

Other Expenses                                                                  Class A

Total Annual Fund
Operating Expenses                                                              Class B+

Fee Waiver and/or
Expense
Reimbursement(b)                                                                Class B++

Net Expenses                                                                    Class C+

                                                                                                              EXAMPLES
                                      OPERATING EXPENSES                                       -----------------------------------
AXA ROSENBERG          -----------------------------------------------------                    AFTER    AFTER    AFTER   AFTER 10
EUROPEAN FUND          INSTITUTIONAL INVESTOR  CLASS A   CLASS B  CLASS C(a)                   1 YEAR   3 YEARS  5 YEARS   YEARS
-----------------      ------------- --------  -------   -------  ----------                   ------   -------  -------  --------
Management Fees        0.75%         0.75%     0.75%     0.75%    0.75%         Institutional

Distribution and
Shareholder Service
(12b-1) Fees           None          0.25%     0.50%     1.00%    1.00%         Investor

Other Expenses                                                                  Class A

Total Annual Fund
Operating Expenses                                                              Class B+

Fee Waiver and/or
Expense
Reimbursement(b)                                                                Class B++

Net Expenses                                                                    Class C+

                                                                                                              EXAMPLES
                                      OPERATING EXPENSES                                       -----------------------------------
AXA ROSENBERG GLOBAL   -----------------------------------------------------                    AFTER    AFTER    AFTER   AFTER 10
LONG/SHORT EQUITY FUND INSTITUTIONAL INVESTOR  CLASS A   CLASS B    CLASS C                    1 YEAR   3 YEARS  5 YEARS   YEARS
---------------------- ------------- --------  -------   -------  ----------                   ------   -------  -------  --------
Management Fees        1.50%         1.50%     1.50%     1.50%    1.50%         Institutional

Distribution and
Shareholder Service
(12b-1) Fees           None          0.25%     0.50%     1.00%    1.00%         Investor

Other Expenses*                                                                 Class A
   Dividend Expenses
   on Securities Sold
   Short
   Remainder of
   Other Expenses
Total
Total Annual Fund
Operating Expenses*                                                             Class B+

Fee Waiver and/or
Expense
Reimbursement(b)                                                                Class B++

Net Expenses                                                                    Class C+

                                                                                                           EXAMPLES
AXA ROSENBERG                         OPERATING EXPENSES                                       -----------------------------------
INTERNATIONAL EQUITY   -----------------------------------------------------                    AFTER    AFTER    AFTER   AFTER 10
FUND                   INSTITUTIONAL INVESTOR  CLASS A   CLASS B  CLASS C(a)                   1 YEAR   3 YEARS  5 YEARS   YEARS
-----------------      ------------- --------  -------   -------  ----------                   ------   -------  -------  --------
Management Fees        0.85%         0.85%     0.85%     0.85%    0.85%         Institutional

Distribution and
Shareholder Service
(12b-1) Fees           None          0.25%     0.50%     1.00%    1.00%         Investor

Other Expenses                                                                  Class A

Total Annual Fund
Operating Expenses                                                              Class B+

Fee Waiver and/or
Expense
Reimbursement(b)                                                                Class B++

Net Expenses                                                                    Class C+

                                                                                                              EXAMPLES
AXA ROSENBERG                         OPERATING EXPENSES                                       -----------------------------------
INTERNATIONAL SMALL    -----------------------------------------------------                    AFTER    AFTER    AFTER   AFTER 10
CAPITALIZATION FUND    INSTITUTIONAL INVESTOR  CLASS A   CLASS B  CLASS C(a)                   1 YEAR   3 YEARS  5 YEARS   YEARS
-----------------      ------------- --------  -------   -------  ----------                   ------   -------  -------  --------
Management Fees        1.00%         1.00%     1.00%     1.00%    1.00%         Institutional

Distribution and
Shareholder Service
(12b-1) Fees           None          0.25%     0.50%     1.00%    1.00%         Investor

Other Expenses                                                                  Class A

Total Annual Fund
Operating Expenses                                                              Class B+

Fee Waiver and/or
Expense
Reimbursement(b)                                                                Class B++

Net Expenses                                                                    Class C+

                                                                                                              EXAMPLES
                                      OPERATING EXPENSES                                       -----------------------------------
AXA ROSENBERG          -----------------------------------------------------                    AFTER    AFTER    AFTER   AFTER 10
U.S. DISCOVERY FUND    INSTITUTIONAL INVESTOR  CLASS A   CLASS B  CLASS C(a)                   1 YEAR   3 YEARS  5 YEARS   YEARS
-----------------      ------------- --------  -------   -------  ----------                   ------   -------  -------  --------
Management Fees        0.90%         0.90%     0.90%     0.90%    0.90%         Institutional

Distribution and
Shareholder Service
(12b-1) Fees           None          0.25%     0.50%     1.00%    1.00%         Investor

Other Expenses                                                                  Class A

Total Annual Fund
Operating Expenses                                                              Class B+

Fee Waiver and/or
Expense
Reimbursement(b)                                                                Class B++

Net Expenses                                                                    Class C+

                                                                                                             EXAMPLES
AXA ROSENBERG                         OPERATING EXPENSES                                       -----------------------------------
U.S. LARGE             -----------------------------------------------------                    AFTER    AFTER    AFTER   AFTER 10
CAPITALIZATION FUND    INSTITUTIONAL INVESTOR  CLASS A   CLASS B  CLASS C(a)                   1 YEAR   3 YEARS  5 YEARS   YEARS
-----------------      ------------- --------  -------   -------  ----------                   ------   -------  -------  --------
Management Fees        0.75%         0.75%     0.75%     0.75%    0.75%         Institutional

Distribution and
Shareholder Service
(12b-1) Fees           None          0.25%     0.50%     1.00%    1.00%         Investor

Other Expenses                                                                  Class A

Total Annual Fund
Operating Expenses                                                              Class B+

Fee Waiver and/or
Expense
Reimbursement(b)                                                                Class B++

Net Expenses                                                                    Class C+

AXA ROSENBERG U.S.
LARGE/MID                                                                                                     EXAMPLES
CAPITALIZATION                        OPERATING EXPENSES                                       -----------------------------------
LONG/SHORT EQUITY      -----------------------------------------------------                    AFTER    AFTER    AFTER   AFTER 10
FUND                   INSTITUTIONAL INVESTOR  CLASS A   CLASS B  CLASS C                       1 YEAR   3 YEARS  5 YEARS   YEARS
-----------------      ------------- --------  -------   -------  ----------                   ------   -------  -------  --------
Management Fees        1.00%         1.00%     1.00%     1.00%    1.00%         Institutional

Distribution and
Shareholder Service
(12b-1) Fees           None          0.25%     0.50%     1.00%    1.00%         Investor

Other Expenses                                                                  Class A
  Dividend Expenses
  on Securities Sold
  Short
  Remainder of
  Other Expenses
Total
Total Annual Fund
Operating Expenses                                                              Class B+

Fee Waiver and/or
Expense
Reimbursement(b)                                                                Class B++

Net Expenses                                                                    Class C+



AXA ROSENBERG                         OPERATING EXPENSES
U.S. LONG/SHORT        -----------------------------------------------------                     AFTER    AFTER
EQUITY FUND            INSTITUTIONAL INVESTOR  CLASS A   CLASS B  CLASS C(a)                    1 YEAR   3 YEARS
-----------------      ------------- --------  -------   -------  ----------                    ------   -------
Management Fees        1.25%         1.25%     1.25%     1.25%    1.25%         Institutional

Distribution and
Shareholder Service
(12b-1) Fees           None          0.25%     0.50%     1.00%    1.00%         Investor

Other Expenses(c)                                                               Class A

Total Annual Fund
Operating Expenses                                                              Class B+

Fee Waiver and/or
Expense
Reimbursement(b)                                                                Class B++

Net Expenses                                                                    Class C+



                                                                                                           EXAMPLES
AXA ROSENBERG                      EXAMPLES                                                   -----------------------------------
U.S. SMALL             -------------------------------                                         AFTER    AFTER    AFTER   AFTER 10
CAPITALIZATION FUND    INSTITUTIONAL INVESTOR  ADVISER                                        1 YEAR   3 YEARS  5 YEARS   YEARS
-------------------    ------------- --------  -------                                        ------   -------  -------  --------
Management Fees        0.90%         0.90%       0.90%                          Institutional

Distribution and
Shareholder Service
(12b-1) Fees           None          0.25%       None                           Investor

Other Expenses                                                                  Adviser
   Service Fee         None          None       0.25%
   Remainder of Other
   Expenses
Total
Total Annual Fund
Operating Expenses

Fee Waiver and/or
Expense
Reimbursement(b)

Net Expenses


                                                                                                            EXAMPLES
AXA ROSENBERG                         OPERATING EXPENSES                                       -----------------------------------
VALUE LONG/SHORT       -----------------------------------------------------                    AFTER    AFTER    AFTER   AFTER 10
EQUITY FUND            INSTITUTIONAL INVESTOR   CLASS A  CLASS B   CLASS C                     1 YEAR   3 YEARS  5 YEARS   YEARS
-----------------      ------------- --------  -------   -------  ----------                   ------   -------  -------  --------
Management Fees        1.50%         1.50%      1.50%    1.50%     1.50%        Institutional

Distribution and
Shareholder Service
(12b-1) Fees           None          0.25%      0.50%    1.00%     1.00%        Investor

Other Expenses                                                                  Class A
   Dividend Expenses
   on Securities
   Sold Short
   Remainder of Other
   Expenses
Total
Total Annual Fund
Operating Expenses                                                              Class B+

Fee Waiver and/or
Expense
Reimbursement(f)                                                                Class B++

Net Expenses                                                                    Class C+


+    Assumes redemption at the end of the period.

++   Assumes no redemption at the end of the period.

* Restated to reflect the higher custodial fees associated with the AXA Rosenberg Global Long/Short Equity Fund's foreign investments.

(a) Class C Shares of these Funds are not currently available for purchase but may be available at any time, in our discretion.

(b) Reflects our contractual undertaking in the Fee Limitation Agreement to waive our management fee and bear certain expenses (exclusive of nonrecurring account fees, extraordinary expenses, dividends and interest on securities sold short, service fees, subtransfer agency and subaccounting fees and distribution and shareholder service fees) until 3/31/04 unless extended, modified or terminated by mutual agreement of the Trust and the Adviser. Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment through the next two fiscal years by the Fund to the Adviser to the extent that the repayment will not cause the Fund's Net Expenses to exceed the current limit (as stated in the Fee Limitation Agreement) during the respective year.

(c) Because the AXA Rosenberg U.S. Long/Short Equity Fund is a new fund (as defined in Form N-1A under the 1940 Act), "Other Expenses" are based on estimated amounts for the current fiscal year.

                                 PRINCIPAL RISKS

     The value of your investment in a Fund changes with the values of the Fund's investments. Many factors can affect those values. This section describes the principal risks that may affect a particular Fund's investments as a whole. Any Fund could be subject to additional risks because the types of investments made by the Funds can change over time.

                             Principal Risks by Fund

                                  FOREIGN      SMALL
                                  INVESTMENT   AND/OR                RISK
                                  (INCLUDING   MID-SIZE              OF
                     INVESTMENT   EUROPEAN)    COMPANY    CURRENCY   SHORT   PORTFOLIO
                     RISKS        RISK         RISK       RISK       SALES   TURNOVER
----------------------------------------------------------------------------------------
AXA Rosenberg
  Enhanced 500 Fund  X                                                       X
AXA Rosenberg
  European Fund      X            X            X          X                  X
AXA Rosenberg
  Global
  Long/Short
  Equity Fund        X            X            X          X          X       X
AXA Rosenberg
  International
  Equity Fund        X            X                       X                  X
AXA Rosenberg
  International
  Small
  Capitalization
  Fund               X            X            X          X                  X
AXA Rosenberg
  U.S. Discovery
  Fund               X                         X                             X
AXA Rosenberg
  U.S. Large
  Capitalization
  Fund               X                                                       X
AXA Rosenberg
  U.S. Large/Mid
  Capitalization
  Long/Short
  Equity Fund        X                                               X       X
AXA Rosenberg
  U.S. Long/Short
  Equity Fund        X                         X                     X       X
AXA Rosenberg
  U.S. Small
  Capitalization
  Fund               X                         X                             X
AXA Rosenberg
  Value
  Long/Short
  Equity Fund        X                         X                     X       X

                                       RISK
                     MANAGE-           OF         DERIVA-
                     MENT     MARKET   OVER-      TIVES
                     RISK     RISK     WEIGHTING  RISK     STYLE RISK
---------------------------------------------------------------------
AXA Rosenberg
  Enhanced 500 Fund  X
AXA Rosenberg
  European Fund      X                            X
AXA Rosenberg
  Global
  Long/Short
  Equity Fund        X        X        X                   X
AXA Rosenberg
  International
  Equity Fund        X
AXA Rosenberg
  International
  Small
  Capitalization
  Fund               X
AXA Rosenberg
  U.S. Discovery
  Fund               X
AXA Rosenberg
  U.S. Large
  Capitalization
  Fund               X                 X
AXA Rosenberg
  U.S. Large/Mid
  Capitalization
  Long/Short
  Equity Fund        X        X        X                   X
AXA Rosenberg
  U.S. Long/Short
  Equity Fund        X        X                            X
AXA Rosenberg
  U.S. Small
  Capitalization
  Fund               X
AXA Rosenberg
  Value
  Long/Short
  Equity Fund        X        X                            X

     INVESTMENT RISKS. An investment in any of the Funds involves risks similar to those of investing in common stocks directly. Just as with common stocks, the value of Fund shares may increase or decrease depending on market, economic, political, regulatory and other conditions affecting a

Fund's portfolio. These types of risks may be greater with respect to investments in securities of foreign issuers. Investment in shares of the Funds is, like an investment in common stocks, more volatile and risky than some other forms of investment. Also, each of the AXA Rosenberg Global Long/Short Equity Fund, AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, AXA Rosenberg U.S. Long/Short Equity Fund and the AXA Rosenberg Value Long/Short Equity Fund (collectively, the "Long/Short Funds") is subject to the risk that its long positions may decline in value at the same time that the market value of securities sold short increases, thereby increasing the magnitude of the loss that you may suffer on your investment as compared with more conventional stock mutual funds.

     FOREIGN INVESTMENT (INCLUDING EUROPEAN) RISK. Investments in securities of foreign issuers involve certain risks that are more significant than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates and exchange control regulations (including limitations on currency movements and exchanges) and will generally be greater for investments in less developed countries. A foreign government may expropriate or nationalize invested assets, or impose withholding taxes on dividend or interest payments. A Fund may be unable to obtain and enforce judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States or other countries. The securities of some foreign companies may be less liquid and at times more volatile than securities of comparable U.S. companies.

     SMALL AND/OR MID-SIZE COMPANY RISK. Companies with small or mid-sized market capitalizations may be dependent upon a single proprietary product or market niche, may have limited product lines, markets or financial resources, or may depend on a limited management group. Typically, such companies have fewer securities outstanding, and their securities may be less liquid than securities of larger companies. Their common stock and other securities may trade less frequently and in limited volume and are generally more sensitive to purchase and sale transactions. Accordingly, the prices of such securities tend to be more volatile than the prices of securities of companies with larger market capitalizations, or the absolute values of changes in the prices of the securities of these companies tend to be greater than those of larger, more established companies.

     CURRENCY RISK. Investments in securities denominated in and/or receiving revenues in foreign currencies (including the euro) are subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency hedged. In either event, the dollar value of these types of investments would be adversely affected.

     RISK OF SHORT SALES. When we believe that a security is overvalued, we may cause one or more of the Long/Short Funds to sell the security short by borrowing it from a third party and selling it at the then current market price. The Fund is then obligated to buy the security at a later date so it can return the security to the lender. The Fund will incur a loss if the price of the borrowed security increases between the time the Fund sells it short and the time the Fund must replace it.

No Fund can guarantee that it will be able to replace a security at any particular time or at an acceptable price.

     While the Fund is short a security, it is always subject to the risk that the security's lender will terminate the loan at a time when the Fund is unable to borrow the same security from another lender. If this happens, the Fund must buy the replacement share immediately at the stock's then current market price or "buy in" by paying the lender an amount equal to the cost of purchasing the security to close out the short position. The Fund's gain on a short sale, before transaction costs, is limited to the difference between the price at which it sold the borrowed security and the price it paid to purchase the security to return to the lender (which cannot fall below zero). By contrast, its potential loss on a short sale is unlimited because the loss increases as the price of the security sold short increases, and that price may rise indefinitely.

     Short sales also involve other costs. To borrow the security, the Fund may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for the Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, costs and expenses it is required to pay in connection with the short sale.

     Until a Long/Short Fund replaces a borrowed security, it will maintain daily a segregated account with its Custodian containing cash, U.S. government securities, or other liquid securities. The amount deposited in the segregated account plus any amount held as collateral with a broker or other custodian will at least equal the current market value of the security sold short. Depending on the arrangements made with such broker or custodian, a Fund might not receive any payments (including interest) on collateral held with the broker or custodian. The assets used to cover the Fund's short sales will not be available to use for redemptions. No Long/Short Fund will make a short sale if, after giving effect to the sale, the market value of all securities sold short would exceed 100% of the value of such Fund's net assets.

     MANAGEMENT RISK. Each Fund is subject to management risk because it is an actively managed investment portfolio. This is the risk that we will make poor stock selections. We will apply our investment techniques and risk analyses in making investment decisions for each Fund, but there can be no guarantee that we will produce the desired results. In some cases, certain investments may be unavailable or we may not choose certain investments under market conditions when, in retrospect, their use would have been beneficial to a particular Fund or Funds.

     Each Long/Short Fund will lose money if we fail to purchase, sell or sell short different stocks such that the securities in the relevant Fund's long portfolio, in the aggregate, outperform the securities in the Fund's short portfolio. Management risk is heightened for those Funds because the Adviser could make poor stock selections for both the long and the short portfolios. Also, we may fail to construct a portfolio for a Long/Short Fund that has limited exposure to general equity market risk or that has limited exposure to specific industries (in the case of the AXA Rosenberg Value Long/Short Equity Fund), specific capitalization ranges and certain other risk factors.

     MARKET RISK. Although each of the Long/Short Funds seeks to have approximately equal dollar amounts invested in long and short positions, there is a risk that we will fail to construct for any given Long/Short Fund a portfolio of long and short positions that has limited exposure to general stock market movements, capitalization or other risk factors.

     RISK OF OVERWEIGHTING. This is the risk that, by overweighting investments in certain sectors or industries of the stock market, the AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, the AXA Rosenberg Global Long/Short Equity Fund and/or the AXA Rosenberg U.S. Large Capitalization Fund will suffer a loss because of general advances or declines on the prices of stocks in those sectors or industries.

     STYLE RISK. For the AXA Rosenberg Global Long/Short Equity Fund, the AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund and the AXA Value Long/Short Equity Fund, this is the risk that the Fund's performance will be more likely to decline during periods when growth stocks outperform value stocks than during periods when value stocks outperform growth stocks because our risk control policy is not intended to yield a perfectly style-neutral portfolio. For the AXA Rosenberg U.S. Long/Short Equity Fund, this is the risk that although it attempts to maintain approximately equal dollar amounts in value stocks in its long and short portfolios, the Fund's performance will exhibit a greater sensitivity to the value-growth cycle within the U.S. markets than is intended because the Adviser does not have perfect control over the extent of the Fund's value orientation.

     DERIVATIVES RISK. The AXA Rosenberg European Fund may use derivative instruments, which in this case are financial contracts whose value depends upon, or is derived from, the value of an underlying index. We will sometimes use derivatives as a part of a strategy designed to reduce other risks and sometimes will use derivatives for leverage, which increases opportunities for gain but also involves greater risk. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying securities or indices.

     PORTFOLIO TURNOVER. The consideration of portfolio turnover does not constrain the Adviser's investment decisions. Each of the Funds is actively managed and, in some cases, a Fund's portfolio turnover may exceed 100%. Higher portfolio turnover rates are likely to result in comparatively greater brokerage commissions or other transaction costs. Such costs will reduce the relevant Fund's return. A higher portfolio turnover rate may also result in the realization of substantial net short-term gains, which are taxable as ordinary income to shareholders when distributed.

           CERTAIN ADDITIONAL INVESTMENT TECHNIQUES AND RELATED RISKS

     The Funds have the flexibility to invest, within limits, in a variety of instruments designed to enhance their investment capabilities. A brief description of certain of these investment instruments and the risks associated with them appears below. You can find more detailed information in the Trust's Statement of Additional Information ("SAI").

     CERTAIN HOLDINGS OF THE FUNDS. To meet redemption requests or for investment purposes, each of these Funds may temporarily hold a portion of its assets in full faith and credit obligations of the United States government (e.g., U.S. Treasury Bills) and in short-term notes, commercial paper or other money market instruments of high quality (specifically, rated at least "A-2" or "AA" by Standard & Poor's ("S&P") or Prime 2 or "Aa" by Moody's Investors Service, Inc. ("Moody's")) issued by companies having an outstanding debt issue rated at least "AA" by S&P or at least "Aa" by Moody's, or determined by the Adviser to be of comparable quality to any of the foregoing.

     In connection with these holdings, each of the Funds may be subject to interest rate risk and credit risk. Interest rate risk is the risk that changes in interest rates will adversely affect the value of a Fund's debt securities. Debt securities constitute obligations of an issuer to make payments of principal and/or interest on future dates. Increases in interest rates may cause the value of such securities to decline. Even the highest quality debt securities, including U.S. government securities, are subject to interest rate risk.

     Credit risk is the risk that the issuer or the guarantor of a debt security will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. As noted above, however, the Funds will hold debt securities only of issuers with high credit ratings.

     FOREIGN EXCHANGE TRANSACTIONS. The AXA Rosenberg European Fund, the AXA Rosenberg Global Long/Short Equity Fund, the AXA Rosenberg International Equity Fund, and the AXA Rosenberg International Small Capitalization Fund (together, the "International Equity Portfolios") do not currently intend to hedge the currency risk associated with investments in securities denominated in foreign currencies. However, in order to hedge against possible variations in foreign exchange rates pending the settlement of securities transactions, each International Equity Portfolio reserves the right to buy or sell foreign currencies or to deal in forward foreign currency contracts; that is, to agree to buy or sell a specified currency at a specified price and future date. Each International Equity Portfolio also reserves the right to purchase currency futures contracts and related options thereon for similar purposes. For example, if the Adviser anticipates that the value of the yen will rise relative to the dollar, a Fund could purchase a currency futures contract or a call option thereon or sell (write) a put option to protect against a currency-related increase in the price of yen-denominated securities such Fund intends to purchase. If the Adviser anticipates a fall in the value of the yen relative to the dollar, a Fund could sell a currency futures contract or a call option thereon or purchase a put option on such futures contract as a hedge. If the International Equity Portfolios change their present intention and decide to utilize hedging strategies, futures contracts and related options will be used only as a hedge against anticipated currency rate changes (not for investment purposes) and all options on currency futures written by a Fund will be covered. These practices, if utilized, may present risks different from or in addition to the risks associated with investments in foreign currencies.

     STOCK INDEX FUTURES. A stock index futures contract (an "Index Future") is a contract to buy an integral number of units of the relevant index at a specified future date at a price agreed upon when the contract is made. A unit is the value at a given time of the relevant index. An option on an Index Future gives the purchaser the right, in return for the premium paid, to assume a long or a short position in an Index Future. A Fund will realize a loss if the value of an Index Future declines between the time the Fund purchases it and the time it sells it and may realize a gain if the value of the Index Future rises between such dates.

     In connection with a Fund's investment in common stocks, each Fund may invest in Index Futures while we seek favorable terms from brokers to effect transactions in common stocks selected for purchase. A Fund may also invest in Index Futures when we believe that there are not enough attractive common stocks available to maintain the standards of diversity and liquidity set for the Fund, pending investment in such stocks when they do become available. Through the use of Index Futures, a Fund may maintain a portfolio with diversified risk without incurring the substantial brokerage costs which may be associated with investment in multiple issuers. This may permit a Fund to avoid potential market and liquidity problems (e.g., driving up or forcing down the price by quickly purchasing or selling shares of a portfolio security) which may result from increases or decreases in positions already held by a Fund. A Fund may also use Index Futures in order to hedge its equity positions.

     In contrast to purchases of a common stock, no price is paid or received by a Fund upon the purchase of a futures contract. Upon entering into a futures contract, a Fund will be required to deposit with its custodian in a segregated account in the name of the futures broker a specified amount of cash or securities. This is known by participants in the market as "initial margin." The type of instruments that may be deposited as initial margin, and the required amount of initial margin, are determined by the futures exchange on which the Index Futures are traded. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin," to and from the broker, will be made on a daily basis as the price of the particular index fluctuates, making the position in the futures contract more or less valuable, a process known as "marking to the market."

     A Fund may close out a futures contract purchase by entering into a futures contract sale. This will operate to terminate the Fund's position in the futures contract. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.

     A Fund's use of Index Futures involves risk. Positions in Index Futures may be closed out by a Fund only on the futures exchanges on which the Index Futures are then traded. There can be no assurance that a liquid market will exist for any particular contract at any particular time. The liquidity of the market in futures contracts could be adversely affected by "daily price fluctuation limits" established by the relevant futures exchange which limit the amount of fluctuation in the price of an Index Futures contract during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit. In such events, it may not be possible for a Fund to close its futures contract purchase, and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. The futures market may also attract more speculators than does the securities market, because deposit requirements in the futures market are less onerous than margin requirements in the securities market. Increased participation by speculators in the futures market may also cause price distortions. In addition, the price of Index Futures may not correlate perfectly with movement in the underlying index due to certain market disturbances.

     Further, the ability to establish and close out positions in options on futures contracts will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. There is no assurance that a liquid secondary market will exist for any particular option or at any particular time.

     A Fund will not purchase Index Futures if, as a result, the Fund's initial margin deposits on transactions that do not constitute "bona fide hedging" under relevant regulations of the Commodities Futures Trading Commission would be greater than 5% of the Fund's total assets. In addition to margin deposits, when a Fund purchases an Index Future, it is required to maintain, at all times while an Index Future is held by the Fund, cash, U.S. government securities or other high grade liquid securities in a segregated account with its Custodian in an amount which, together with the initial margin deposit on the futures contract, is equal to the current value of the futures contract.

     REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements, by which a Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford a Fund the opportunity to earn a return on temporarily available cash. Although the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. government, the obligation of the seller is not guaranteed by the U.S. government, and there is a risk that the seller may fail to repurchase the underlying security. There is a risk, therefore, that the seller will fail to honor its repurchase obligation. In such event, the relevant Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, a Fund may be subject to various delays and risks of loss, including
(a) possible declines in the value of the underlying security during the period while a Fund seeks to enforce its rights thereto, and (b) inability to enforce rights and the expenses involved in attempted enforcement.

     LOANS OF PORTFOLIO SECURITIES. Each Fund may lend some or all of its portfolio securities to broker-dealers. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or U.S. government securities at least equal at all times to the market value of the securities lent. The borrower pays to the lending Fund an amount equal to any dividends or interest received on the securities lent. When the collateral is cash, the Fund may invest the cash collateral in interest-bearing, short-term securities. When the collateral is U.S. government securities, the Fund usually receives a fee from the borrower. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, a Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A Fund may also call loans in order to sell the securities involved. The risks in lending portfolio securities, as with other extensions of credit, include possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by the Adviser to be of relatively high credit standing.

     ILLIQUID SECURITIES. Each Fund may purchase "illiquid securities," defined as securities which cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Fund has valued such securities, so long as no more than 15% of the Fund's net assets would be invested in such illiquid securities after giving effect to the purchase. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, the Fund may be forced to sell them at a discount from the last offer price.

     FOREIGN INVESTMENTS BY THE AXA ROSENBERG ENHANCED 500 FUND, AXA ROSENBERG U.S. DISCOVERY FUND, AXA ROSENBERG U.S. LARGE CAPITALIZATION FUND, AXA ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND, AXA ROSENBERG U.S. LONG/SHORT EQUITY FUND, AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND AND THE AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND. Although they invest primarily in securities principally traded in U.S. markets, these Funds may occasionally invest in (and, in the case of the AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund and the AXA Rosenberg U.S. Long/Short Equity Fund and AXA Rosenberg Value Long/Short Equity Fund, engage in short sales with respect to) stocks of foreign companies that trade on U.S. markets. Investments in securities of foreign issuers involve certain risks that are less significant for investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including currency blockage). A Fund may be unable to obtain and enforce judgments against foreign entities, and issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. Also, the securities of some foreign companies may be less liquid and at times more volatile than securities of comparable U.S. companies.

           AMERICAN DEPOSITORY RECEIPTS. Each Fund may invest in American Depository Receipts, or ADRs, which are U.S. dollar-denominated securities for foreign companies that are traded in the United States on exchanges or over-the-counter and are issued by domestic banks or trust companies and for which market quotations are readily available. ADRs do not lessen the foreign exchange risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in stock of foreign issuers, a Fund can avoid currency risks which might occur during the settlement period for either purchases or sales. Each Fund may purchase foreign securities directly, as well as through ADRs.

                          PERFORMANCE INFORMATION FOR
              THE ADVISER'S OTHER SMALL/MID CAPITALIZATION ACCOUNTS

We also serve as adviser to other small/mid capitalization accounts (the "Other Small/Mid Capitalization Accounts") that have investment objectives, policies and strategies that are substantially similar to those of the AXA Rosenberg U.S. Discovery Fund. THE INFORMATION BELOW DOES NOT REPRESENT THE HISTORICAL PERFORMANCE OF THE AXA ROSENBERG U.S. DISCOVERY FUND AND SHOULD NOT BE CONSIDERED A PREDICTION OF ITS FUTURE PERFORMANCE. The performance of the AXA Rosenberg U.S. Discovery Fund may vary from the performance of the Other Small/Mid Capitalization Accounts. The performance information shown below is based on a composite of all of our accounts and our predecessor with investment objectives, policies and strategies that are substantially similar to those of the AXA Rosenberg U.S. Discovery Fund and has been adjusted to give effect to the annualized net expenses of the AXA Rosenberg U.S. Discovery Fund (as set forth in the Annual Fund Operating Expenses table, above). None of the Other Small/Mid Capitalization Accounts has been registered under the 1940 Act, and therefore they are not subject to certain investment restrictions imposed by the 1940 Act. If the Other Small/Mid Capitalization Accounts had been registered under the 1940 Act, their performance and the composite performance might have been adversely affected. In addition, the Other Small/Mid Capitalization Accounts were not subject to Subchapter M of the Internal Revenue Code. If the Other Small/Mid Capitalization Accounts had been subject to Subchapter M, their performance and the composite performance might have been adversely affected. As noted below, the returns in the bar chart reflect adjustments for the fees and expenses of Institutional Shares. The other classes of the AXA Rosenberg U.S. Discovery Fund have higher expense ratios than the Institutional Class, and therefore if the returns of the Other Small/Mid Capitalization Accounts were adjusted for the fees and expenses of those classes, they would be lower than those shown in the bar chart.

     The bar chart and table below show:

     - Changes in the Other Small/Mid Capitalization Accounts' performance from year to year over the life of the Other Small/Mid Capitalization Account composite; and

     - How the Other Small/Mid Capitalization Accounts' average annual returns over one year, five years, and the life of the Other Small/Mid Capitalization Account composite compare to those of a broad-based securities market index.

YEARLY PERFORMANCE (%) -- OTHER SMALL/MID CAPITALIZATION ACCOUNTS (ADJUSTED FOR FEES AND NET EXPENSES OF INSTITUTIONAL SHARES*)[to be updated]

YEARLY PERFORMANCE

CALENDAR YEAR END                    ANNUAL RETURN
1997
1998                                      1.03%
1999                                     21.31%
2000                                     15.59%
2001                                      9.26
2002                                   [_____]

* For the period January 1, 2003 through June 30, 2003, the aggregate (non-annualized) total return of the Other Small/Mid Capitalization Accounts was [_____] (based on fees and net expenses of Institutional Shares).

     During all periods shown in the bar graph, the Other Small/Mid Capitalization Accounts' highest quarterly return was [_____], for the quarter ended [_____], and their lowest quarterly return was [_____], for the quarter ended [______].

PERFORMANCE TABLE

     This table shows how the Other Small/Mid Capitalization Accounts' performance compares with the returns of a broad-based securities market index.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2002)

                                                                                              SINCE
                                                                PAST ONE       PAST FIVE      INCEPTION
                                                                YEAR           YEARS          (2/1/96)
                                                                --------       ---------      ---------
Other Small/Mid Capitalization Accounts (adjusted
  for the fees and expenses of Institutional Shares
Other Small/Mid Capitalization Accounts (adjusted
  for the fees and expenses of Investor Shares)
Other Small/Mid Capitalization Accounts (adjusted
  for the fees and expenses of
  Class A Shares).
Other Small/Mid Capitalization Accounts (adjusted
  for the fees and expenses of Class B Shares)
Other Small/Mid Capitalization Accounts (adjusted
  for the fees and expenses of Class C Shares)
Russell 2500 Index*

----------
* The Russell 2500 Index consists of the smallest 2500 securities in the Russell 3000 Index. (The Russell 3000 Index represents approximately ___% of the investable U.S. equity market.) The Russell 2500 Index represents approximately ___% of the Russell 3000 Index total market capitalization.

     There has been one modification to our small/mid capitalization accounts strategy since its inception in 1996. In October 1998, our predecessor combined the Earnings Change Model and the Investor Sentiment Model into the Earnings Forecast Model. See "The Adviser's General Investment Philosophy--Stock Selection." Despite this enhancement to our small/mid capitalization strategy, the AXA Rosenberg U.S. Discovery Fund has investment objectives, policies and strategies that are substantially similar to those of the Other Small/Mid Capitalization Accounts.

                   PERFORMANCE INFORMATION FOR THE ADVISER'S
                             OTHER EUROPEAN ACCOUNTS

     We also serve as adviser to other European accounts (the "Other European Accounts") that have investment objectives, policies and strategies that are substantially similar to those of the AXA Rosenberg European Fund. THE INFORMATION BELOW DOES NOT REPRESENT THE HISTORICAL PERFORMANCE OF THE AXA ROSENBERG EUROPEAN FUND AND SHOULD NOT BE CONSIDERED A PREDICTION OF ITS
FUTURE PERFORMANCE. The performance of the AXA Rosenberg European Fund may vary from the performance of the Other European Accounts. The performance information shown below is based on a composite of all of our accounts and our predecessor with investment objectives, policies and strategies that are substantially similar to those of the AXA Rosenberg European Fund and has been adjusted to give effect to the annualized net expenses of the AXA
Rosenberg European Fund (as set forth in the Annual Fund Operating Expenses table, above). None of the Other European Accounts has been registered under the 1940 Act and therefore they are not subject to certain investment restrictions imposed by the 1940 Act. If the Other European Accounts had been registered under the 1940 Act, their performance and the composite performance might have been adversely affected. In addition, all but one of the Other European Accounts were not subject to Subchapter M of the Internal Revenue Code. If the Other European Accounts had been subject to Subchapter
M, their performance and the composite performance might have been adversely affected. As noted below, the returns in the bar chart reflect adjustments for the fees and expenses of Institutional Shares. The other classes of the AXA Rosenberg European Fund have higher expense ratios than the Institutional Class, and therefore if the returns of the Other European Accounts were adjusted for the fees and expenses of those classes, they would be lower than those shown in the bar chart.

     The bar chart and table below show:

     - Changes in the Other European Accounts' performance from year to year over the life of the Other European Account composite; and

     - How the Other European Accounts' average annual returns over one year, five years, and the life of the other European account composite compare to those of an index with a similar investment orientation and a broad-based securities market index.

YEARLY PERFORMANCE (%) -- OTHER EUROPEAN ACCOUNTS (ADJUSTED FOR FEES AND NET EXPENSES OF INSTITUTIONAL SHARES*)* [to be updated]

YEARLY PERFORMANCE

CALENDAR YEAR END                   RETURN (%)
1993                                    31.01%
1994                                     5.21%
1995                                    20.90%
1996                                    22.81%
1997                                    28.33%
1998                                    22.89%
1999                                    21.13%
2000                                    -4.78%
2001                                   -17.23%
2002                                    [   ]

* For the period January 1, 2003 through June 30, 2003, the aggregate non-annualized) total return of the Other Accounts was [_____] (based on fees and net expenses of Institutional Shares).

     During all periods shown in the bar graph, the Other European Accounts' highest quarterly return was [_____], for the quarter ended [_____], and their lowest quarterly return was [_____], for the quarter ended [_____].

PERFORMANCE TABLE

     This table shows how the Other European Accounts' performance compares with the returns of an index with a similar investment orientation and the returns of a broad-based securities market index.

       AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2002)

                                                                                            SINCE
                                                                PAST ONE     PAST FIVE      INCEPTION
                                                                YEAR         YEARS          (11/1/93)
                                                                --------     ---------      ---------
Other European Accounts (adjusted for the fees and
  expenses of Institutional Shares).
Other European Accounts (adjusted for the fees and
  expenses of Investor Shares)
Other European Accounts (adjusted for the fees and
  expenses of Class A Shares)
Other European Accounts (adjusted for the fees and
  expenses of Class B Shares)
Other European Accounts (adjusted for the fees and
  expenses of Class C Shares)
MSCI Europe Index*
Blended Benchmark**

* The MSCI Europe Index is an equity index prepared by Morgan Stanley Capital International and is currently comprised of 15 developed European markets, including the United Kingdom, based on large and medium capitalization securities which are sorted by industry group and selected, at full market capitalization weight, on the basis of investability (as determined by size, long and short term volume and free float).

** The benchmark is a value-weighted composite of the indices selected by the Adviser for comparison purposes. The country weights of the portfolios are plus or minus 3% of the country weights of the Other Accounts' designated benchmarks. Benchmark index weightings as of _____________ were: _____% FTSE World Europe Special, ____% Financial Times Europe, ____% MSCI-Europe, and _____% MCSI-Europe ex-Norway.

     There has been one modification to our European accounts strategy since its inception in 1993. In October 1998, our predecessor combined the Earnings Change Model and the Investor Sentiment Model into the Earnings Forecast Model. See "The Adviser's General Investment Philosophy -- Stock Selection." Despite this enhancement to our European strategy, the AXA Rosenberg European Fund has investment objectives, policies and strategies that are substantially to those of the Other European Accounts.

                   PERFORMANCE INFORMATION FOR THE ADVISER'S
                       OTHER LARGE CAPITALIZATION ACCOUNTS

     We also serve as adviser to other Large Capitalization accounts (the "Other Large Capitalization Accounts") that have investment objectives, policies and strategies that are substantially similar to those of the AXA Rosenberg U.S. Large Capitalization Fund. THE INFORMATION BELOW DOES NOT REPRESENT THE HISTORICAL PERFORMANCE OF THE AXA ROSENBERG U.S. LARGE CAPITALIZATION FUND AND SHOULD NOT BE CONSIDERED A PREDICTION OF ITS FUTURE PERFORMANCE. The performance of the AXA Rosenberg U.S. Large Capitalization Fund may vary from the performance of the Other Large Capitalization Accounts. The performance information shown below is based on a composite of all of our accounts and our predecessor with investment objectives, policies and strategies that are substantially similar to those of the AXA Rosenberg U.S. Large Capitalization Fund and has been adjusted to give effect to the annualized net expenses of the AXA Rosenberg

U.S. Large Capitalization Fund (as set forth in the Annual Fund Operating Expenses table, above). None of the Other Large Capitalization Accounts has been registered under the 1940 Act and therefore they are not subject to certain investment restrictions imposed by the 1940 Act. If the Other Large Capitalization Accounts had been registered under the 1940 Act, their performance and the composite performance might have been adversely affected. In addition, the Other Large Capitalization Accounts were not subject to Subchapter M of the Internal Revenue Code. If the Other Large Capitalization Accounts had been subject to Subchapter M, their performance and the composite performance might have been adversely affected. As noted below, the returns in the bar chart reflect adjustments for the fees and expenses of Institutional Shares. The other classes of the AXA Rosenberg U.S. Large Capitalization Fund have higher expense ratios than the Institutional Class, and therefore if the returns of the Other Large Capitalization Accounts were adjusted for the fees and expenses of those classes, they would be lower than those shown in the bar chart.

     The bar chart and table below show:

     - Changes in the Other Large Capitalization Accounts' performance from year to year over the last ten years of the Other Large Capitalization Account composite; and

     - How the Other Large Capitalization Accounts' average annual returns over one year, five years, and ten years of the Other Large Capitalization Account composite compare to those of a broad-based securities market index.

YEARLY PERFORMANCE (%) -- OTHER LARGE CAPITALIZATION ACCOUNTS (ADJUSTED FOR FEES AND NET EXPENSES OF INSTITUTIONAL SHARES*) [to be updated]

1993                                12.51%
1994                                 1.36%
1995                                35.30%
1996                                22.75%
1997                                28.95%
1998                                30.32%
1999                                23.17%
2000                               -11.26%
2001                                -5.14%
2002                                [   ]

* For the period January 1, 2003 to June 30, 2003, the aggregate (non-annualized) total returns of the Other Large Capitalization Accounts was [_____] (based on fees and net expenses of Institutional Shares).

     During all periods shown in the bar graph, the Other Large Capitalization Accounts' highest quarterly return was [_____], for the quarter ended [_____], and their lowest quarterly return was [_____], for the quarter ended [_____].

PERFORMANCE TABLE

     This table shows how the Other Large Capitalization Accounts' performance compares with the returns of a broad-based securities market index.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2002)

                                                           PAST ONE      PAST FIVE    PAST TEN
                                                           YEAR          YEARS        YEARS
                                                           --------      ---------    --------
Other Large Capitalization Accounts (adjusted for
  the fees and expenses of Institutional Shares)
Other Large Capitalization Accounts (adjusted for
  the fees and expenses of Investor Shares)
Other Large Capitalization Accounts (adjusted for
  the fees and expenses of Class A Shares)
Other Large Capitalization Accounts (adjusted for
  the fees and expenses of Class B Shares)
Other Large Capitalization Accounts (adjusted for
  the fees and expenses of Class C Shares).
Russell 1000 Index*

* The Russell 1000 Index consists of the 1000 largest securities in the Russell 3000 Index. (The Russell 3000 Index represents approximately __% of the investable U.S. equity market.)

     There have been two modifications to our large capitalization accounts strategy in the past ten years. First, our predecessor incorporated its Investor Sentiment Model into its large capitalization strategy in April 1993. The second enhancement to our large capitalization strategy occurred in October 1998 when the Adviser's predecessor combined the Earnings Change Model and the Investor Sentiment Model into the Earnings Forecast Model. See "The Adviser's General Investment Philosophy--Stock Selection." Despite these enhancements to our large capitalization strategy, the AXA Rosenberg U.S. Large Capitalization Fund has investment objectives, policies and strategies that are substantially similar to those of the Other Large Capitalization Accounts.

                   THE ADVISER'S GENERAL INVESTMENT PHILOSOPHY

     We use a bottom-up, fundamental stock selection process driven by proprietary technology for all the Trust's portfolios, through which we seek to outperform a benchmark while diversifying investment risk across a portfolio's holdings. In seeking to outperform each Fund's designated benchmark, we also attempt to control risk in each Fund's portfolio relative to the securities constituting that benchmark. Since each Fund is substantially invested in equities at all times, the Adviser does not seek to earn an extraordinary return by timing the market. We seek to avoid constructing a portfolio that differs significantly from the benchmark with respect to characteristics such as market capitalization, historic relative volatility and industry weightings. Each Fund seeks to have exposure to these factors similar to that of the designated benchmark.

INVESTMENT PHILOSOPHY

     We believe that a company's fundamentals drive its earnings, and that its earnings - both short and long term - ultimately drive performance. Our investment strategy is based on the belief that stock prices imperfectly reflect the present value of the expected future earnings of companies, their "fundamental values." We believe that market prices will converge towards fundamental values over time, and that therefore, if we can accurately determine fundamental value and can apply a disciplined investment process to select those stocks that are currently undervalued (in the case of purchases) or overvalued (in the case of short sales), we will outperform a Fund's benchmark over time.

     The premise of our investment philosophy is that there is a link between the price of a stock and the underlying financial and operational characteristics of the company. In other words, the price reflects the market's assessment of how well the company is positioned to generate future earnings and/or future cash flow. We identify and purchase those stocks that are undervalued (i.e., they are currently cheaper than similar stocks with the same characteristics) and sells (or engages in short sales in the case of the Long/Short Funds) those stocks that are overvalued (i.e., they are currently more expensive than similar stocks with the same characteristics). We believe that the market will recognize the "better value" and that the mispricings will be corrected as the stocks in the Fund's portfolios are purchased or sold by other investors.

     In determining whether or not a stock is attractive, we estimate the company's current fundamental value, changes in the company's future earnings and investor sentiment toward the stock. We identify and cause a Fund to purchase undervalued stocks and to hold them in the Fund's portfolio until the market recognizes and corrects for the mispricings. Conversely, we identifie and causes a Fund to sell (or sell short, in the case of the Long/Short Funds) overvalued stocks.

DECISION PROCESS

     We use proprietary systems to focus on generating unique insights into earnings -- across industries and countries. Our decision process is a continuum. Our research function develops models that analyze the more than [17,500] securities in the global universe. These models include analyses of both fundamental data and historical price performance. The portfolio management function optimizes each portfolio's composition, executes trades, and monitors performance and trading costs.

     The essence of our approach is attention to important aspects of the investment process. Factors crucial to successful stock selection include:
(1) accurate and timely data on a large universe of companies; (2) subtle quantitative descriptors of value and predictors of changes in value; and (3) insightful definitions of similar businesses. We regularly assimilate, checks and structures the input data on which its models rely. We believe that with correct data, the recommendations made by the system will be sound.

STOCK SELECTION

     Fundamental valuation of stocks is key to our investment process, and the heart of the valuation process lies in our proprietary Valuation Model. Analysis of companies in the United States and Canada is conducted in a single unified model. The Valuation Model discriminates where the two markets are substantially different, while simultaneously comparing companies in the two markets according to their degrees of similarity. European companies and Asian companies (other than Japanese Companies) are analyzed in a nearly global model, which includes the United States and Canada as a further basis for comparative valuation, but which excludes Japan. Japanese Companies are analyzed in an independent national model. The Valuation Model incorporates the various accounting standards that apply in different markets and makes adjustments to ensure meaningful comparisons.

     An important feature of the Valuation Model is the classification of companies into one or more of 170 groups of "similar" businesses. Each company is broken down into its individual business segments. Each segment is compared with similar segments of other companies doing business in the same geographical market and, in most cases, in different markets. We appraise the company's assets, operating earnings and sales within each business segment, using the market's valuation of the relevant category of business as a guide where possible. We then put the segment appraisals together to create balance sheet, income statement, and sales valuation models for each total company, while adjusting the segment appraisals to reflect variables which apply only to the total company, such as taxes, capital structure, and pension funding.

     Our proprietary Earnings Forecast Model attempts to predict the earnings change for companies over a one-year period. This Model examines, among other things, measures of company profitability, measures of operational efficiency, analysts earnings estimates and measures of investor sentiment, including broker recommendations, earnings surprise and prior market performance. In different markets around the world, we have different levels of investor sentiment data available and observes differing levels of market response to the model's various predictors.

     We combine the results of the Earnings Forecast Model with the results of the Valuation Model to determine the attractiveness of a stock for purchase or sale.

OPTIMIZATION

     Our portfolio optimization system attempts to construct a Fund portfolio that will outperform the relevant benchmark. The optimizer simultaneously considers both the recommendations of our stock selection models and the risks in determining portfolio transactions. The portfolio optimization system, for the Long/Short Funds, also attempts to moderate the value orientations of those Funds. No transaction will be executed unless the opportunity offered by a purchase or sale candidate sufficiently exceeds the potential of an existing holding to justify the transaction costs.

TRADING

     Our trading system aggregates the recommended transactions for a Fund and determines the feasibility of each recommendation in light of the stock's liquidity, the expected transaction costs, and general market conditions. It relays target price information to a trader for each stock considered for purchase or sale. Trades are executed through any one of four trading strategies: traditional brokerage, networks, accommodation, and package or "basket" trades.

     In the United States, the network arrangements we have developed with Instinet Matching System (IMS) and Portfolio System for Institutional Trading (POSIT) facilitate large volume trading with little or no price disturbance and low commission rates.

     We use accommodative trading, which allows institutional buyers and sellers of stock to present us with their "interest" lists electronically each morning. Any matches between the inventory that the brokers have presented and our own recommended trades are signaled to our traders. Because the broker is doing agency business and has a client on the other side of the trade, we expect the other side to be accommodative in setting the price. Our objective in using this system is to execute most trades on our side of the bid/ask spread so as to minimize market impact.

     Package trades further allow us to trade large lists of orders simultaneously using state of the art tools such as the Instinet Real-Time System, Instinet Order Matching System and Lattice Trading System. Those tools provide order entry, negotiation and execution capabilities, either directly to other institutions or electronically to the floor of the exchange. The advantages of using such systems include speed of execution, low commissions, anonymity and very low market impact.

     We continuously monitor trading costs to determine the impact of commissions and price disturbances on a Fund's portfolio.

                             MANAGEMENT OF THE TRUST

     The Trust's Board of Trustees oversees the general conduct of the Funds' business.

INVESTMENT ADVISER

     AXA Rosenberg Investment Management LLC (the "Adviser") is the Trust's investment adviser. The Adviser's address is Four Orinda Way, Building E, Orinda, CA 94563. The Adviser is responsible for making investment decisions for the Funds and managing the Funds' other affairs and business, subject to the supervision of the Board of Trustees. The Adviser provides investment advisory services to a number of institutional investors as well. Each of the Funds will pay the Adviser an annual management fee for these services, payable on a monthly basis. As described in the "Annual Fund Operating Expenses" table in the section entitled "Fees and Expenses," the Adviser has entered into a Fee Limitation Agreement to reduce its management fee and bear certain expenses until March 31, 2004 to limit each Fund's total annual operating expenses. Under that agreement, any amounts waived or reimbursed in a particular fiscal year will be subject to repayment by the relevant Fund to the Adviser during the next two fiscal years to the extent that the repayment will not cause the Fund's expenses to exceed the current limit (as stated in the Fee Limitation Agreement) during the respective year. The AXA Rosenberg Enhanced 500 Fund, AXA Rosenberg European Fund, AXA Rosenberg Global Long/Short Equity Fund, AXA Rosenberg International Equity Fund, AXA Rosenberg International Small Capitalization Fund, AXA Rosenberg U.S. Discovery Fund, AXA Rosenberg U.S. Large Capitalization Fund, AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, AXA Rosenberg U.S. Small Capitalization Fund and the AXA Rosenberg Value Long/Short Equity Fund paid the Adviser $_______, $________, $________, $________, $________,
$________, $________, $________, $________ and $________, respectively, in fees for the fiscal year ended March 31, 2003. This represented ____%, ____%, ____%, ____%, ____%, ____%, ____%, ____%, ____%, and ____% of the average daily net assets of each such respective Fund. The AXA Rosenberg U.S. Long/Short Equity Fund was not operational as of March 31, 2003. Management fees for the AXA Rosenberg U.S. Long/Short Equity Fund represent 1.25% of its average daily net assets, before waivers and reimbursements.

PORTFOLIO MANAGEMENT

A team of personnel employed by the Adviser and an affiliated entity, the Barr Rosenberg Research Center LLC (the "Research Center"), is jointly and primarily responsible for the day-to-day operations of the portfolios of each of the Funds. The investments in our portfolios are determined through the use of our proprietary Valuation Model and Earnings Forecast Model, the operation of which is overseen by employees of the Research Center. Our proprietary models determine investments for each portfolio that are reviewed by employees of the Adviser to ensure that they are appropriate for a particular Fund. Other employees of the Adviser, in turn, arrange execution of the trades once they have been reviewed and approved. To the extent that the eventual investment decisions differ from those recommended by our proprietary models, the employees of the Adviser communicate any such modifications to other personnel employed by the Adviser and the Research Center.

EXECUTIVE OFFICERS

     The biography of each of the executive officers of the Adviser is set forth below. Kenneth Reid is also a Trustee of the Trust.

     KENNETH REID. Dr. Reid is the Global Chief Investment Officer of the Adviser. His work is focused on the design and estimation of the Adviser's valuation models and he has primary responsibility for analyzing the empirical evidence that validates and supports the day-to-day recommendations of the Adviser's securities valuation models. Patterns of short-term price behavior discussed by Dr. Reid as part of his Ph.D. dissertation have been refined and incorporated into the Adviser's proprietary valuation and trading systems.

     Dr. Reid earned both a B.A. degree (1973) and an M.D.S. (1975) from Georgia State University, Atlanta. In 1982, he earned a Ph.D. from the University of California, Berkeley, where he was awarded the American Bankers Association Fellowship. From 1981 until June 1986, Dr. Reid worked as a consultant at BARRA in Berkeley, California. His responsibilities included estimating multiple-factor risk models, designing and evaluating active management strategies, and serving as an internal consultant on econometric matters in finance. From 1986 to 1998, Dr. Reid was a general partner of Rosenberg Institutional Equity Management, the predecessor company to the Adviser.

     WILLIAM RICKS. Dr. Ricks is the Chief Executive Officer and Chief Investment Officer of the Adviser. His primary responsibilities are the various aspects of the investment process: trading, operations, portfolio engineering, and portfolio construction. He is responsible for the implementation of the investment strategies that are designed by the Research Center.

     Dr. Ricks earned a B.S. from the University of New Orleans, Louisiana and a Ph.D. from the University of California, Berkeley in 1980. He worked as a senior accountant for Ernst & Ernst in New Orleans from 1974 to 1976. He was a financial and managerial accounting instructor at the

University of California, Berkeley from 1978 to 1979, after which he was an associate professor of finance and accounting at Duke University in Durham, North Carolina until 1989. From 1989 to 1998, he was a research associate, a portfolio engineer and the Director of Accounting Research at Rosenberg Institutional Equity Management, the predecessor company to the Adviser.

     THOMAS MEAD. Mr. Mead is the Global Research Director of the Barr Rosenberg Research Center LLC, and will serve as the Director of the Barr Rosenberg Research Center LLC and the Director of Research of the Adviser during Dr. Rosenberg's sabbatical. In addition to his oversight role within the Research Center, his focus is primarily on modeling.

     Mr. Mead earned an A.B. from Indiana University, Bloomington in 1973 and an M.A. in Economics from Brown University in 1975. He worked as an economist and a fixed income manager for Allendale Insurance in Providence, Rhode Island from 1977 to 1982, after which he was Managing Director of Cambridge Associates in Boston, Massachusetts until 1989. From 1989 to 1998, he was a research associate at Rosenberg Institutional Equity Management, the predecessor company to the Adviser, where his responsibilities included portfolio engineering and client service.

INDEPENDENT TRUSTEES

     William F. Sharpe, Nils H. Hakansson and Dwight M. Jaffee are the Trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) of the Trust or the Adviser.

     Dr. Sharpe is the STANCO 25 Professor of Finance Emeritus at Stanford University's Graduate School of Business. He is best known as one of the developers of the Capital Asset Pricing Model, including the beta and alpha concepts used in risk analysis and performance measurement. He developed the widely-used binomial method for the valuation of options and other contingent claims. He also developed the computer algorithm used in many asset allocation procedures. Dr. Sharpe has published articles in a number of professional journals. He has also written six books, including PORTFOLIO THEORY AND CAPITAL MARKETS, (McGraw-Hill), ASSET ALLOCATION TOOLS, (Scientific Press), FUNDAMENTALS OF INVESTMENTS with Gordon J. Alexander and Jeffery Bailey, Prentice-Hall) and INVESTMENTS (with Gordon J. Alexander and Jeffery Bailey, Prentice-Hall). Dr.Sharpe is a past President of the American Finance Association. He is a founder and currently a board member of Financial Engines Incorporated, an on-line investment advice company. He has also served as consultant to a number of corporations and investment organizations. He received the Nobel Prize in Economic Sciences in 1990.

     Professor Hakansson is the Sylvan C. Coleman Professor of Finance and Accounting at the Haas School of Business, University of California, Berkeley. He is a former member of the faculty at UCLA as well as at Yale University. At Berkeley, he served as Director of the Berkeley Program in Finance (1988-1991) and as Director of the Professional Accounting Program (1985-1988). Professor Hakansson is a Certified Public Accountant and spent three years with Arthur Young & Company prior to receiving his Ph.D. from UCLA in 1966. He has twice been a Visiting Scholar at Bell Laboratories in New Jersey and was, in 1975, the Hoover Fellow at the University of New South Wales in Sydney and, in 1982, the Chevron Fellow at Simon Fraser University in British Columbia. In 1984, Professor Hakansson was a Special Visiting Professor at the Stockholm School of Economics, where he was also awarded an honorary doctorate in economics. He is a past president of the Western Finance Association (1983-1984). Professor Hakansson has published a number of articles in academic journals and in professional volumes. Many of his papers address various aspects of asset allocation procedures as well as topics in securities innovation, information economics and financial reporting. He has served on the editorial boards of several professional journals and been a consultant to the RAND Corporation and a number of investment organizations. Professor Hakansson is a member of the board of two foundations and a past board member of SuperShare Services Corporation and of Theatrix Interactive, Inc. He is also a Fellow of the Accounting Researchers International Association and a member of the Financial Economists Roundtable.

     Professor Jaffee is the Willis H. Booth Professor of Banking and Finance at the Haas School of Business, University of California, Berkeley. He was previously a Professor of Economics at Princeton University for many years, where he served as the Vice Chairman of the faculty. At Berkeley, he serves on a continuing basis as the Co-chairman of the Fisher Center for Real Estate and Urban Economics and as the Director of the UC Berkeley-St. Petersburg University (Russia) School of Management Program. He has been a Visiting Professor at many Universities around the world, most recently at the University of Aix/ Marseille in France and at the European University in Florence Italy. Professor Jaffee has authored five books and numerous articles in academic and professional journals. His research has focused on three key financial markets: business lending, real estate finance, and catastrophe insurance. His current research is focused on methods for securitizing real estate finance and catastrophe insurance risks, and on the impact of international trade on the U.S. computer industry. He has served on the editorial boards of numerous academic journals, and has been a consultant to a number of U.S. government agencies and to the World Bank. In the past, Professor Jaffee has been a member of the Board of Directors of various financial institutions, including the Federal Home Loan Bank of New York.

DISTRIBUTOR

     Institutional Shares and Investor Shares of each Fund, Class A, Class B and, if offered, Class C Shares of each Fund other than the AXA Rosenberg U.S. Small Capitalization Fund and the Adviser Shares of the AXA Rosenberg U.S. Small Capitalization Fund are sold on a continuous basis by the Trust's distributor, Barr Rosenberg Funds Distributor, Inc. (the "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc. The Distributor's principal offices are located at 3435 Stelzer Road, Columbus, Ohio 43219.

     Solely for the purpose of compensating the Distributor for services and expenses primarily intended to result in the sale of Investor, Class A, Class B and Class C Shares and/or in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services to holders of Investor, Class A, Class B and Class C Shares of the Trust, each such class is subject to an annual distribution and shareholder service fee (each a "Distribution and Shareholder Service Fee") in accordance with a distribution and shareholder service plan (each a "Distribution and Shareholder Service Plan") adopted by the Trustees pursuant to Rule 12b-1 under the 1940 Act. Although the Distributor sells Institutional Shares of the Funds, as noted below, the Funds pay no fees to the Distributor in connection with such shares. Under the Distribution and Shareholder Service Plans, the various classes of the Funds will pay annual distribution and shareholder service fees up to the following percentages:

                                                      INSTITUTIONAL     INVESTOR    A        B        C
                                                      -------------     --------    ----     ----     ----
AXA Rosenberg Enhanced 500 Fund                       None              0.25%       0.50%    1.00%    1.00%
AXA Rosenberg European Fund                           None              0.25%       0.50%    1.00%    1.00%
AXA Rosenberg Global Long/Short Equity Fund           None              0.25%       0.50%    1.00%    1.00%
AXA Rosenberg International Equity Fund               None              0.25%       0.50%    1.00%    1.00%
AXA Rosenberg International Small Capitalization
  Fund                                                None              0.25%       0.50%    1.00%    1.00%
AXA Rosenberg U.S. Discovery Fund.                    None              0.25%       0.50%    1.00%    1.00%
AXA Rosenberg U.S. Large Capitalization Fund          None              0.25%       0.50%    1.00%    1.00%
AXA Rosenberg U.S. Large/Mid Capitalization
  Long/Short Equity Fund                              None              0.25%       0.50%    1.00%    1.00%
AXA Rosenberg Value Long/Short Equity Fund            None              0.25%       0.50%    1.00%    1.00%
AXA Rosenberg U.S. Small Capitalization Fund          None              0.25%         --       --       --
AXA Rosenberg U.S. Long/Short Equity Fund             None              0.25%       0.50%    1.00%    1.00%

* Class C Shares of the AXA Rosenberg International Small Capitalization Fund, AXA Rosenberg Enhanced 500 Fund, AXA Rosenberg European Fund, AXA Rosenberg International Equity Fund, AXA Rosenberg U.S. Discovery Fund, AXA Rosenberg U.S. Large Capitalization Fund and the AXA Rosenberg U.S. Long/Short Equity Fund are not currently available for purchase, but may be made available at any time, in our discretion.

     Expenses and services for which the Distributor may be reimbursed include, without limitation, compensation to, and expenses (including overhead and telephone expenses) of, financial consultants or other employees of the Distributor or of participating or introducing brokers who engage in distribution of the relevant Shares, printing of prospectuses and reports for other than existing Investor, Class A, Class B and Class C shareholders, advertising, preparing, printing and distributing sales literature and forwarding communications from the Trust to such shareholders. The Distribution and Shareholder Service Plans are of the type known as a "compensation" plan. This means that, although the trustees of the Trust expect to take into account the expenses of the Distributor in their periodic review of the Distribution and Shareholder Service Plans, the fees are payable to compensate the Distributor for services rendered even if the amount paid exceeds the Distributor's expenses. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

     Under a Service Plan adopted by the Trustees, the Distributor may also provide (or arrange for another intermediary or agent to provide) personal and/or account maintenance services to holders of Adviser Shares of the AXA Rosenberg U.S. Small Capitalization Fund (the Distributor or such other entity is referred to herein as a "Servicing Agent" in such capacity). A Servicing Agent will be paid some or all of the Service Fees charged with respect to Adviser Shares pursuant to the Service Plan for such shares.

                                MULTIPLE CLASSES

     As indicated previously, the Funds other than the AXA Rosenberg U.S. Small Capitalization Fund offer five classes of shares to investors, with eligibility for purchase depending on the amount invested in a particular Fund. The five classes of shares are Institutional Shares, Investor Shares, Class A Shares, Class B Shares and Class C Shares. The AXA Rosenberg U.S. Small Capitalization Fund offers three classes of shares to investors: Institutional Shares, Investor Shares and Adviser Shares. The following table sets forth basic investment and fee information for each class.

                                                                                                  ANNUAL
                                                                                                  DISTRUTION AND
                                      MINIMUM FUND          SUBSEQUENT            ANNUAL          SHAREHOLDER
NAME OF CLASS                         INVESTMENT*           INVESTMENT*           SERVICE FEE     SERVICE FEE
-------------                         ------------          -----------           -----------     --------------
Institutional                         $  1 million          $    10,000           None            None
Adviser                               $    100,000          $     1,000           0.25%           None
Investor                              $      2,500          $       500           None            0.25%
Class A                               $      1,000          $       100           None            0.50%
Class B                               $      1,000          $       100           None            1.00%
Class C**                             $      1,000          $       100           None            1.00%

* Certain exceptions apply. See "--Institutional Shares" and "--Investor Shares" below."

** Class C Shares of the AXA Rosenberg International Small Capitalization Fund, AXA Rosenberg Enhanced 500 Fund, AXA Rosenberg European Fund, AXA Rosenberg International Equity Fund, AXA Rosenberg U.S. Discovery Fund, AXA Rosenberg U.S. Large Capitalization Fund and the AXA Rosenberg U.S. Long/Short Equity Fund are not currently available for purchase, but may be made available at any time, in the Trust's discretion.

     The offering price of Fund shares is based on the net asset value per share next determined after an order is received. See "Purchasing Shares," "How the Trust Prices Shares of the Funds--Determination of Net Asset Value" and "Redemption of Shares."

INSTITUTIONAL SHARES

     Institutional Shares may be purchased by institutions such as endowments and foundations, plan sponsors of 401(a), 401(k), 457 and 403(b) plans and individuals. In order to be eligible to purchase Institutional Shares, an institution, plan or individual must make an initial investment of at least $1 million in the particular Fund. In our sole discretion, we may waive this minimum investment requirement. We intend to do so for our employees, for the spouse, parents, children, siblings, grandparents or grandchildren of such employees, for employees of the Administrator and for Trustees of the Trust who are not interested persons of the Trust or Adviser and their spouses. Institutional Shares are sold without any initial or deferred sales charges and are not subject to any ongoing Distribution and Shareholder Service Fee.

ADVISER SHARES

     Adviser shares may be purchased solely through accounts established under a fee-based program which is sponsored and maintained by a registered broker-dealer or other financial adviser approved by the Trust's Distributor and under which each investor pays a fee to the broker-dealer or other financial adviser, or its affiliate or agent, for investment management or administrative services. In order to be eligible to purchase Adviser Shares, a broker-dealer or other financial adviser must make an initial investment of at least $100,000 of its client's assets in the AXA Rosenberg U.S. Small Capitalization Fund. In its sole discretion, the Adviser may waive this minimum asset investment requirement. Adviser Shares are sold without any initial or deferred sales charges and are not subject to ongoing distribution fees, but are subject to a Service Fee at an annual rate equal to 0.25% of the AXA Rosenberg U.S. Small Capitalization Fund's average daily net assets attributable to Adviser Shares.

INVESTOR SHARES

     Investor Shares may be purchased by institutions, certain individual retirement accounts and individuals. In order to be eligible to purchase Investor Shares, an investor must make an initial investment of at least $2,500 in the particular Fund. In our sole discretion, we may waive this minimum investment requirement. Investor Shares are subject to an annual Distribution and Shareholder Service Fee equal to 0.25% of the average daily net assets attributable to Investor Shares, and the Trustees have authorized each Fund to pay up to 0.15% of its average daily net assets attributable to Investor Shares for subtransfer and subaccounting services in connection with such shares. As described above, the Distribution and Shareholder Service Plan for Investor Shares permits payments of up to 0.25% of the Funds' average daily net assets attributable to Investor Shares. See "Management of the Trust--Distributor."

CLASS A SHARES -- INITIAL SALES CHARGE ALTERNATIVE

     You can purchase Class A shares at net asset value with an initial sales charge as follows:

AXA Rosenberg Enhanced 500 Fund

                                     INITIAL SALES CHARGE
                                     ------------------------------------------------------
                                                                                COMMISSION
                                                                                TO DEALER/
                                     AS % OF NET                                AGENT AS %
                                     AMOUNT                 AS % OF             OF OFFERING
AMOUNT PURCHASED                       INVESTED             OFFERING PRICE         PRICE
----------------                     -----------            --------------      -----------
Up to $100,000                       3.09%                  3.00%               2.700%
$100,000 up to $250,000              2.30%                  2.25%               2.025%
$250,000 up to $500,000              1.52%                  1.50%               1.350%
$500,000 up to $1,000,000*           1.00%                  1.00%               0.900%

All other Funds except the AXA Rosenberg U.S. Small Capitalization Fund, which does not offer Class A Shares.

                                     INITIAL SALES CHARGE
                                     ------------------------------------------------------
                                                                                COMMISSION
                                                                                TO DEALER/
                                     AS % OF NET                                AGENT AS %
                                     AMOUNT                 AS % OF             OF OFFERING
AMOUNT PURCHASED                       INVESTED             OFFERING PRICE         PRICE
----------------                     -----------            --------------      -----------
Up to $50,000                        5.82%                  5.50%               5.00%
$50,000 up to $100,000               4.99%                  4.75%               4.25%
$100,000 up to $250,000              3.90%                  3.75%               3.25%
$250,000 up to $500,000              2.83%                  2.75%               2.50%

$500,000 up to $1,000,000*           2.04%                  2.00%               1.75%
Over $1,000,000*                     0.00%                  0.00%               1.00%

* You pay no initial sales charge on purchases of Class A Shares in the amount of $1,000,000 or more, but may pay a 1% contingent deferred sales charge ("CDSC") if you redeem your shares within 1 year. The 1-year period begins on the first day of the month following the purchase. This CDSC does not apply to certain group retirement plans purchasing through a fee-based program.

     For cumulative purchases of Class A Shares of $1 million or more by participants in certain group retirement plans offered through a fee-based program, broker-dealers receive a commission from the Distributor as follows:


PURCHASES OVER $1 MILLION
-------------------------
AMOUNT PURCHASED                                      COMMISSION %
----------------                                      ------------
First $3 million                                          1.00
$3 million to less than $5 million                        0.75
$5 million to less than $25 million                       0.50
$25 million or more                                       0.25

     The Trust also offers three separate programs that can affect the level of your initial sales charge on purchases of Class A Shares:

         - LETTER OF INTENT. If you intend to purchase at least $50,000 of Class A Shares of the Funds, you may wish to complete the Letter of Intent section of your account application form. By doing so, you agree to invest a certain amount over a 13-month period. You would pay a sales charge on any Class A Shares you purchase during the 13 months based on the total amount to be invested under the Letter of Intent. You can apply any investments you made during the preceding 90-day period toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid during the 90-day period). You should inform the Funds' distributor that you have a Letter of Intent each time you make an investment.

            You are not obligated to purchase the amount specified in the Letter of Intent. If you purchase less than the amount specified, however, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made. Your shares will be held subject to a pledge for this purpose. The custodian will release the pledge at the end of the 13 months if you complete your intended investment.

         - RIGHT OF ACCUMULATION. You may add the value of any Class A Shares of the Funds you already own to the amount of your next investment for purposes of calculating the sales charge at the time of the current purchase. You must notify your financial intermediary or the Distributor to qualify. Certain financial intermediaries may not offer these programs or may impose conditions or fees to use these programs. You should consult with your financial intermediary prior to purchasing the Funds' shares.

         - COMBINATION PRIVILEGE. You may combine purchases of Class A Shares that are made by you, your spouse and your children under age 21 when calculating the initial sales charge. You must notify your financial intermediary or the Distributor to qualify.

CLASS B SHARES -- DEFERRED SALES CHARGE ALTERNATIVE

     You can purchase Class B Shares at net asset value without an initial sales charge. A Fund will thus receive the full amount of your purchase. Your investment, however, will be subject to a CDSC if you redeem shares within a specified period after your purchase. The CDSC varies depending on the number of years you hold the shares. The CDSC amounts are:

YEARS SINCE PURCHASE                          CDSC
--------------------                          ----
First                                         5.0%
Second                                        4.0%
Third                                         4.0%
Fourth                                        3.0%
Fifth                                         2.0%
Sixth                                         2.0%
Seventh                                       1.0%
Eighth                                       None

     A Fund's Class B Shares automatically convert to Class A Shares of the same Fund in the eighth year.

     If you exchange your shares for the Class B Shares of another Fund of the Trust, the CDSC also will apply to those Class B Shares. The CDSC period begins with the date of your original purchase, not the date of the subsequent exchange.

CLASS C SHARES -- ASSET-BASED SALES CHARGE ALTERNATIVE

             Initial Sales Charge on purchases of up to $1,000,000*:

                                                                                AS % OF       AS % OF
                                                                                AMOUNT        OFFERING
FUND                                                                            INVESTED       PRICE
----                                                                            --------      --------
AXA Rosenberg Enhanced 500 Fund                                                 0.76%         0.75%
AXA Rosenberg Global Long/Short Equity Fund                                     1.01%         1.00%
AXA Rosenberg International Equity Fund                                         1.01%         1.00%
AXA Rosenberg International Small Capitalization Fund                           1.01%         1.00%
AXA Rosenberg U.S. Discovery Fund                                               1.01%         1.00%
AXA Rosenberg U.S. Large Capitalization Fund                                    1.01%         1.00%
AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund              1.01%         1.00%
AXA Rosenberg U.S. Long/Short Equity Fund                                       1.01%         1.00%
AXA Rosenberg Value Long/Short Equity Fund                                      1.01%         1.00%

*    Investments of $1,000,000 or more should be made in Class A Shares.

All investments will be subject to a CDSC if you redeem your shares within 18 months. If you exchange your shares for Class C Shares of another Fund of the Trust, the CDSC will also apply to those Class C Shares. The 18 month period for the CDSC begins with the date of your initial purchase, not the date of the subsequent exchange. Class C Shares do not convert to shares of any other class of the Fund. Class C Shares of the AXA Rosenberg Enhanced 500 Fund, AXA Rosenberg International Equity Fund, AXA Rosenberg International Small Capitalization Fund, AXA Rosenberg U.S. Discovery Fund, AXA Rosenberg U.S. Large Capitalization Fund and the AXA Rosenberg U.S. Long/Short Equity Fund are not currently available for purchase, but may be made available at any time, in our discretion.

FUND                                                                            CDSC
----                                                                            ----
AXA Rosenberg Enhanced 500 Fund                                                 0.75%
AXA Rosenberg Global Long/Short Equity fund                                     1.00%

AXA Rosenberg International Equity Fund                                         1.00%
AXA Rosenberg International Small Capitalization Fund                           1.00%
AXA Rosenberg U.S. Discovery Fund                                               1.00%
AXA Rosenberg U.S. Large Capitalization Fund                                    1.00%
AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund              1.00%
AXA Rosenberg U.S. Long/Short Equity Fund                                       1.00%
AXA Rosenberg Value Long/Short Equity Fund                                      1.00%

APPLICATION OF THE CDSCS

     CDSCs are applied to the original cost of shares being redeemed (or, as to Fund shares acquired through an exchange, the cost of the Fund shares originally purchased for cash). Shares obtained from dividend or distribution reinvestment are not subject to CDSCs. CDSCs are deducted from the amount of the redemption and paid to the Distributor. CDSCs generally will be waived under the following circumstances:

         - Benefit payments under retirement plans in connection with loans, hardship withdrawals, death, disability, retirement, separation from service or any excess contribution or distribution under retirement plans.

         - Eligible mandatory distributions under 403(b) Plans and individual retirement accounts to shareholders who have attained the age of 70 1/2 (waiver applies only to amounts necessary to meet the required minimum amount). If Fund shares represent a part of a shareholder's total individual retirement account or 403(b) Plan investment, the CDSC waiver is available only for that portion of a mandatory distribution which bears the same relationship to the entire mandatory distribution as the relevant shares bear to the total investment account.

         - Death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of the shareholder if such shares are redeemed within one year of death or determination of disability.

         - Payments under a Systematic Withdrawal Plan, up to 10% per year, provided the minimum distributions per such Plan are no less than $250 per month and the account balance at inception of the withdrawals is at least $25,000. Shares received from dividend and capital gain reinvestment are included in calculating the 10%. Withdrawals in excess of 10% will subject the entire annual withdrawal to the applicable CDSC.

GENERAL

     Shares of the Funds may be sold to corporations or other institutions such as trusts, foundations or broker-dealers purchasing for the accounts of others (collectively, "Shareholder Organizations"). Investors purchasing and redeeming shares of the Funds through a Shareholder Organization may be charged a transaction-based fee or other fee for the services provided by the Shareholder Organization. Each such Shareholder Organization is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions with respect to purchases and redemptions of Fund shares. Customers of Shareholder Organizations should read this Prospectus in light of the terms governing accounts with their particular organization.

                                PURCHASING SHARES

     The offering price for shares of each Fund is the net asset value per share next determined after receipt of a purchase order. See "How the Trust Prices Shares of the Funds--Determination of Net Asset Value." Investors may be charged an additional fee by their broker or agent if they effect transactions through such persons.

     The AXA Rosenberg U.S. Small Capitalization Fund plans to close to all investors when its net assets reach $1 billion except that (i) participants in 401(k) plans may continue to purchase shares of the AXA Rosenberg U.S. Small Capitalization Fund in their plan accounts as long as the 401(k) plan continues to own shares in the Fund, (ii) participants holding shares in the AXA Rosenberg U.S. Small Capitalization Fund in certain "wrap programs" that have entered into contractual agreements with the Trust and/or Distributor will be eligible to purchase shares of the AXA Rosenberg U.S. Small Capitalization Fund to rebalance their accounts as long as the "wrap program" continues to own shares of the Fund, but other participants in the "wrap programs" will not be able to purchase shares, (iii) existing shareholders at the time of closure may continue to receive dividends and/or distributions in the form of additional shares of the Fund, and (iv) participants holding shares in the AXA Rosenberg U.S. Small Capitalization Fund in certain "asset allocation programs" that have entered into a contractual arrangement with the Trust and/or Distributor will be eligible to purchase shares in the AXA Rosenberg U.S. Small Capitalization Fund to rebalance their accounts as long as the "asset allocation program" continues to own shares of the Fund, but other participants in the "asset allocation programs" will not be able to purchase shares.

INITIAL CASH INVESTMENTS BY WIRE

     Subject to acceptance by the Trust, shares of the Funds may be purchased by wiring federal funds. Please first contact the Trust at 1-800-447-3332 for complete wiring instructions. Notification must be given to the Trust at 1-800-447-3332 prior to 4:00 p.m., New York time, of the wire date. Federal funds purchases will be accepted only on a day on which the Trust, the Distributor and the Custodian are all open for business. A completed Account Application must be overnighted to the Trust at Barr Rosenberg Series Trust c/o BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-8021. Please note the minimum initial investment requirements for each class as set forth above under "Multiple Classes."

INITIAL CASH INVESTMENTS BY MAIL

     Subject to acceptance by the Trust, an account may be opened by completing and signing an Account Application and mailing it to Barr Rosenberg Series Trust, P.O. Box 182495, Columbus, Ohio 43218-2495.

     The Fund(s) to be purchased should be specified on the Account Application. In all cases, subject to acceptance by the Trust, payment for the purchase of shares received by mail will be credited to a shareholder's account at the net asset value per share of a Fund next determined after receipt, even though the check may not yet have been converted into federal funds. Please note minimum initial investment requirements for each class as set forth above under "Multiple Classes."

ADDITIONAL CASH INVESTMENTS

     Additional cash investments may be made at any time by mailing a check to the Trust at the address noted under "--Initial Cash Investments by Mail" (payable to Barr Rosenberg Series Trust) or by wiring monies as noted under "--Initial Cash Investments by Wire." Notification must be given at 1-800-447-3332 or to the appropriate broker-dealer prior to 4:00 p.m., New York time, of the wire date. Please note each class' minimum additional investment requirements as set forth above under "Multiple Classes." In its sole discretion, the Adviser may waive the minimum additional investment requirements.

INVESTMENTS IN-KIND (INSTITUTIONAL SHARES)

     Institutional Shares may be purchased in exchange for common stocks on deposit at The Depository Trust Company ("DTC") or by a combination of such common stocks and cash. Purchase of Institutional Shares of a Fund in exchange for stocks is subject in each case to our determination that the stocks to be exchanged are acceptable. Securities accepted by the Adviser in exchange for Fund shares will be valued as set forth under "How the Trust Prices Shares of the Funds--Determination of Net Asset Value" (generally the last quoted sale price) as of the time of the next determination of net asset value after such acceptance. All dividends, subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor from the issuer. Generally, the exchange of common stocks for Institutional Shares will be a taxable event for federal income tax purposes, which will trigger gain or loss to an investor subject to federal income taxation, measured by the difference between the value of the Institutional Shares received and the investor's basis in the securities tendered. Accordingly, you should consult your tax adviser before making such an in-kind purchase.

     We will not approve the acceptance of securities in exchange for Fund shares unless (i) we, in our sole discretion, believe the securities are appropriate investments for the Fund; (ii) the investor represents and agrees that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (iii) the securities may be acquired under the Fund's investment restrictions.

OTHER PURCHASE INFORMATION

     An eligible shareholder may also participate in the Barr Rosenberg Automatic Investment Program, an investment plan that automatically debits money from the shareholder's bank account and invests it in Investor Shares, Class A Shares, Class B Shares or, if offered by the particular Fund, Class C Shares of one or more of the Funds through the use of electronic funds transfers. Investors may commence their participation in this program with a minimum initial investment of $2,500 (for Investor Shares) or $1,000 (for Class A, B or C shares) and may elect to make subsequent investments by transfers of a minimum of $50 into their established Fund account. You may contact the Trust for more information about the Barr Rosenberg Automatic Investment Program.

     For purposes of calculating the purchase price of Fund shares, a purchase order is received by the Trust on the day that it is in "good order" unless it is rejected by the Distributor. For a cash purchase order of Fund shares to be in "good order" on a particular day, a check or money wire must be received on or before 4:00 p.m., New York time, on that day. If the consideration is received by the Trust after the deadline, the purchase price of Fund shares will be based upon the next determination of net asset value of Fund shares. No third party or foreign checks will be accepted. In the case of a purchase in-kind of Institutional Shares, such purchase order will be rejected if the investor's securities are not placed on deposit at DTC prior to 10:00 a.m., New York time.

     The Trust reserves the right, in its sole discretion, to suspend the offering of shares of a Fund or to reject purchase orders when, in our judgment, such suspension or rejection would be in the best interests of the Trust or a Fund. The Trust does not allow investments by market timers. You may be subject to a fee of 2% if you redeem your shares within 30 days of purchase. See "Redemption of Shares--Early Redemptions and Market Timing." Purchases of each Fund's shares may be made in full or in fractional shares of such Fund calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

                                  IRA ACCOUNTS

     Investor Shares, Class A Shares, Class B Shares or, if offered, Class C Shares of the Funds may be used to fund IRAs. The minimum initial investment for an IRA is $2,000. A special application must be completed in order to create such an account. Contributions to IRAs are subject to prevailing amount limits set by the Internal Revenue Service. For more information about IRAs, call the Trust at 1-800-447-3332.

                                REDEEMING SHARES

     Shares of the Funds may be redeemed by mail, or, if authorized by an investor in an Account Application, by telephone. The value of shares redeemed may be more or less than the original cost of those shares, depending on the market value of the investment securities held by the particular Fund at the time of the redemption and on any expenses and charges attributable thereto.

BY MAIL

     The Trust will redeem its shares at the net asset value per share next determined after the request is received in "good order." See "How the Trust Prices Shares of the Funds--Determination of Net Asset Value." Requests should be addressed to Barr Rosenberg Series Trust, P.O. Box 182495, Columbus, Ohio 43218-2495.

     To be in "good order," a request must include the following documentation:

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          (a) a letter of instruction specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

          (b) any required signature guarantees; and

          (c) other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

SIGNATURE GUARANTEES

     To protect shareholder accounts, the Trust and the Transfer Agent from fraud, signature guarantees may be required to enable the Trust to verify the identity of the person who has authorized a redemption from an account. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) at the registered address, (2) redemptions if your account address has changed within the last 10 business days, and (3) share transfer requests. Signature guarantees may be obtained from certain eligible financial institutions, including but not limited to, the following: banks, trust companies, credit unions, securities brokers and dealers, savings and loan associations and participants in the Securities and Transfer Association Medallion Program (STAMP), the Stock Exchange Medallion Program (SEMP) or the New York Stock Exchange Medallion Signature Program (MSP). Shareholders may contact the Trust at 1-800-447-3332 for further details.

BY TELEPHONE

     Provided the Telephone Redemption Option has been authorized by an investor in an Account Application, a redemption of shares may be requested by calling the Trust at 1-800-447-3332 and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. If the Telephone Redemption Option or the Telephone Exchange Option (as described below) is authorized, the Transfer Agent may act on telephone instructions from any person representing himself or herself to be a shareholder and believed by the Transfer Agent to be genuine. The Transfer Agent's records of such instructions are binding and the shareholder, not the Trust or the Transfer Agent, bears the risk of loss in the event of unauthorized instructions reasonably believed by the Transfer Agent to be genuine. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated are genuine and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone. Payments on Telephone Redemptions will be suspended for a period typically expected not to exceed 7 business days following a telephonic address change.

SYSTEMATIC WITHDRAWAL PLAN

     An owner of $12,000 or more of shares of a Fund may elect to have periodic redemptions made from the investor's account to be paid on a monthly, quarterly, semiannual or annual basis. The maximum payment per year is 12% of the account value at the time of the election. The Trust will normally redeem a sufficient number of shares to make the scheduled redemption payments on a date selected by the shareholder. Depending on the size of the payment requested and fluctuation in the net asset value, if any, of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account. A shareholder may request that these payments be sent to a predesignated bank or other designated party. Capital gains and dividend distributions paid to the account will automatically be reinvested at net asset value on the distribution payment date.

EARLY REDEMPTIONS AND MARKET TIMING

     The Funds do not allow investments by market timers. You will be considered a market timer if you buy and sell your shares within 30 days or otherwise seem, in our judgment, to follow a timing pattern. Shares redeemed within 30 days of purchase will be subject to a fee of 2%. Such fee will be paid to the Fund to defray the cost associated with early redemption. The Trust reserves the right, in its sole discretion, to waive such fee when, in the judgment of the Adviser, such waiver would be in the best interests of the Trust or a Fund.

FURTHER REDEMPTION INFORMATION

     The Trust will not make payment on redemptions of shares purchased by check until payment of the purchase price has been collected, which may take up to fifteen days after purchase. Shareholders can avoid this delay by utilizing the wire purchase option.

     If we determine, in our sole discretion, that it would not be in the best interests of the remaining shareholders of a Fund to make a redemption payment wholly or partly in cash, such Fund may instead pay the redemption price in whole or in part by a distribution in kind of readily marketable securities held by such Fund. Securities used to redeem Fund shares in kind will be valued in accordance with the Funds' procedures for valuation described under "How the Trust Prices Shares of the Funds--Determination of Net Asset Value." Securities distributed by a Fund in kind will be selected by the Adviser in light of each Fund's objective and will not generally represent a pro rata distribution of each security held in a Fund's portfolio. Investors may incur brokerage charges on the sale of any securities received in payment of redemptions.

     The Trust may suspend the right of redemption and may postpone payment for more than seven days when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission, during periods when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine the value of their net assets fairly, or during any other period permitted by the Securities and Exchange Commission for the protection of investors.

                                EXCHANGING SHARES

     The Funds offer two convenient ways to exchange shares of one Fund for shares of another Fund. Shares of a particular class of a Fund may be exchanged only for shares of the same class in another Fund. There is no sales charge on exchanges. Before engaging in an exchange transaction, a shareholder should read carefully the information in the Prospectus describing the Fund into which the exchange will occur. A shareholder may not exchange shares of a class of one Fund for shares of the same class of another Fund that is not qualified for sale in the state of the shareholder's residence. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. An exchange is taxable as a sale of a security on which a gain or loss may be recognized. Shareholders should receive written confirmation of the exchange within a few days of the completion of the transaction. A new account opened by exchange must be established with the same name(s), address(es) and social security number(s) as the existing account. All exchanges will be made based on the respective net asset values next determined following receipt of the request by the Funds containing the information indicated below.

EXCHANGE BY MAIL

     To exchange Fund shares by mail, shareholders should simply send a letter of instruction to the Trust. The letter of instruction must include: (a) the investor's account number; (b) the class of shares to be exchanged; (c) the Fund from and the Fund into which the exchange is to be made; (d) the dollar or share amount to be exchanged; and (e) the signatures of all registered owners or authorized parties.

EXCHANGE BY TELEPHONE

     To exchange Fund shares by telephone or to ask questions about the exchange privilege, shareholders may call the Trust at 1-800-447-3332. If you wish to exchange shares, please be prepared to give the telephone representative the following information: (a) the account number, social security number and account registration; (b) the class of shares to be exchanged; (c) the name of the Fund from which and the Fund into which the exchange is to be made; and (d) the dollar or share amount to be exchanged. Telephone exchanges are available only if the shareholder so indicates by checking the "yes" box on the Account Application. The Trust employs procedures, including recording telephone calls, testing a caller's identity, and written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Trust reserves the right to suspend or terminate the privilege of exchanging by mail or by telephone at any time.

                    HOW THE TRUST PRICES SHARES OF THE FUNDS

     The price of each Fund's shares is based on its net asset value per share as next determined after receipt of a purchase order in good order (plus any applicable sales charges).

     For purposes of calculating the purchase price of Fund shares, if it does not reject a purchase order, the Trust considers an order received on the day that it receives a check or money order therefor on or before 4:00 p.m., New York time. If the Trust receives the payment after the deadline, it will base the purchase price of Fund shares on the next determination of net asset value of Fund shares.

     The Trust reserves the right, in its sole discretion, to suspend the offering of shares of a Fund or Funds or to reject purchase orders when the Adviser believes that suspension or rejection would be in the best interests of the Trust. Purchases of each Fund's shares may be made in full or fractional shares of the relevant Fund calculated to three decimal places. In the interest of economy and convenience, the Trust will not issue certificates for shares.

DETERMINATION OF NET ASSET VALUE

     The net asset value of each class of shares of the Funds will be determined once on each day on which the New York Stock Exchange is open as of 4:00 p.m., New York time. Shares will not be priced on the days on which the New York Stock Exchange is closed for trading. Because the AXA Rosenberg International Small Capitalization Fund, AXA Rosenberg European Fund, AXA Rosenberg Global Long/Short Equity Fund and AXA Rosenberg International Equity Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares, the net asset value of the shares of those Funds may change on days when shareholders will not be able to purchase or redeem shares. The net asset value per share of each class of a Fund is determined by dividing the particular class's proportionate interest in the total market value of the Fund's portfolio investments and other assets, less any liabilities attributable to that class, by the total number of outstanding shares of that class. Each Fund's liabilities are allocated among its classes. Specifically, the total of such liabilities plus that class's distribution and shareholder service expenses, if any, and any other expenses specially allocated to that class are then deducted from the class's proportionate interest in the Fund's assets. The resulting amount for each class is divided by the number of shares of that class outstanding to produce the "net asset value" per share.

     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or, if there is no such reported sale, at the most recent quoted bid price for long securities and the most recent quoted ask price for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Price information on other listed securities is generally taken from the closing price on the exchange where the security is primarily traded.

     Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price or the most recent quoted ask price, as applicable, except that debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by, or pursuant to procedures adopted by, the Trustees of the Trust. Fair valuation may also be used if extraordinary events occur after the close of the relevant market but prior to the New York Stock Exchange close.

                                  DISTRIBUTIONS

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

     Each Fund intends to pay out as dividends substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carry-forwards). Each Fund's policy is to declare and pay distributions of its dividends and interest annually although it may do so more frequently as determined by the Trustees of the Trust. Each Fund's policy is to distribute net short-term capital gains and net long-term gains annually, although it may do so more frequently as determined by the Trustees of the Trust to the extent permitted by applicable regulations.

     All dividends and/or distributions will be paid out in the form of additional shares of the relevant Fund to which the dividends and/or distributions relate at net asset value unless the shareholder elects to receive cash. Shareholders may make this election by marking the appropriate box on the Account Application or by writing to the Administrator.

     If you elect to receive distributions in cash and checks are returned and marked as "undeliverable" or remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

                                      TAXES

     Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and to meet all requirements necessary to avoid paying any federal income or excise taxes. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. For the period between January 1, 2003 and December 31, 2008, distributions of investment income designated by the fund as derived from "qualified dividend income" are taxed at the rates applicable to long-term capital gain.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares through the dividend reinvestment plan. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains.

Long-term capital gain rates have been temporarily reduced--in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets--through December 31, 2008.

Each Fund will provide federal tax information annually, including information about dividends and distributions paid during the preceding year. Any gain resulting from the sale or exchange of Fund Shares generally will be taxable as capital gains.

A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, a Fund's yield on those securities would be decreased. If more than 50% of a Fund's assets at fiscal year-end is represented by debt and equity securities of foreign corporations, the Fund may (and the AXA Rosenberg European Fund, the AXA Rosenberg Global Long/Short Equity Fund, the AXA Rosenberg International Equity Fund and the AXA Rosenberg International Small Capitalization Fund, intend to) elect to permit shareholders who are U.S. citizens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. For the purposes of the foreign tax credit, each such shareholder would include in gross income from foreign sources its pro rata share of such taxes. Certain limitations imposed by the Code may prevent shareholders from receiving a full foreign tax credit or deduction for their allocable amount of such taxes. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate a Fund's recognition of ordinary income and may affect the timing or amount of a Fund's distributions.

     To the extent such investments are permissible for a Fund, the Fund's short sales and transactions in options, futures contracts, hedging transactions, forward contracts, equity swap contracts and straddles will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. A Fund's use of such transactions may result in the Fund realizing more short-term capital gains and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

     The foregoing is a general summary of the federal income tax consequences of investing in a Fund to shareholders who are U.S. citizens or U.S. corporations. Shareholders should consult their own tax advisers about the tax consequences of an investment in a Fund in light of each shareholder's particular tax situation. Shareholders should also consult their own tax advisers about consequences under foreign, state, local or other applicable tax laws.

                                OTHER INFORMATION

     Each Fund's investment performance may from time to time be included in advertisements about such Fund. Total return for a Fund is measured by comparing the value of an investment in such Fund at the beginning of the relevant period to the redemption value of the investment in such Fund at the end of such period (assuming immediate reinvestment of any dividends or capital gains distributions). All data are based on a Fund's past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Fund's portfolio and a Fund's operating expenses. Investment performance also often reflects the risks associated with a Fund's investment objective and policies.

     These factors should be considered when comparing a Fund's investment results with those of other mutual funds and other investment vehicles. Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect (if presented net of the expense limitation).

FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the particular Fund (assuming reinvestment of all dividends and distributions). This information has been audited by __________________________, whose report, along with the Trust's financial statements, is included in the Trust's Annual Report, which is available upon request. The AXA Rosenberg U.S. Long/Short Equity Fund was not operational as of 3/31/03.
[to be supplied]

BARR ROSENBERG SERIES TRUST
NOTICE OF PRIVACY POLICY & PRACTICES

Barr Rosenberg Series Trust, on behalf of AXA Rosenberg Enhanced 500 Fund, AXA Rosenberg European Fund, AXA Rosenberg Global Long/Short Equity Fund, AXA Rosenberg International Equity Fund, AXA Rosenberg International Small Capitalization Fund, AXA Rosenberg U.S. Discovery Fund, AXA Rosenberg U.S. Large Capitalization Fund, AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, AXA Rosenberg U.S. Long/Short Equity Fund, AXA Rosenberg U.S. Small Capitalization Fund and AXA Rosenberg Value Long/Short Equity Fund, (collectively, the "Funds") recognize and respect the privacy expectations of our clients. We provide this notice to you so that you will know what kinds of information we collect about our clients and the circumstances in which that information may be disclosed to third parties that are not affiliated with the Funds.

COLLECTION OF CLIENT INFORMATION

We collect nonpublic personal information about our clients from the following sources:

      - ACCOUNT APPLICATIONS AND OTHER FORMS, which may include a client's name, address, social security number, and information about a client's investment goals and risk tolerance;

      - ACCOUNT HISTORY, including information about the transactions and balances in a client's accounts; and

      - CORRESPONDENCE, written, telephonic or electronic between a client and the Funds or service providers to the Funds.

DISCLOSURE OF CLIENT INFORMATION

We may disclose the client information we collect to third parties that are not affiliated with the Funds:

      - as permitted by law--for example, with service providers who maintain or service shareholder accounts for the Funds or to a shareholder's broker or agent; and

      - to perform marketing services on behalf of the Funds or pursuant to a joint marketing agreement with Barr Rosenberg Funds Distributor, Inc., the Funds' distributor, or another financial institution that is an affiliate of AXA Rosenberg Investment Management LLC, the Funds' investment adviser.

SECURITY OF CLIENT INFORMATION

We require service providers to the Funds:

      - to maintain policies and procedures designed to assure only appropriate access to, and use of information about clients of the Funds; and

      - to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of clients of the Funds.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former client of the Funds.

FOR MORE INFORMATION ABOUT THE FUNDS:
STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides additional information about the Funds. It is incorporated by reference into this prospectus and is legally considered a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS:

Additional information about the Funds' investments is available in the Funds' Annual and Semi-Annual Reports to shareholders. In the Funds' Annual Report, you will find a discussion of market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

You may review and copy, for a fee, the Trust's Annual and Semi-Annual Reports and the SAI by writing to the Public Reference Section of the Commission, Washington D.C. 20549-0102, or by electronic request via e-mail at the following address: publicinfo@sec.gov. Information on the operation of the Commission's Public Reference Room can be obtained by calling 1-202-942-8090. You may obtain reports and other information about the Funds for free from the EDGAR database on the Commission's website at http://www.sec.gov. You can get free copies of the SAI and the Annual and Semi-Annual Reports, request other information about the Funds or make shareholder inquiries by contacting the Funds at:

BARR ROSENBERG SERIES TRUST
3435 STELZER ROAD
COLUMBUS, OHIO 43219-8021
1.800.555.5737 (INSTITUTIONAL SHARES)
1.800.447.3332 (INVESTOR, ADVISER AND CLASS A, B, AND C SHARES) OR
1.800.555.5737 (REGISTERED INVESTMENT PROFESSIONALS)

ADVISER
AXA Rosenberg Investment Management LLC
Four Orinda Way, Building E
Orinda, California 94563

ADMINISTRATOR, TRANSFER AGENT AND DIVIDEND PAYING AGENT
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

CUSTODIANS OF ASSETS
Custodial Trust Company
101 Carnegie Center
Princeton, New Jersey 08540
State Street Bank and Trust Company
Mutual Funds Division
Boston, Massachusetts 02102

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP

333 Market Street
San Francisco, California 94105-2119

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

                           BARR ROSENBERG SERIES TRUST

                         AXA ROSENBERG ENHANCED 500 FUND
                           AXA ROSENBERG EUROPEAN FUND
                   AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND
                     AXA ROSENBERG INTERNATIONAL EQUITY FUND
              AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
                        AXA ROSENBERG U.S. DISCOVERY FUND
                  AXA ROSENBERG U.S. LARGE CAPITALIZATION FUND
       AXA ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND
                    AXA ROSENBERG U.S. LONG/SHORT EQUITY FUND
                  AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
                   AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND

                       STATEMENT OF ADDITIONAL INFORMATION
                                  JULY 31, 2003

     This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the prospectus dated July 31, 2003 of the AXA Rosenberg Enhanced 500 Fund, AXA Rosenberg European Fund, AXA Rosenberg Global Long/Short Equity Fund, AXA Rosenberg International Equity Fund, AXA Rosenberg International Small Capitalization Fund, AXA Rosenberg U.S. Discovery Fund, AXA Rosenberg U.S. Large Capitalization Fund, AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, AXA Rosenberg U.S. Long/Short Equity Fund, AXA Rosenberg U.S. Small Capitalization Fund and the AXA Rosenberg Value Long/Short Equity Fund of the Barr Rosenberg Series Trust (the "Prospectus") and should be read in conjunction therewith. A copy of the Prospectus may be obtained from the Barr Rosenberg Series Trust, 3435 Stelzer Road, Columbus, Ohio 43219.

     The Report of Independent Accountants and financial statements of the
Funds included in the Trust's Annual Report for the period ended    (the
"Annual Report") are incorporated herein by reference to such Annual Report. A copy of the Trust's Annual Report is available without charge upon request. You can get a copy of the Annual Report by contacting the Funds at:
1.800.555.5737 (for Institutional Shares), 1.800.447.3332 (for Investor, Adviser and Class A, B and C Shares) or 1.800.555.5737 (for Registered Investment Professionals).

                                TABLE OF CONTENTS

INVESTMENT OBJECTIVES AND POLICIES                                             2

PORTFOLIO TURNOVER                                                             9

INVESTMENT RESTRICTIONS                                                       10

INCOME DIVIDENDS, DISTRIBUTIONS AND TAX STATUS                                12

MANAGEMENT OF THE TRUST                                                       15

INVESTMENT ADVISORY AND OTHER SERVICES                                        19

PORTFOLIO TRANSACTIONS                                                        29

TOTAL RETURN CALCULATIONS                                                     31

DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES                              34

DETERMINATION OF NET ASSET VALUE                                              40

PURCHASE AND REDEMPTION OF SHARES                                             40

FINANCIAL STATEMENTS                                                          41

                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objective and policies of each of the AXA Rosenberg Enhanced 500 Fund, AXA Rosenberg European Fund, AXA Rosenberg Global Long/Short Equity Fund, AXA Rosenberg International Equity Fund, AXA Rosenberg International Small Capitalization Fund, AXA Rosenberg U.S. Discovery Fund, AXA Rosenberg U.S. Large Capitalization Fund, AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, AXA Rosenberg U.S. Long/Short Equity Fund, AXA Rosenberg U.S. Small Capitalization Fund and the AXA Rosenberg Value Long/Short Equity Fund (each a "Fund" and, collectively, the "Funds") of the Barr Rosenberg Series Trust (the "Trust") are described in the Prospectus under the headings "Investment Objectives, Principal Investment Strategies and Summary of Principal Risks" and "Principal Risks."

     The following is an additional description of certain investments of the Funds.

     INDEX FUTURES (ALL FUNDS). An index futures contract (an "Index Future") is a contract to buy or sell an integral number of units of an Index at a specified future date at a price agreed upon when the contract is made. A unit is the value of the relevant index from time to time. Entering into a contract to buy units is commonly referred to as buying or purchasing a contract or holding a long position in an Index. Index Futures can be traded through all major commodity brokers. Currently, contracts are expected to expire on the tenth day of March, June, September and December. A Fund will ordinarily be able to close open positions on the United States futures exchange on which Index Futures are then traded at any time up to and including the expiration day.

     Upon entering into a futures contract, a Fund will be required to deposit initial margin with its custodian in a segregated account in the name of the futures broker. Variation margin will be paid to and received from the broker on a daily basis as the contracts are marked to market. For example, when a Fund has purchased an Index Future and the price of the relevant index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when a Fund has purchased an Index Future and the price of the relevant index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker.

     The price of Index Futures may not correlate perfectly with movement in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and the futures markets. Second, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, with respect to the AXA Rosenberg International Small Capitalization Fund, AXA Rosenberg International Equity Fund and AXA Rosenberg Global Long/Short Equity Fund trading hours for Index Futures may not correspond perfectly to hours of trading on the Tokyo Stock Exchange. This may result in a disparity between the price of

Index Futures and the value of the underlying Index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.

     FOREIGN CURRENCY TRANSACTIONS (THE INTERNATIONAL EQUITY PORTFOLIOS). The AXA Rosenberg European Fund, the AXA Rosenberg Global Long/Short Equity Fund, the AXA Rosenberg International Equity Fund and the AXA Rosenberg International Small Capitalization Fund (collectively, the "International Equity Portfolios") do not currently intend to hedge the foreign currency risk associated with investments in securities denominated in foreign currencies. However, the Funds reserve the right to buy or sell foreign currencies or to deal in forward foreign currency contracts to hedge against possible variations in foreign exchange rates pending the settlement of securities transactions. The Funds also reserve the right to use currency futures contracts and related options thereon for similar purposes. By entering into a futures or forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, a Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. Dollar and the subject foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received. A Fund's dealing in forward contracts will be limited to this type of transaction. A Fund will not engage in currency futures transactions for leveraging purposes. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until the expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option.

     CURRENCY FORWARD CONTRACTS (THE INTERNATIONAL EQUITY PORTFOLIOS). A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts traded in the interbank market are negotiated directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

     CURRENCY FUTURES TRANSACTIONS (THE INTERNATIONAL EQUITY PORTFOLIOS). A currency futures contract sale creates an obligation by the seller to deliver the amount of currency called for in the contract in a specified delivery month for a stated price. A currency futures contract purchase creates an obligation by the purchaser to take delivery of the underlying amount of currency in a specified delivery month at a stated price. Futures contracts are traded only on commodity exchanges -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market.

     Although futures contracts by their terms call for actual delivery or acceptance, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

     The purchase or sale of a futures contract differs from the purchase or sale of a security in that no price or premium is paid or received. Instead, an amount of cash or U.S. Treasury bills generally not exceeding 5% of the contract amount must be deposited with the broker. This amount is known as initial margin. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.

     Unlike a currency futures contract, which requires the parties to buy and sell currency on a set date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to enter into the contract, the premium paid for the option is lost. Since the value of the option is fixed at the point of sale, there are no daily payments of cash in the nature of "variation" or "maintenance" margin payments to reflect the change in the value of the underlying contract as there are by a purchaser or seller of a currency futures contract.

     The ability to establish and close out positions on options on futures will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or be maintained.

     The Funds will write (sell) only covered put and call options on currency futures. This means that a Fund will provide for its obligations upon exercise of the option by segregating sufficient cash or short-term obligations or by holding an offsetting position in the option or underlying currency future, or a combination of the foregoing. Set forth below is a description of methods of providing cover that the Funds currently expect to employ, subject to applicable exchange and regulatory requirements. If other methods of providing appropriate cover are developed, a Fund reserves the right to employ them to the extent consistent with applicable regulatory and exchange requirements.

     A Fund will, so long as it is obligated as the writer of a call option on currency futures, own on a contract-for-contract basis an equal long position in currency futures with the same delivery date or a call option on currency futures with the difference, if any, between the market value of the call written and the market value of the call or long currency futures purchased maintained by the Fund in cash, U.S. government securities, or other high-grade liquid debt obligations in a segregated account with its custodian. If at the close of business on any day the market value of the call purchased by a Fund falls below 100% of the market value of the call written by the Fund, the Fund will so segregate an amount of cash, U.S. government securities, or other high-grade liquid debt obligations equal in value to the difference. Alternatively, a Fund may cover the call option through segregating with its custodian an amount of the particular foreign currency equal to the amount of foreign currency per futures contract option times the number of options written by the Fund.

     In the case of put options on currency futures written by a Fund, the Fund will hold the aggregate exercise price in cash, U.S. government securities, or other high-grade liquid debt obligations in a segregated account with its custodian, or own put options on currency futures or short currency futures, with the difference, if any, between the market value of the put written and the market value of the puts purchased or the currency futures sold maintained by the Fund in cash, U.S. government securities, or other high-grade liquid debt obligations in a segregated account with its custodian. If at the close of business on any day the market value of the put options purchased or the currency futures sold by a Fund falls below 100% of the market value of the put options written by the Fund, the Fund will so segregate an amount of cash, U.S. government securities, or other high-grade liquid debt obligations equal in value to the difference.

     A Fund may not enter into currency futures contracts or related options thereon if immediately thereafter the amount committed to margin plus the amount paid for premiums for unexpired options on currency futures contracts exceeds 5% of the market value of the Fund's total assets.

     LIMITATIONS ON THE USE OF CURRENCY FUTURES CONTRACTS (THE INTERNATIONAL EQUITY PORTFOLIOS). A Fund's ability to engage in the currency futures transactions described above will depend on the availability of liquid markets in such instruments. Markets in currency futures are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of currency futures. Therefore, no assurance can be given that a Fund will be able to utilize these instruments effectively for the purposes set forth above. Furthermore, a Fund's ability to engage in such transactions may be limited by tax considerations.

     RISK FACTORS IN CURRENCY FUTURES TRANSACTIONS (THE INTERNATIONAL EQUITY PORTFOLIOS). Investment in currency futures contracts involves risk. Some of that risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the currency being hedged. The hedge will not be fully effective where there is such an imperfect correlation. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater amount than the hedged currency if the volatility of the hedged currency is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of the hedged currency is historically less than that of the futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches.

     The successful use of transactions in futures and related options also depends on the ability of the Adviser to forecast correctly the direction and extent of exchange rate and stock price movements within a given time frame. It is impossible to forecast precisely what the market value of securities a Fund anticipates buying will be at the expiration or maturity of a currency forward or futures contract. Accordingly, in cases where a Fund seeks to protect against an increase in value of the currency in which the securities are denominated through a foreign currency transaction, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such currency purchase) if the market value of the securities to be purchased is less than the amount of foreign currency the Fund contracted to purchase. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the value of the securities purchased. When a Fund purchases forward or futures contracts (or options thereon) to hedge against a possible increase in the price of the currency in which the securities the Fund anticipates purchasing are denominated, it is possible that the market may instead decline. If a Fund does not then invest in such securities because of concern as to possible further market decline or for other reasons, the Fund may realize a loss on the forward or futures contract that is not offset by a reduction in the price of the securities purchased. As a result, a Fund's total return for such period may be less than if it had not engaged in the forward or futures transaction.

     Foreign currency transactions that are intended to hedge the value of securities a Fund contemplates purchasing do not eliminate fluctuations in the underlying prices of those securities. Rather, such currency transactions simply establish a rate of exchange which can be used at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a change in the value of the currency involved, they tend to limit any potential gain that might result from the increase in the value of such currency.

     The amount of risk a Fund assumes when it purchases an option on a currency futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

     The liquidity of a secondary market in a currency futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days.

     A Fund's ability to engage in currency forward and futures transactions may be limited by tax considerations.

     SHORT SALES (THE LONG/SHORT FUNDS). The AXA Rosenberg Global Long/Short Equity Fund, the AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, the AXA Rosenberg U.S. Long/Short Equity Fund and the AXA Rosenberg Value Long/Short Equity Fund (collectively, the "Long/Short Funds") will seek to realize additional gains through short sales. Short sales are transactions in which a Fund sells a security it does not own in anticipation of a decline in the value of that security relative to the long positions held by the Fund. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

     A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund may realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses a Fund may be required to pay in connection with a short sale. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price.

     S&P 500(R) INDEX FUTURES AND RELATED OPTIONS (AXA ROSENBERG ENHANCED 500
FUND). An S&P 500(R) Index Future contract (an "Index Future") is a contract to buy or sell an integral number of units of the Standard & Poor's 500(R) Composite Stock Price Index (the "S&P 500(R) Index") at a specified future date at a price agreed upon when the contract is made. A unit is the value of the S&P 500(R) Index from time to time. Entering into a contract to buy units of the S&P 500(R) Index is commonly referred to as buying or purchasing a contract or holding a long position in the S&P 500(R) Index. Index Futures can be traded through all major commodity brokers. Currently, contracts are expected to expire on the tenth day of March, June, September and December. The AXA Rosenberg Enhanced 500 Fund will ordinarily be able to close open positions on the United States futures exchange on which Index Futures are then traded at any time up to and including the expiration day.

     In contrast to a purchase of common stock, no price is paid or received by the Fund upon the purchase of a futures contract. Upon entering into a futures contract, the Fund will be required to deposit with its custodian in a segregated account in the name of the futures broker a specified amount of cash or securities. This is known by participants in the market as "initial margin." The types of instruments that may be deposited as initial margin, and the required amount of initial margin, are determined by the futures exchange(s) on which the Index Futures are traded. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin," to and from the broker, will be made on a daily basis as the price of the S&P 500(R) Index fluctuates, making the position in the futures contract more or less valuable, a process known as "marking to the market." For example, when the Fund has purchased an Index Future and the price of the S&P 500(R) Index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when the Fund has purchased an Index Future and the price of the S&P 500(R) Index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. When the Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a gain or a loss.

     The price of Index Futures may not correlate perfectly with movement in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the S&P 500(R) Index and futures markets. Second, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions.

     A position in Index Futures may be closed out only if there is a secondary market for such futures. There can be no assurance that a liquid secondary market will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

     Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction for a futures contract purchase is effected by entering into a futures contract sale for the same aggregate amount of the specified financial instrument with the same delivery date. If the offsetting sale price exceeds the purchase price, the Fund may realize a gain, and if the purchase price exceeds the offsetting price, the Fund realizes a loss.

     Options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

     The ability to establish and close out positions in options on futures contracts will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although the AXA Rosenberg Enhanced 500 Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options, with the result that the Fund would have to exercise the options in order to realize any profit.

     STANDARD & POOR'S DEPOSITARY RECEIPTS (AXA ROSENBERG ENHANCED 500 FUND). Subject to the limitations set forth in the Fund's investment restrictions, the AXA Rosenberg Enhanced 500 Fund may invest in Standard & Poor's Depositary Receipts ("SPDRs"). The SPDR Trust is a unit investment trust that holds shares of all the companies in the S&P 500(R) and closely tracks the price performance and dividend yield of the Index. An investment in SPDRs allows the relevant Fund, in effect, to invest in the entire portfolio of the 500 highly capitalized stocks of the S&P 500(R) Index in a single transaction. Investments in SPDRs are subject to risks similar to those associated with investments in other diversified stock portfolios. One primary consideration is that the general level of stock prices may decline, causing the value of SPDRs, because they represent interests in a broadly based stock portfolio, also to decline. Although the SPDR is designed to provide investment results that generally correspond to the price and yield performance of the S&P 500(R) Index, there is no guarantee that the SPDR Trust will be able to exactly replicate the performance of the Index because of expenses and other factors.

     NOTICE FOR CHANGES IN NAMES OF CERTAIN FUNDS. Each of the AXA Rosenberg Enhanced 500 Fund, the AXA Rosenberg European Fund, the AXA Rosenberg Global Long/Short Equity Fund, the AXA Rosenberg International Equity Fund, the AXA Rosenberg International Small Capitalization Fund, the AXA Rosenberg U.S. Discovery Fund, the AXA Rosenberg U.S. Large Capitalization Fund, the AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, the AXA Rosenberg U.S. Long/Short Equity Fund, the AXA Rosenberg U.S. Small Capitalization Fund and the AXA Rosenberg Value Long/Short Equity Fund will give 60 days notice to its shareholders prior to altering its respective policy to invest, under normal circumstances, 80% of its assets in S&P 500(R) Companies, equity securities of companies that are traded principally in developed markets across Europe, equity securities, common stocks of large foreign companies, International Small Capitalization Companies, U.S. Small/Mid Capitalization Companies, U.S. Large Capitalization Companies, equity securities, equity securities, U.S. Small Capitalization Companies and equity securities, respectively. For these purposes, "assets" means the respective Fund's net assets, plus the amount of any borrowings for investment purposes.

     NOTICE ON SHAREHOLDER APPROVAL. Unless otherwise indicated in the Prospectus or this Statement of Additional Information, the investment objective and policies of each of the Funds may be changed without shareholder approval.

                              PORTFOLIO TURNOVER

     A change in securities held by a Fund is known as "portfolio turnover" and almost always involves the payment by a Fund of brokerage commissions or dealer markup and other transaction costs on the sale of securities as well as on the reinvestment of the proceeds in other securities. Portfolio turnover is not a limiting factor with respect to investment decisions. The portfolio turnover rate for the AXA Rosenberg Enhanced 500 Fund for the fiscal years ended March
31, 2003 and 2002 was [   ] and 111.54%, respectively. The portfolio turnover
rate for the AXA Rosenberg European Fund for the fiscal year ended March 31, 2003 and for the period from the commencement of its operations (7/23/01) through March 31, 2002, expressed on an
annualized basis, was [   ] and 90.92%, respectively. The portfolio turnover
rate for the AXA Rosenberg Global Long/Short Equity Fund for the fiscal years
ended March 31, 2003 and 2002 was [   ] and 231.34%, respectively. The
portfolio turnover rate for the AXA Rosenberg International Equity Fund for
the fiscal years ended March 31, 2003 and 2002 was [   ] and 132.84%,
respectively. The portfolio turnover rate for the AXA Rosenberg International Small Capitalization Fund for the for the fiscal years ended March 31, 2003
and 2002 was [   ] and 147.52%, respectively. The portfolio turnover rate for the AXA Rosenberg U.S. Discovery Fund for the fiscal year ended March 31,
2003 and for the period from the commencement of its operations (9/4/01)
through March 31, 2002, expressed on an annualized basis, was [   ] and
78.02%, respectively. The portfolio turnover rate for the AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund for the fiscal years ended
March 31, 2003 and 2002 was [   ] and 313.22%, respectively. The portfolio
turnover rate for the AXA Rosenberg U.S. Small Capitalization Fund for the
fiscal years ended March 31, 2003 and 2002 was [   ] and 101.08%,
respectively. The portfolio turnover rate for the AXA Rosenberg Value Long/Short Equity Fund for the fiscal years ended March 31, 2003 and 2002 was
[   ] and 126.45%, respectively. The portfolio turnover rate for the AXA
Rosenberg U.S. Large Capitalization Fund for the period from the commencement of its operations ([____]) through March 31, 2003, expressed on an annualized basis, was [____]. The AXA Rosenberg U.S. Long/Short Equity Fund was not operational for the period ended March 31, 2003. As disclosed in the Prospectus, high portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds, and could involve realization of capital gains that would be taxable when distributed to shareholders of a Fund. To the extent that portfolio turnover results in the realization of net short-term capital gains, such gains are ordinarily taxed to shareholders at ordinary income tax rates.

                             INVESTMENT RESTRICTIONS

     Without a vote of the majority of the outstanding voting securities of a Fund, the Trust will not take any of the following actions with respect to such
Fund:

     (1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of the Fund's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes or for payments of variation margin. Such borrowings will be repaid before any additional investments are purchased. Short sales and related borrowings of securities are not subject to this restriction.

     (2) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of the Fund's total assets (taken at cost) and then only to secure borrowings permitted by Restriction 1 above. (For the purposes of this restriction, collateral arrangements with respect to options, short sales, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. Collateral arrangements with respect to swaps and other derivatives are also not deemed to be a pledge or other encumbrance of assets.)

     (3) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)

     (4) Make short sales of securities or maintain a short position if, when added together, more than 100% of the value of a Fund's net assets would be (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales, and (ii) allocated to segregated accounts in connection with short sales. Short sales "against the box" are not subject to this limitation.

     (5) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

     (6) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

     (7) Concentrate more than 25% of the value of its total assets in any one industry.

     (8) Invest in securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), or by an exemptive order issued by the Securities and Exchange Commission.

     (9) Purchase or sell commodities or commodity contracts except that each of the Funds may purchase and sell stock index and other financial futures contracts and options thereon.

     (10) Make loans, except by purchase of debt obligations or by entering intorepurchase agreements or through the lending of the Funds' portfolio securities.

     (11) Issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (2) above; any borrowing permitted by restriction (1) above; short sales permitted by restriction (4) above; any collateral arrangements with respect to short sales, swaps, options, future contracts and options on future contracts and with respect to initial and variation margin; and the purchase or sale of options, future contracts or options on future contracts.)

     (12) With respect to 75% of its total assets, invest in a security if, as a result of such investment, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

     Notwithstanding the latitude permitted by Restriction 9 above, the Funds have no current intention of purchasing interest rate futures.

     It is contrary to the present policy of each of the Funds, which may be changed by the Trustees of the Trust without shareholder approval, to:

     (a) Invest in warrants or rights (other than warrants or rights acquired by a Fund as a part of a unit or attached to securities at the time of purchase).

     (b) Write, purchase or sell options on particular securities (as opposed to market indices).

     (c) Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

     (d) Make investments for the purpose of exercising control of a company's management.

     (e) Invest in (a) securities which at the time of investment are not readily marketable and (b) repurchase agreements maturing in more than seven days if, as a result, more than 15% of the Fund's net assets (taken at current value) would then be invested in such securities.

     Unless otherwise indicated, all percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Regardless of such policy, if any Fund borrows an amount such that the asset coverage of its borrowing is less than 300 percent, then, within three days (not including Sundays and holidays) or such longer period as the Commission may prescribe through rules and regulations, such Fund will reduce the amount of its borrowings so that asset coverage is at least 300 percent

     The phrase "shareholder approval," as used in the Prospectus and herein, and the phrase "vote of a majority of the outstanding voting securities," as used herein, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund or the Trust, as the case may be, or (2) 67% or more of the shares of a Fund or the Trust, as the case may be, present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

            INCOME DIVIDENDS, DISTRIBUTIONS AND TAX STATUS

     The tax status of the Funds and the distributions which they may make summarized in the Prospectus under the headings "Distributions" and "Taxes." Each Fund intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify as a RIC and to qualify for the special tax treatment accorded RIC and their shareholders, each Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. government securities, securities of other RIC or other securities limited generally with respect to any one issuer to a value not more than 5% of the value of the total assets of such Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RIC) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related businesses, and (c) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income (if any), and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. To the extent a Fund qualifies for treatment as a RIC, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.

     If a Fund fails to qualify as a RIC accorded special tax treatment in any taxable year, the Fund will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special tax treatment.

     In order to avoid an excise tax imposed on certain underdistributed amounts, a Fund must distribute prior to each calendar year end without regard to the Fund's fiscal year end (i) 98% of the Fund's ordinary income,
(ii) 98% of the Fund's capital gain net income, if any, realized in the one-year period ending on October 31 (or later if the Fund is permitted and so elects), and (iii) 100% of any undistributed income from prior years. A dividend paid to shareholders by a Fund in January of a year is generally deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year.

     Each International Equity Portfolio may be subject to foreign withholding taxes on income and gains derived from foreign investments. Such taxes would reduce the yield on such Funds' investments, but, as discussed in the Prospectus, may in some situations be taken as either a deduction or a credit by U.S. citizens and corporations. Investment by each Fund in certain "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on distributions received from, or on the sale of its investment in, such a company. Such a tax cannot be eliminated by making distributions to Fund shareholders. A Fund may avoid this tax by making an election to mark such securities to the market annually. Alternatively, where it is in a position to do so, a Fund may elect to treat a passive foreign investment company as a "qualified electing fund," in which case different rules will apply, although the Funds generally do not expect to be in the position to make such elections.

     For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. For the period between January 1, 2003 and December 31, 2008, distributions of investment income designated by the fund as derived from "qualified dividend income" are taxed at the rates applicable to long-term capital gain. The dividends-received deduction for corporations will generally be available to corporate shareholders with respect to their receipt of a Fund's dividends from investment income to the extent derived from dividends received by the Fund from domestic corporations, provided the Fund and the shareholder each meet the relevant holding period requirements.

     Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares through the dividend reinvestment plan. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains.

     Long-term capital gain rates have been temporarily reduced--in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets--through December 31, 2008.

     Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

     Certain tax-exempt organizations or entities may not be subject to federal income tax on dividends or distributions from a Fund. Each organization or entity should review its own circumstances and the federal tax treatment of its income.

     Under current law, each Fund is generally required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and proceeds of shares sales, exchanges or redemptions made by any shareholder account for which an incorrect or no taxpayer identification number has been provided or where the Fund is notified that the shareholder has underreported income in the past (or the shareholder fails to certify that he is not subject to such withholding). However, the general back-up withholding rules set forth above will not apply to tax-exempt entities so long as each such entity furnishes a Fund with an appropriate certificate.

     The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding rate reductions will be 31% for amounts paid after December 31, 2010.

     The Internal Revenue Service revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above, effective for payments made after December 31, 2000. In some circumstances, the revised rules increased the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the back-up withholding tax and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisors with respect to the potential application of these regulations.

     To the extent such investments are permissible for a particular Fund, the Fund's transactions in options, futures contracts, hedging transactions, forward contracts, straddles and certain foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

     Certain transactions effectively insulating a Fund from substantially all risk of loss and all opportunity for gain in an appreciated financial position are treated as constructive sales of those positions for federal income tax purposes. Short sales, swap contracts, and forward or futures contracts to sell the appreciated position, or one or more other transactions that have substantially the same effect as those transactions as determined under regulations, are treated as

"constructive sales" for this purpose. A Fund that owns an appreciated financial position that enters into such a transaction generally recognizes gain for tax purposes prior to the generation of cash by such activities, which may require the Fund to sell assets to meet its distribution requirement.

     THE TAX DISCUSSION SET FORTH ABOVE IS A SUMMARY INCLUDED FOR GENERAL INFORMATION PURPOSES ONLY. EACH SHAREHOLDER IS ADVISED TO CONSULT ITS OWN TAX ADVISER WITH RESPECT TO THE SPECIFIC TAX CONSEQUENCES TO IT OF AN INVESTMENT IN ANY OF THE FUNDS, INCLUDING THE EFFECT AND APPLICABILITY OF STATE, LOCAL, FOREIGN, AND OTHER TAX LAWS AND THE POSSIBLE EFFECTS OF CHANGES IN FEDERAL OR OTHER TAX LAWS. THIS DISCUSSION IS NOT INTENDED, AND SHOULD NOT BE
CONSIDERED, TO BE A SUBSTITUTE FOR CAREFUL TAX PLANNING.

                             MANAGEMENT OF THE TRUST

     The Trust's trustees oversee the general conduct of the Funds' business. Certain information concerning the Trustees is set forth below:

   NAME, ADDRESS* AND                                                                 NUMBER OF
     AGE OF TRUSTEE                                                                 PORTFOLIOS IN            OTHER
  TERM OF OFFICE** AND                                                               FUND COMPLEX#         DIRECTORSHIPS
    LENGHTH OF TIME                PRINCIPAL OCCUPATION(S)                           OVERSEEN BY             HELD BY
       SERVED)                    DURING PAST 5 YEARS                                TRUSTEE              TRUSTEE
Kenneth Reid, ##52            Global Chief Investment Officer, AXA                        12                  None
  (13 years)                  Rosenberg Investment Management, LLC,
                              January 1999 to present; General Partner
                              and Director of Research, Rosenberg
                              Institutional Equity Management, June
                              1986 to December 1998
Nils H. Hakansson, +65        Sylvan C. Coleman, Professor of Finance                     12                  None
  (12 years)                  and Accounting, Haas School of Business,
                              University of California, Berkeley, July
                              1969 to present
Dwight M. Jaffee, +59         Professor of Finance and Real Estate,                       12                  None
  (3 years)                   Haas School of Business, University of
                              California, Berkeley, July 1991 to present
William F. Sharpe, +68        STANCO 25 Professor of Finance Emeritus,                    12                  None
  (13 years)                  Stanford University, September 1999 to
                              present; STANCO 25 Professor of Finance, Stanford
                              University, September 1995 to September 1999;
                              Chairman, Financial Engines Incorporated (online
                              investment advice), March 1996 to 2003.

----------
* The mailing address of each of the Trustees is c/o Barr Rosenberg Series Trust, 3435 Stelzer Road, Columbus, OH 43219.

**   There is no stated term of office for the Trustees of the Trust.

#    The Fund Complex consists of the Funds and one series of the Barr
Rosenberg Variable Insurance Trust.

##   Dr. Reid is an "interested person", as defined in the 1940 Act, due to his position as Global Chief Investment Officer of AXA Rosenberg Investment Management, LLC, the investment adviser to the Funds.

+    Member of the Audit Committee.

     The Trust has a standing Audit Committee. The members of the Audit Committee are identified above. The function of the Audit Committee is to assist the Trustees in their oversight of the Trust's financial reporting process. The Audit Committee met once during the Fund's most recently completed fiscal year.

     The aggregate dollar range of securities in the Fund Complex owned by each Trustee is set forth below.

     The aggregate dollar range of securities in the Fund Complex owned by each Trustee is set forth below. [to be updated.]

                              AGGREGATE DOLLAR RANGE OF EQUITY
                              SECURITIES IN THE FUND COMPLEX AS OF
NAME OF TRUSTEE               DECEMBER 31, 2002 [to be updated]
------------------------------------------------------------------
Kenneth Reid                  Over 100,000

Nils H. Hakannson             $10,001 - $50,000

Dwight M. Jaffee              Over $100,000

William F. Sharpe             $10,001 - $50,000

Certain information concerning the Trust's officers is set forth below. [to be updated]

       NAME AND ADDRESS*                                             PRINCIPAL OCCUPATION DURING PAST 5
            (AGE)                    POSITION WITH THE TRUST                       YEARS
-------------------------------    -----------------------------    -----------------------------------------
Sara Donaldson (43)                Vice President/Compliance        U.S. Compliance Director, AXA
                                   Officer                          Rosenberg Global Services LLC, January
                                                                    2003 to present; Global Services
                                                                    Coordinator and Paralegal, AXA
                                                                    Rosenberg Global Services LLC, January
                                                                    1999 to January 2003; Paralegal, Barr
                                                                    Rosenberg Investment Management,
                                                                    September 1997 to December 1998;
                                                                    Director of Marketing, MIG Realty
                                                                    Advisors, January 1996 to September
                                                                    1997; Vice President, Liquidity
                                                                    Financial Advisors, May 1985 to January
                                                                    1996.

Richard L. Saalfeld (59)           Vice President                   President and Chief Executive Officer,
                                                                    AXA Rosenberg Mutual Funds, a division
                                                                    of AXA Rosenberg Investment Management
                                                                    LLC, January 1999 to present; President
                                                                    and Chief Executive Officer of mutual
                                                                    fund unit of Rosenberg Institutional
                                                                    Equity Management, June 1996 to
                                                                    December 1998; Consultant to Rosenberg
                                                                    Institutional Equity Management,
                                                                    September 1995 to May 1996; Chairman
                                                                    and Chief Executive Officer of CoreLink
                                                                    Resources, Inc. (mutual

       NAME AND ADDRESS*                                             PRINCIPAL OCCUPATION DURING PAST 5
            (AGE)                    POSITION WITH THE TRUST                       YEARS
-------------------------------    -----------------------------    -----------------------------------------
                                                                    fund marketing organization), Concord,
                                                                    California, April 1993 to 1995; Consultant,
                                                                    December 1992 to March 1993.

Elizabeth Lawrence (39)            Vice President                   Senor Vice President, BISYS Fund
                                                                    Services, 2001 to present; Vice
                                                                    President and Senior Manager, Client
                                                                    Services and Operations, PFPC, Inc.,
                                                                    1999 to 2001; Director of Client
                                                                    Services, PFPC, Inc., 1997 to 1999.

Edward H. Lyman (59)               President                        President, AXA Rosenberg Group LLC, May
                                                                    2002 to present; Chief Operating
                                                                    Officer, AXA Rosenberg Group LLC,
                                                                    January 1999 to April 2002; Chief
                                                                    Executive Officer, AXA Rosenberg Global
                                                                    Services LLC, January 1999 to April
                                                                    2002; Executive Vice President, Barr
                                                                    Rosenberg Investment Management, Inc.
                                                                    and General Counsel to the Rosenberg
                                                                    Group of companies, 1990 to present.

Thomas Mead (55)                   Vice President                   Global Research Director, Barr
                                                                    Rosenberg Research Center LLC, May 2002
                                                                    to present; Deputy Director, Barr
                                                                    Rosenberg Research Center LLC, January
                                                                    1999 to April 2002; Director, Strategy
                                                                    Implementation, Rosenberg Institutional
                                                                    Equity Management, January 1994 to
                                                                    December 1998.

Heidi Khashabi Ridley (34)         Vice President                   Managing Director, AXA Rosenberg Group
                                                                    LLC, January 2003 to present; Senior
                                                                    Vice President, Wells Fargo Funds
                                                                    Management Group LLC, April 2001 to
                                                                    January 2003; Managing Director &
                                                                    Principal, Montgomery Asset Management
                                                                    LLC, May 1992 to April 2001.

Troy Sheets (31)                   Chief Financial Officer          Vice President of Financial Services,
                                                                    BISYS Fund Services, 2002 to present;
                                                                    Senior Manager, KPMG LLP, 1993 to 2002.

       NAME AND ADDRESS*                                             PRINCIPAL OCCUPATION DURING PAST 5
            (AGE)                    POSITION WITH THE TRUST                       YEARS
-------------------------------    -----------------------------    -----------------------------------------
Ryan Louvar (31)                   Clerk                            Counsel of Legal Services, BISYS Fund
                                                                    Services, 2000 to present; Attorney,
                                                                    Hill, Farrer & Burrill LLP, 1999 to
                                                                    2000; Attorney, Knapp Petersen &
                                                                    Clarke, PC, 1997 to 1999.

Alaina V. Metz (36)                Assistant Clerk                  Chief Administrative Officer, BISYS
                                                                    Fund Services, 1995 to present.

* The mailing address of each of the officers is c/o Barr Rosenberg Series Trust, 3435 Stelzer Road, Columbus, OH 43219.

     The principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.

     TRUSTEE COMPENSATION. The Trust pays the Trustees other than those who are interested persons of the Trust or Adviser an annual fee of $____ plus an additional fee for each meeting attended. The Trust does not pay any pension or retirement benefits for its Trustees. The Trust does not pay any compensation to officers or Trustees of the Trust other than those Trustees who are not interested persons of the Trust or Adviser. The following table sets forth information concerning the total compensation accrued and payable to each of the Trustees of the Trust or Adviser in the fiscal year ended March 31, 2003: [to be updated]

                                                      PENSION OR
                                                      RETIREMENT
                                      AGGREGATE         BENEFITS       ESTIMATED        TOTAL COMPENSATION
                                    COMPENSATION       ACCRUED AS       ANNUAL         FROM REGISTRATION AND
                                       FROM          PART OF FUND    BENEFITS UPON     FUND COMPLEX* PAID
   NAME OF PERSON, POSITION          REGISTRANT        EXPENSES        RETIREMENT         TO DIRECTORS
-------------------------------    --------------    ------------    -------------     ---------------------
Nils H. Hakanson, Trustee                **                0               0
William F. Sharpe, Trustee               **                0               0
Dwight M. Jaffee, Trustee                **                0               0
Kenneth Reid, Trustee                    0                 0               0

* As of March 31, 2003, the Fund Complex consisted of twelve funds, eleven of which are series of the Barr Rosenberg Series Trust: the AXA Rosenberg Enhanced 500 Fund, the AXA Rosenberg European Fund, the AXA Rosenberg Global Long/Short Equity Fund, the AXA Rosenberg International Equity Fund, the AXA Rosenberg International Small Capitalization Fund, the AXA Rosenberg U.S. Discovery Fund, the AXA Rosenberg U.S. Large Capitalization Fund, the AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, the AXA Rosenberg U.S. Long/Short Equity Fund, the AXA Rosenberg U.S. Small Capitalization Fund, the AXA Rosenberg Value Long/Short Equity Fund and one of which is a series of the Barr Rosenberg Variable Insurance
     Trust: the AXA Rosenberg VIT Value Long/Short Equity Fund.

** Reflects fees accrued for the fiscal year regardless of the actual payment date.

     Messrs. Reid, and Lyman, and Mss. Donaldson and Khashabi Ridley, each being an employee of the Adviser or its affiliates, will each benefit from the management fees paid by the Trust to us, but receive no direct compensation from the Trust.

                     INVESTMENT ADVISORY AND OTHER SERVICES

     INVESTMENT ADVISORY CONTRACTS. As disclosed in the Prospectus under the heading "Management of the Trust," under management contracts (each a "Management Contract") between the Trust, on behalf of each Fund, and AXA Rosenberg Investment Management LLC (the "Adviser"), subject to the supervision of the Trustees of the Trust and such policies as the Trustees may determine, the Adviser will furnish continuously an investment program for each Fund and will make investment decisions on behalf of each Fund and place all orders for the purchase and sale of portfolio securities. Subject to the supervision of the Trustees, the Adviser furnishes office space and equipment, provides certain bookkeeping and clerical services and pays all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with us.

     Each of the Funds has agreed to pay the Adviser a monthly management fee at the annual percentage rate of the relevant Fund's average daily net assets set forth in the Prospectus. The Adviser has agreed with the Trust that it will waive some or all of its management fees under the Management Contracts and, if necessary, will bear certain expenses of each Fund until 3/31/04 (unless the expense limitation agreement (the "Fee Limitation Agreement") from the Advisor to the Trust is extended, modified or terminated by mutual agreement of the Trust and the Adviser) so that each Fund's total annual operating expenses (exclusive of nonrecurring account fees, extraordinary expenses, dividends and interest on securities sold short, service fees, subtransfer agency and subaccounting fees and distribution and shareholder service fees) applicable to each class will not exceed the current limit (as stated in the Fee Limitation Agreement). In addition, the Adviser's compensation under each Management Contract is subject to reduction to the extent that in any year the expenses of a Fund (including investment advisory fees but excluding taxes, portfolio brokerage commissions and any distribution and shareholder service expenses paid by a class of shares of a Fund pursuant to a distribution and shareholder service plan or otherwise) exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the Fund are qualified for offer and sale.

     Each Management Contract provides that the Adviser shall not be subject to any liability to the Trust or to any shareholder of the Trust in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties thereunder.

     Each Management Contract will continue in effect for a period no more than one year from the date of its execution, and renewals thereof must be approved by (i) vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Adviser or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the relevant Fund. Each Management Contract automatically terminates on assignment and is terminable on not more than 60 days' notice by the Trust to the Adviser or by the Adviser to the Trust.

     In approving (or reapproving, as the case may be), the Management Contracts, the Trustees considered all information they deemed reasonably necessary to evaluate the terms of thereof. The principal areas of review by the Trustees were the nature and quality of the services provided by the Adviser and the reasonableness of the fees to be charged for those services. These matters were considered by the disinterested Trustees meeting separately from the full Board of Trustees with experienced counsel that is independent of the Adviser. The Trustees' evaluation of the quality of the Adviser's services took into account the scope and quality of the Adviser's in-house analytical capabilities, other resources dedicated to performing its services and the quality of its administrative and other services.

     In reviewing the fees payable under each Management Contract, the Trustees compared the fees of each Fund to those of competitive funds and other funds with similar investment objectives. The Trustees also considered an expense limitation agreement between the Trust on behalf of each Fund and the Adviser that set expense caps on overall Fund expenses and provided for waiver of fees by the Adviser or reimbursement of expenses if needed to meet such caps. For these purposes, the Trustees took into account not only the fees payable by each Fund, but also so-called "fallout benefits" to the Adviser. In evaluating each Fund's advisory fees, the Trustees also took into account the demands and complexity of the investment management of each Fund, including, in the case of each of the Trust's Long/Short Funds, that the Adviser is effectively required to construct two portfolios -- a long and a short portfolio.

     The Trustees also considered the business reputation of the Adviser and its financial resources. The Trustees evaluated the procedures and systems of the Adviser that are designed to fulfill the Adviser's fiduciary duty to each Fund with respect to possible conflicts of interest, including the Adviser's code of ethics (regulating the personal trading of its officers and employees) and the allocation of trades among its various investment advisory clients. The Trustees also considered information concerning the proposed policies and procedures of the Adviser with respect to the execution of portfolio transactions.

     No single factor was considered in isolation or to be determinative to the decision of the Trustees to approve (or reapprove) the Management Contracts. Rather, the Trustees concluded in light of a weighing and balancing of all factors considered that it was in the best interests of each Fund to approve (or reapprove) each respective Management Contract, including the fees to be charged for services thereunder.

     The Adviser is wholly owned by AXA Rosenberg Group LLC. AXA Rosenberg Group LLC is contractually controlled jointly by AXA IM Rose Inc., Barr Rosenberg, Kenneth Reid and Rosenberg Alpha L.P. AXA IM Rose Inc. is wholly owned by AXA IM Holdings U.S. Inc. AXA IM Holdings U.S. Inc. is wholly owned by AXA Investment Managers S.A., a French societe anonyme, which, in turn, is owned, collectively, by AXA Assurances IARD, S.A., a French societe anonyme, and AXA UAP, a French holding company. AXA Assurances IAED, S.A. is owned, collectively, by AXA France Assurance, a French insurance holding company, and UAP Incendie Accidents, a French casualty and insurance company, each of which, in turn, is wholly owned by AXA UAP. Finaxa, a French holding company, beneficially owns more than 25% of the voting securities ("Controls") of AXA UAP. Mutuelles AXA, a group of four French mutual insurance companies, one of which Controls Finaxa, acting as a group, Controls both AXA UAP and Finaxa. Rosenberg Alpha L.P. is controlled by Barr Rosenberg as the Managing General Partner. Each of these entities may be deemed a controlling person of the Adviser.

     As discussed in this Statement of Additional Information under the heading "Management of the Trust," Kenneth Reid is a Trustee of the Trust and Global Chief Investment Officer of the Adviser. Dr. Reid, Barr M. Rosenberg and
Marlis S. Fritz, the former general partners of Rosenberg Institutional Equity Management, may be deemed to be controlling persons of the Adviser as a result of their interests in AXA Rosenberg Group LLC, the parent of the Adviser.
     [All tables to be updated]
     Since its inception on June 7, 2000, the AXA Rosenberg Enhanced 500 Fund has paid to the Adviser as management fees, and the Adviser has waived, the following amounts:

TIME PERIOD                   MANAGEMENT FEE    AMOUNT WAIVED
6/7/00 - 3/31/01                $   18,828      $   18,828
4/1/01 - 3/31/02                $   20,414      $   20,414
4/1/02 - 3/31/03                [        ]      [        ]

     Since its inception on July 23, 2001, the AXA Rosenberg European Fund has paid to the Adviser as management fees, and the Adviser has waived, the following amounts:

TIME PERIOD                   MANAGEMENT FEE    AMOUNT WAIVED
7/23/01 - 3/31/02               $   36,546      36,546
4/1/02 - 3/31/03                [        ]      [    ]

     Since its inception on September 29, 2000, the AXA Rosenberg Global Long/Short Equity Fund has paid to the Adviser as management fees, and the Adviser has waived, the following amounts:

TIME PERIOD                   MANAGEMENT FEE    AMOUNT WAIVED
9/29/00 - 3/31/01               $  133,696      $   79,210
4/1/01 - 3/31/02                $  175,664      $  161,003
4/1/02 - 3/31/03                [        ]      [        ]

     Since its inception on June 7, 2000, the AXA Rosenberg International Equity Fund has paid to the Adviser as management fees, and the Adviser has waived, the following amounts:

TIME PERIOD                   MANAGEMENT FEE    AMOUNT WAIVED
6/7/00 - 3/31/01                $   63,155      $   63,155
4/1/01 - 3/31/02                $   71,260      $   71,260
4/1/02 - 3/31/03                [        ]      [        ]

     During the last three fiscal years, the AXA Rosenberg International Small Capitalization Fund has paid to the Adviser as management fees, and the Adviser has waived, the following amounts:

TIME PERIOD                   MANAGEMENT FEE    AMOUNT WAIVED
4/1/00 -- 3/31/01               $  466,451      $  175,323
4/1/01 -- 3/31/02               $  388,301      $  273,849
4/1/02 - 3/31/03                [        ]      [        ]

     Since its inception on September 4, 2001, the AXA Rosenberg U.S. Discovery Fund has paid to the Adviser as management fees, and the Adviser has waived, the following amounts:

TIME PERIOD                   MANAGEMENT FEE    AMOUNT WAIVED
9/4/01 - 3/31/02                $   13,702      $   13,702
4/1/02 - 3/31/03                [        ]      [        ]

     Since its inception on ______, the AXA Rosenberg U.S. Large
Capitalization Fund has paid to the Adviser as management fees, and the Adviser has waived the following amounts:

     During the last three fiscal years, the AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund has paid to the Adviser as management fees, and the Adviser has waived, the following amounts:

TIME PERIOD                   MANAGEMENT FEE    AMOUNT WAIVED
4/1/00 -- 3/31/01               $  169,205      $   69,920
4/1/01 -- 3/31/02               $  118,943      $   88,373
4/1/02 - 3/31/03                [        ]      [        ]

     During the last three fiscal years, the AXA Rosenberg U.S. Small Capitalization Fund has paid to the Adviser as management fees, and the Adviser has waived, the following amounts:

TIME PERIOD[TO BE UPDATED]    MANAGEMENT FEE    AMOUNT WAIVED
4/1/00 -- 3/31/01               $ 4,139,900     $ 195,127
4/1/01 -- 3/31/02               $ 4,499,288     $ 434,809
4/1/02 -- 3/31/03               [         ]     [       ]

     During the last three fiscal years, the AXA Rosenberg Value Long/Short Equity Fund has paid to the Adviser as management fees, and the Adviser has waived, the following amounts

TIME PERIOD                   MANAGEMENT FEE    AMOUNT WAIVED
4/1/00 -- 3/31/01               $ 1,079,758     $ 179,348
4/1/01 -- 3/31/02               $ 1,047,980     $ 178,679
4/1/02 - 3/31/03                [         ]     [       ]

     The AXA Rosenberg U.S. Long/Short Equity Fund was not operational as of 3/31/03.

     ADMINISTRATIVE SERVICES. The Trust has entered into a Fund Administration Agreement with BISYS Fund Services Ohio, Inc. (in such capacity, the "Administrator") pursuant to which the Administrator provides certain management and administrative services necessary for the Funds' operations including: (i) regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions, and preparation of proxy statements and shareholder reports for the Funds; (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Funds' officers and Board of Trustees; and (iii) furnishing office space and certain facilities required for conducting the business of the Funds. For these services, the Administrator is entitled to receive a fee, payable monthly, based on the average daily net assets of the Trust. The Administration fees will be calculated as follows:

AVERAGE DAILY NET ASSETS                 FEE
--------------------------------------   --------------------------------------
$0-$25 million                           No fees charged by the Administrator

$25-$500 million                         0.09% on the assets over $25 million

$500 million-$1 billion                  0.07% on the assets over $500 million

Above $1 billion                         0.04% on the assets over $1 billion

     The Trust's principal underwriter is an affiliate of the Administrator. For the periods indicated, the Administrator was entitled to receive, and waived, the following amounts: [to be updated]


                                                                      ENTITLED TO
FUND                                    TIME PERIOD                     RECEIVE        WAIVED
----                                    -----------                  -------------    ---------
AXA Rosenberg Enhanced                  4/1/02 to 3/31/03
  500 Fund                              4/1/01 to 3/31/02             $    6,084      $   6,084
                                        6/7/00 (inception date) to
                                        3/31/01                       $    5,596      $   5,596

AXA Rosenberg European                  4/1/02 to 3/31/03
  Fund                                  7/23/01 (inception date) to
                                        3/31/02                       $    7,128      $   7,128

AXA Rosenberg Global                    4/1/02 to 3/31/03
  Long/Short Equity Fund                4/1/01 to 3/31/02             $   17,533      $  17,533
                                        9/29/00 (inception date) to
                                        3/31/01                       $   13,113      $  13,113

AXA Rosenberg                           4/1/02 to 3/31/03
  International Equity Fund             4/1/01 to 3/31/02             $   12,526      $  12,526
                                        6/7/00 (inception date) to
                                        3/31/01                       $   11,032      $  11,032

AXA Rosenberg                           4/1/02 to 3/31/03
  International Small                   4/1/01 to 3/31/02             $   58,079      $  21,569
  Capitalization Fund                   4/1/00 to 3/31/01             $   70,360      $  25,703

AXA Rosenberg Long/Short Equity Fund    4/1/02 to 3/31/03
                                        4/1/01 to 3/31/02             $  104,051      $  38,675
                                        4/1/00 to 3/31/01             $   99,986      $  36,139

AXA Rosenberg U.S. Discovery Fund       4/1/02 to 3/31/03
                                        9/4/01 (inception date) to
                                        3/31/02                       $    2,253      $   2,253

AXA Rosenberg U.S. Large                ___(inception date)
Capitalization Fund                     to 3/31/03

AXA Rosenberg U.S. Large/Mid            4/1/02 to 3/31/03
  Capitalization Long/Short             4/1/01 to 3/31/02             $   17,770      $  17,770
  Equity Fund                           4/1/00 to 3/31/01             $   25,835      $  21,655

AXA Rosenberg U.S. Small                4/1/02 to 3/31/03
  Capitalization Fund                   4/1/01 to 3/31/02             $  743,306      $ 276,515
                                        4/1/00 to 3/31/01             $  691,678      $ 253,521

     The AXA Rosenberg U.S. Long/Short Equity Fund was not operational as of 3/31/03.

     The Trust has also entered into a Fund Accounting Agreement with BISYS Fund Services Ohio, Inc. (in such capacity, the "Fund Accountant") pursuant to which the Fund Accountant provides certain accounting services necessary for the Funds' operations. For these services, the Fund Accountant is entitled to receive an annual fee of $30,000 for each of the AXA Rosenberg U.S. Small Capitalization Fund and AXA Rosenberg International Small Capitalization Fund, and $40,000, plus an additional fee of $12,500 for each class, in excess of two classes added prior to 6/30/03, and $10,000 for each class in excess of two classes added after 6/30/03, for each of the AXA Rosenberg Enhanced 500 Fund, AXA Rosenberg European Fund, AXA Rosenberg Global Long/Short Equity Fund, AXA Rosenberg International Equity Fund, AXA Rosenberg U.S. Discovery Fund, AXA Rosenberg U.S. Large Capitalization Fund, AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, AXA Rosenberg U.S. Long/Short Equity Fund and the AXA Rosenberg Value Long/Short Equity Fund. For the periods indicated, the Funds paid, and the Fund Accountant waived, the following amounts in fund accounting fees: [to be updated]

                                                                                                  AMOUNT
              FUND                                    TIME PERIOD              AMOUNT PAID       WAIVED
              ----                                    -----------              -----------       ------
AXA Rosenberg Enhanced 500 Fund
                                               4/1/02 to 3/31/03               $                 $
                                               4/1/01 to 3/31/02               $       70,722    $       0
                                               6/7/00 (inception date) to
                                               3/31/01                         $       46,230    $       0

AXA Rosenberg European Fund
                                               4/1/02 to 3/31/03               $                 $
                                               7/23/01 (inception date) to
                                               3/31/02                         $       53,479    $       0

AXA Rosenberg Global Long/Short Equity Fund
                                               4/1/02 to 3/31/03               $                 $
                                               4/1/01 to 3/31/02               $       94,836    $       0
                                               9/29/00 (inception date) to
                                               3/31/01                         $       32,956    $       0

AXA Rosenberg International Equity Fund
                                               4/1/02 to 3/31/03               $                 $

                                               4/1/01 to 3/31/02               $       88,964    $       0
                                               6/7/00 (inception date) to
                                               3/31/01                         $       58,213    $       0

AXA Rosenberg U.S. Discovery Fund
                                               4/1/02 to 3/31/03               $                 $
                                               9/4/01 (inception date) to
                                               3/31/02                         $       41,788    $       0

AXA Rosenberg U.S. Large                       ____ (inception date)
Capitalization Fund                            to 3/31/03

AXA Rosenberg
  U.S. Large/Mid Capitalization
  Long/Short Equity Fund                       4/1/02 to 3/31/03               $                 $
                                               4/1/01 to 3/31/02               $       65,868    $       0
                                               4/1/00 to 3/31/01               $       58,255    $       0

AXA Rosenberg Value Long/Short Equity Fund
                                               4/1/02 to 3/31/03               $                 $
                                               4/1/01 to 3/31/02               $       92,860    $       0
                                               4/1/00 to 3/31/01               $       79,849    $       0

     The AXA Rosenberg U.S. Long/Short Equity Fund was not operational as of 3/31/03.

     DISTRIBUTOR AND DISTRIBUTION AND SHAREHOLDER SERVICE PLAN. As stated in the Prospectus under the heading "Management of the Trust -- Distributor," Institutional Shares, Investor Shares, Class A Shares, Class B Shares and, if offered, Class C Shares of each Fund other than the AXA Rosenberg U.S. Small Capitalization Fund, and Adviser Shares of the AXA Rosenberg U.S. Small Capitalization Fund, are sold on a continuous basis by the Trust's distributor, Barr Rosenberg Funds Distributor, Inc. (the "Distributor"). Under the Distributor's Contract between the Trust and the Distributor (the "Distributor's Contract"), the Distributor is not obligated to sell any specific amount of shares of the Trust and will purchase shares for resale only against orders for shares.

     Pursuant to the Distribution and Shareholder Service Plans described in the Prospectus (each a "Plan"), in connection with the distribution of Investor Shares, Class A Shares, Class B Shares and Class C Shares of the Trust and/or in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services to holders of such shares, the Distributor receives certain distribution and shareholder service fees from the Trust. The Distributor may pay all or a portion of the distribution and shareholder service fees it receives from the Trust to participating and introducing brokers. The Funds pay no fees in connection with the distribution of Institutional Shares and Adviser Shares.

     For the periods indicated, the Funds incurred distribution and shareholder service expenses and the Distributor paid broker-dealers and other selling and/or servicing institutions as follows: [to be updated]

                                                                                             PAID OUT BY
                                                                                             DISTRIBUTOR
                                                DISTRIBUTION       AMOUNT                        AS
                                 TIME             EXPENSES       RETAINED BY     AMOUNT      DESCRIBED
           FUND                 PERIOD            INCURRED       DISTRIBUTOR     WAIVED        ABOVE
                              4/1/02 to
                              3/31/03


                                       25

AXA Rosenberg International   4/1/01 to
  Small Capitalization Fund   3/31/02          $      219,215   $      11,614   $       0   $     207,601
                              4/1/00 to
                              3/31/01          $       77,423   $      38,317   $       -   $      39,106

                              4/1/02 to
                              3/31/03
AXA Rosenberg Enhanced 500    4/1/01 to
  Fund                        3/31/02          $            8   $           4   $       0   $           4
                              6/7/00
                              (inception
                              date) to
                              3/31/01

                              4/1/02 to
                              3/31/03
AXA Rosenberg European Fund   7/23/01
                              (inception
                              date) to
                              3/31/02          $            7   $           4   $       0   $           3

AXA Rosenberg Global          4/1/01 to
  Long/Short Equity Fund      3/31/02          $           22   $          13   $       0   $           9
                              9/29/00
                              (inception
                              date) to
                              3/31/01          $            -   $           -   $       -   $           -

                              4/1/02 to
                              3/31/03
AXA Rosenberg International   4/1/01 to
  Equity Fund                 3/31/02          $           64   $          52   $       0   $          12
                              6/7/00
                              (inception
                              date) to
                              3/31/01          $            7   $           5   $       0   $           2

                              4/1/02 to
                              3/31/03
AXA Rosenberg U.S.            9/4/01
  Discovery Fund              (inception
                              date) to
                              3/31/02          $          295   $         145   $       0   $         150

                              4/1/02 to
                              3/31/03

AXA Rosenberg U.S. Large      ___ (inception
Capitalization Fund           date) to 3/31/03

AXA Rosenberg U.S.            4/1/01 to
  Large/Mid Capitalization    3/31/02          $          332   $         103   $       0   $         229
  Long/Short Equity           4/1/00 to
  Fund                        3/31/01          $          443   $          36   $       -   $         407

                              4/1/02 to
                              3/31/03
AXA Rosenberg Value           4/1/01 to
  Long/Short Equity Fund      3/31/02          $       12,782   $       2,883   $       0   $       9,899
                              4/1/00 to
                              3/31/01          $        9,685   $       1,574   $       -   $       8,111

     The AXA Rosenberg U.S. Long/Short Equity Fund was not operational as of 3/31/03.

     The following table sets forth the amounts paid by the Funds for each principal type of distribution-related activity during the fiscal year ended March 31, 2003 [to be updated]

                                       AXA                        AXA                          AXA
                                       ROSENBERG                  ROSENBERG        AXA         ROSENBERG
               AXA         AXA         GLOBAL       AXA           INTERNATIONAL    ROSENBERG   U.S.
               ROSENBERG   ROSENBERG   LONG/SHORT   ROSENBERG     SMALL            U.S.        LARGE
               ENHANCED    EUROPEAN    EQUITY       INTERNATION   CAPITALIZATION   DISCOVERY   CAPITALIZATION
ACTIVITY       500 FUND    FUND        FUND         EQUITY FUND   FUND             FUND        FUND
------------------------------------------------------------------------------------------------------------------------------------
Advertising
 Printing and
 Mailing of
 Prospectuses
 to Other Than
 Current
 Shareholders

Compensation
 to
 Underwriters

Compensation
 to Broker-
 Dealers

Compensation
 to Sales
 Personnel

Interest,
 Carrying or
 Other
 Financing
 Charges

Other



                      AXA
                      ROSENBERG
                      U.S.              AXA                AXA
                      LARGE/MID         ROSENBERG          ROSENBERG
                      CAPITALIZATION    U.S. SMALL         VALUE
                      LONG/SHORT        CAPITALIZATION     LONG/SHORT
ACTIVITY              EQUITY FUND       FUND               EQUITY FUND
----------------------------------------------------------------------
Advertising
 Printing and
 Mailing of
 Prospectuses
 to Other Than
 Current
 Shareholders

Compensation
 to
 Underwriters

Compensation
 to Broker-
 Dealers

Compensation
 to Sales
 Personnel

Interest,
 Carrying or
 Other
 Financing
 Charges

Other


     The AXA Rosenberg U.S. Long/Short Equity Fund was not operational as of 3/31/03.

     The Plan may be terminated with respect to Investor Shares, Class A Shares, Class B Shares or Class C Shares by a vote of the majority of the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or the Distributor's Contract (the "Independent Trustees"), or by a vote of a majority of the outstanding voting securities of the relevant class. Any change in the Plan that would materially increase the cost to Investor Shares, Class A Shares, Class B Shares or Class C Shares requires approval by holders of the relevant class of shares. The Trustees of the Trust review a quarterly written report of such costs and the purposes for which such costs have been incurred. Except as described above, the Plans may be amended by vote of the Trustees of the Trust, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose. For so long as the plans are in effect, selection and nomination of those Trustees of the Trust who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons.

     The Distributor's Contract may be terminated with respect to any Fund or Investor Shares, Class A Shares, Class B Shares or Class C Shares thereof at anytime by not more than 60 days' nor less than 30 days' written notice without payment of any penalty either by the Distributor or by such Fund or class and will terminate automatically, without the payment of any penalty, in the event of its assignment. However, the Trust may agree, with respect to its Class B Shares, to continue to make payments pursuant to the Distributor's Contract so long as there is not a "Complete Termination." For these purposes, a Complete Termination shall mean a termination of distribution plans relating to Class B Shares or any similar (i.e., a "spread load" class) of shares.

     The Plans and the Distributor's Contract will continue in effect with respect to each class of shares to which they relate for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of a majority of the entire Board of Trustees (or by vote of a majority of the outstanding shares of a class, in the case of the Distributor's Contract) cast in person at a meeting called for that purpose.

     If any Plan or the Distributor's Contract is terminated (or not renewed with respect to one or more classes), it may continue in effect with respect to any class of any Fund as to which it has not been terminated (or has not been renewed).

     The Trustees of the Trust believe that the Plan will provide benefits to the Trust. The Trustees believe that each Plan will result in greater sales and/or fewer redemptions of Investor Shares, Class A Shares, Class B Shares or Class C Shares, as applicable, although it is impossible to know for certain the level of sales and redemptions of Investor Shares, Class A Shares, Class B Shares or Class C Shares that would occur in the absence of the respective Plan or under alternative distribution schemes. The Trustees believe that the effect on sales and/or redemptions benefits the Trust by reducing Fund expense ratios and/or by affording greater flexibility to the Trust.

     The Plans are of the type known as a "compensation" plan. This means that, although the Trustees of the Trust are expected to take into account the expenses of the Distributor in their periodic review of the Plans, the fees are payable to compensate the Distributor for services rendered even if the amount paid exceeds the Distributor's expenses. Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

     CUSTODIAL ARRANGEMENTS. Custodial Trust Company, Princeton, NJ 08540, for the AXA Rosenberg Enhanced 500 Fund, the AXA Rosenberg Global Long/Short Equity Fund, the AXA Rosenberg U.S. Large/Mid Capitalization Long/Short
Equity Fund, the AXA Rosenberg U.S. Long/Short Equity Fund and the AXA Rosenberg Value Long/Short Equity Fund and State Street Bank and Trust Company, Boston, Massachusetts 02102, for the AXA Rosenberg European Fund, the AXA Rosenberg International Equity Fund, the AXA Rosenberg International Small Capitalization Fund, the AXA Rosenberg U.S. Discovery Fund, the AXA Rosenberg U.S. Large Capitalization Fund and the AXA Rosenberg U.S. Small Capitalization Fund are the Trust's custodians (each a "Custodian" and, collectively, the "Custodians"). As such, each Custodian holds in safekeeping certificated securities and cash belonging to the Trust and, in such capacity, is the registered owner of securities in book-entry form belonging to each relevant Fund. Upon instruction, each Custodian receives and delivers cash and securities of the relevant Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities.

     INDEPENDENT ACCOUNTANTS. The Trust's independent accountant is PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP conducts an annual audit of the Trust's financial statements, assists in the preparation of the Trust's federal and state income tax returns and the Trust's filings with the Securities and Exchange Commission, and consults with the Trust as to matters of accounting and federal and state income taxation.

     CODES OF ETHICS. Each of the Trust (on behalf of each Fund), the Adviser and the Distributor (as the Funds' principal underwriter) has adopted a code of ethics (each a "Code") under Rule 17j-1 of the 1940 Act. The Trust's Code permits personnel subject thereto to invest in securities, but not in securities that the Fund may purchase or hold. The Adviser's Code permits personnel subject thereto to invest in securities, subject to prior approval. The Distributor's Code permits personnel subject thereto to invest in securities, including securities that the Fund may purchase or hold, so long as the investment does not lead to an actual or potential conflict of interest.

                             PORTFOLIO TRANSACTIONS

     INVESTMENT DECISIONS. The purchase and sale of portfolio securities for the Funds and for the other investment advisory clients of the Adviser are made by the Adviser with a view to achieving each client's investment objective. For example, a particular security may be purchased or sold on behalf of certain clients of the Adviser even though it could also have been purchased or sold for other clients at the same time.

     Likewise, a particular security may be purchased on behalf of one or more clients when the Adviser is selling the same security on behalf of one or more other clients. In some instances, therefore, the Adviser, acting for one client may sell a particular security to another client indirectly. It also happens that two or more clients may simultaneously buy or sell the same security, in which event purchases or sales are effected PRO RATA on the basis of cash available or another equitable basis so as to avoid any one account being preferred over any other account.

     BROKERAGE AND RESEARCH SERVICES. Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different brokers. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid for such securities usually includes an undisclosed dealer commission or mark up. In placing orders for the portfolio transactions of a Fund, the Adviser will seek the best price and execution available, except to the extent it may be permitted to pay higher brokerage commissions in connection with the provision of brokerage and research services as described below. The determination of what may constitute best price and execution by a broker-dealer in effecting a securities transaction involves a number of considerations, including, without limitation, the overall net economic result to the Fund (involving price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. The selection of brokers will involve judgments based on factors such as these, and therefore transactions will not necessarily always be effected through the broker that earns the lowest commission.

     Over-the-counter transactions often involve dealers acting for their own account. It is the Adviser's policy to place over-the-counter market orders for a Fund with primary market makers unless better prices or executions are available elsewhere.

     Investment dealers and other financial intermediaries provide varying arrangements for their clients to purchase and redeem Fund shares. Some may establish higher minimum investment requirements than the Trust requires. Firms may arrange with their clients for other investment or administrative services and may independently establish and charge transaction fees and/or other additional amounts to their clients for such services, which charges would reduce clients' returns. Firms also may hold Fund shares in nominee or street name as agent for and on behalf of their customers. In such instances the Trust's transfer agent will have no information with respect to or control over accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their broker. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in programs allowing them access to their clients' accounts for servicing, including, without limitation, transfers of registration and dividend payee changes, and may perform functions such as generation of confirmation statements and disbursements of cash dividends. This Statement of Additional Informational and the Prospectus should be read in conjunction with such firms' material regarding their fees and services.

     Although the Adviser does not consider the receipt of research services as a factor in selecting brokers to effect portfolio transactions for a Fund, the Adviser will receive such services from brokers who are expected to handle a substantial amount of a Fund's portfolio transactions. Research services may include a wide variety of analyses, reviews and reports on such matters as economic and political developments, industries, companies, securities and portfolio strategy. The Adviser uses such research in servicing other clients as well as the Trust, and the Adviser may not use any particular research service to benefit all of its clients, including the Trust.

     As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, and subject to such policies as the Trustees of the Trust may determine, we may pay an unaffiliated broker or dealer that provides "brokerage and research services" (as defined in such section) to the Adviser an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. In accordance with Section 28(e), however, the Adviser will not pay such a higher commission to a broker in connection with the provision of "brokerage and research services" unless it has been determined that the commission is reasonable in relation to the value of the services provided, viewed in terms of either the particular transaction in question or the Adviser's overall responsibilities to its clients, including the Trust.

     For the period indicated, the Funds paid brokerage commissions as follows:
[to be updated]

                                        4/1/00 -- 3/31/01   4/1/01 -- 3/31/02    4/1/02 -- 3/31/03
AXA Rosenberg Enhanced 500 Fund           $       6,264      $     6,297.49

AXA Rosenberg European Fund                                  $    14,099.32

AXA Rosenberg Global Long/Short
  Equity Fund                             $     116,018      $   116,189.83

AXA Rosenberg International Equity
  Fund                                    $      23,551      $    16,021.49

AXA Rosenberg International Small
  Capitalization Fund                     $     135,592      $  105,224.29

AXA Rosenberg U.S. Discovery Fund                            $     9,162.00

AXA Rosenberg U.S. Large
    Capitalization Fund

AXA Rosenberg U.S. Large/Mid
  Capitalization Fund                     $     158,825      $   105,930.45

AXA Rosenberg U.S. Small
  Capitalization Fund                     $   1,492,561      $ 1,615,531.64

AXA Rosenberg Value Long/Short
  Equity Fund                             $     707,114      $   685,588.92

     The AXA Rosenberg U.S. Long/Short Equity Fund was not operational as of 3/31/03.

     For sales of Class B Shares made and services rendered to Class B shareholders, the Distributor intends to make payments to participating brokers, at the time a shareholder purchases Class B Shares, of 4.50% of the purchase amount for each of the Funds. For Class B Shares outstanding for one year or more, the Distributor may also pay participating brokers annual servicing fees of 0.25% of the net asset value of such shares.

     Until December 31, 2003 or such later date as the Distributor in its sole discretion shall determine, the Distributor will pay participating brokers an additional amount of up to 0.50% of the purchase price on sales of Class A shares of all Funds that offer Class A Shares.

                            TOTAL RETURN CALCULATIONS

     Each Fund computes its average annual total return separately for its share classes by determining the average annual compounded rates of return during specified periods that would equate the initial amount invested in a particular share class to the ending redeemable value of such investment in such class according to the following formula:

                        P(1 + T) TO THE POWER OF N = ERV.

     Where:

     T   =   Average annual total return.

     ERV = Ending redeemable value of a hypothetical $1,000 investment made at the beginning of a period at the end of such period.

     P   =   A hypothetical initial investment of $1,000.

     N   =   Number of years.

     Each Fund computes its cumulative total return separately for its share classes by determining the cumulative rates of return during specified periods that would equate the initial amount invested in a particular share class to the ending redeemable value of such investment in such class, according to the following formula:

     T   =   ERV-1,000
             ----------
             1,000

Where:

     T    =   Cumulative rate of return
     ERV  =   Ending redeemable value of a hypothetical $1,000 investment made at the beginning of a..

     The calculations of average annual total return and cumulative total return assume that any dividends and distributions are reinvested immediately, rather than paid to the investor in cash. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

     Unlike bank deposits or other investments that pay a fixed yield or return for a stated period of time, the return for each Fund will fluctuate from time to time and therefore does not provide a basis for determining future returns. Average annual total return and cumulative return are based on many factors, including market conditions, the composition of a Fund's portfolio and a Fund's operating expenses.

     Average annual total returns are calculated separately for Investor Shares and Institutional Shares of each Fund, Class A, B and C Shares for each Fund other than the AXA Rosenberg U.S. Small Capitalization Fund and Adviser Shares for the AXA Rosenberg U.S. Small Capitalization Fund. Investor Shares, Adviser Shares, Institutional Shares and Class A, B and C Shares are subject to different fees and expenses and may have different performance for the same period.

     The average annual total returns for the Funds for the periods ended March 31, 2003 were as follows: [to be updated]

                                                                                            SINCE
                                                                                          INCEPTION
                                                                                         (INCEPTION
FUND                   CLASS OF SHARES       1 YEAR        5 YEARS        10 YEARS          DATE)
----                   ---------------       ------        -------        --------       ----------
AXA Rosenberg          Institutional                                                     (6/7/00)
  Enhanced 500 Fund    Class A                                                           (10/1/01)
                       Class B                                                           (10/1/01)

AXA Rosenberg          Institutional                                                     (7/23/01)
  European Fund        Investor
                       Class A                                                           (10/1/01)
                       Class B                                                           (10/1/01)

AXA Rosenberg          Institutional                                                     (9/29/00)
  Global Long/Short    Investor                                                          (8/23/01)
  Equity Fund          Class A                                                           (10/1/01)
                       Class B                                                           (10/1/01)
                       Class C

AXA Rosenberg          Institutional                                                     (6/7/00)
 International         Investor                                                          (12/5/00)
 Equity Fund           Class A                                                           (10/1/01)
                       Class B                                                           (10/1/01)

AXA Rosenberg          Institutional                                                     (9/23/96)
 International Small   Investor                                                          (10/29/96)
 Capitalization Fund   Class A                                                           (10/1/01)
                       Class B                                                           (10/1/01)

AXA Rosenberg U.S.     Institutional                                                     (9/4/01)
 Discovery Fund        Investor                                                          (10/3/01)
                       Class A                                                           (10/1/01)
                       Class B                                                           (10/1/01)

AXA Rosenberg U.S.     Institutional
 Large Capitalization  Investor
 Fund                  Class A
                       Class B

AXA Rosenberg U.S.     Institutional                                                     (10/19/98)
 Large/Mid             Investor                                                          (11/11/98)
 Capitalization        Class A                                                           (10/1/01)
 Long/Short Equity     Class B                                                           (10/1/01)
 Fund                  Class C

AXA Rosenberg          Institutional
  U.S. Small           Investor                                                          (10/22/96)
  Capitalization Fund  Adviser                                                           (1/21/97)

AXA Rosenberg Value    Institutional                                                     (12/16/97)
  Long/Short Equity    Investor                                                          (12/18/97)
  Fund                 Class A                                                           (10/1/01)
                       Class B                                                           (10/1/01)
                       Class C


    The AXA Rosenberg U.S. Long/Short Equity Fund was not operational as of 3/31/03.

     PERFORMANCE COMPARISONS. Investors may judge the performance of the Funds by comparing them to the performance of other mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard &.Poor's and to data prepared by Lipper, Inc., a widely recognized independent service which monitors the performance of mutual funds. Comparisons may also be made to indices or data published in MONEY MAGAZINE, FORBES, BARRON'S, THE WALL.STREET JOURNAL, MORNINGSTAR, INC., IBBOTSON ASSOCIATES, CDA/WIESENBERGER, THE.NEW YORK TIMES, BUSINESS WEEK, U.S.A. TODAY, INSTITUTIONAL INVESTOR and other periodicals. In addition to performance information, general information about the Funds that appears in publications such as those mentioned above may be included in advertisements, sales literature and reports to shareholders. The Funds may also include in advertisements and reports to shareholders information discussing the performance of the Adviser in comparison to other investment advisers and to other institutions.

     From time to time, the Trust may include the following types of information in advertisements, supplemental sales literature and reports to shareholders:(1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for the Funds; (5) descriptions of investment strategies for the Funds; (6) descriptions or comparisons of various investment products, which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in a Fund. The Trust may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of a Fund.

                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

     The Trust is a diversified open-end series investment company organized as a Massachusetts business trust. A copy of the Second Amended and Restated Agreement and Declaration of Trust of the Trust, as amended (the "Declaration of Trust"), is on file with the Secretary of The Commonwealth of Massachusetts. The fiscal year of the Trust ends on March 31. The Trust changed its name to "Barr Rosenberg Series Trust" from "Rosenberg Series Trust" on August 5, 1996.

     Interests in the Trust's portfolios are currently represented by shares of eleven series, the AXA Rosenberg Enhanced 500 Fund, the AXA Rosenberg European Fund, the AXA Rosenberg Global Long/Short Equity Fund, the AXA Rosenberg International Equity Fund, the AXA Rosenberg International Small Capitalization Fund, the AXA Rosenberg U.S. Discovery Fund, the AXA Rosenberg U.S. Large Capitalization Fund, the AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, the AXA Rosenberg U.S. Long/Short Equity Fund, the AXA Rosenberg U.S. Small Capitalization Fund and the AXA Rosenberg Value Long/Short Equity Fund, issued pursuant to the Declaration of Trust. The rights of shareholders and powers of the Trustees of the Trust with respect to such shares are described in the Prospectus.

     The AXA Rosenberg U.S. Small Capitalization Fund is divided into three classes of shares: Institutional Shares, Investor Shares and Adviser Shares. Each other series of the Trust is divided into five classes of shares. Institutional Shares, Investor Shares, Class A Shares, Class B Shares and Class C Shares.

     Each class of shares of each Fund represents interests in the assets of such Fund and has identical dividend, liquidation and other rights and the same terms and conditions, except that expenses, if any, related to the distribution and shareholder servicing of a particular class are borne solely by such class and each class may, at the discretion of the Trustees of the Trust, also pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of the Trust's assets, if these expenses are actually incurred in a different amount by that class, or if the class receives services of a different kind or to a different degree than the other classes. All other expenses are allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the particular Fund.

     The Declaration of Trust provides for the perpetual existence of the Trust. The Trust may, however, be terminated at any time by vote of at least two-thirds of the outstanding shares of each series of the Trust.

     VOTING RIGHTS. Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote (to the extent provided herein) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders. Shareholders will vote by individual series on all matters except (i) when required by the 1940 Act, shares shall be voted in the aggregate and not by individual series and (ii) when the Trustees have determined that the matter affects only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon. Shareholders of one series shall not be entitled to vote on matters exclusively affecting another series, such matters including, without limitation, the adoption of or change in any fundamental policies or restrictions of the other series and the approval of the investment advisory contracts of the other series.

     Each class of shares of each Fund has identical voting rights except that each class has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Each class of shares has exclusive voting rights with respect to matters pertaining to any distribution and shareholder service plan applicable to that class. All classes of shares of a Fund will vote together, except with respect to any distribution and shareholder service plan applicable to a class or when a class vote is required as specified above or otherwise by the 1940 Act.

     There will normally be no meetings of shareholders for the purpose of electing Trustees, except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the disinterested Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

     No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and.(ii) to establish, designate or modify new and existing series, sub-series or classes of shares of any series of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

     SHAREHOLDER AND TRUSTEE LIABILITY. Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of the relevant series for all loss and expense of any shareholder of that series held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the series of which he is or was a shareholder would be unable to meet its obligations.

     The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith gross negligence, or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust also provides for indemnification by the Trust of the Trustees and the officers of the Trust against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Declaration of Trust that such Trustees are liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. In addition, the Adviser has agreed to indemnify each Trustee who is not "an interested person" of the Trust to the maximum extent permitted by the 1940 Act against any liabilities arising by reason of such Trustee's status as a Trustee of the Trust.

OWNERS OF 5% OR MORE OF A FUND'S SHARES.

     The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially and of record (except as otherwise indicated) 5% or more of the outstanding shares of each respective
Fund as of [    ]. Those persons who beneficially own more than 25% of a
particular class of shares in a particular field may be deemed to control such class. As a result, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of the Fund to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholder.

                                [TO BE SUPPLIED]

INSTITUTIONAL SHARES                      NUMBER OF            OWNERSHIP
NAME AND ADDRESS                          SHARES               PERCENTAGE
---------------------------------------   ------------------   -----------



     The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially and of record (except as otherwise indicated) 5% or more of the outstanding shares of the AXA
Rosenberg European Fund as of [   ]. Those persons who beneficially own more
than 25% of a particular class of shares may be deemed to control such class. As a result, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of the Fund to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholder.

                                [TO BE SUPPLIED]

INSTITUTIONAL SHARES                      NUMBER OF            OWNERSHIP
NAME AND ADDRESS                          SHARES               PERCENTAGE
---------------------------------------   ------------------   -----------



     The following charts set forth the names, addresses and percentage ownership of those shareholders owning beneficially and of record (except as otherwise indicated) 5% or more of the outstanding shares of the AXA Rosenberg
Global Long/Short Equity Fund as of [     ]. Those persons who beneficially own
more than 25% of a particular class of shares may be deemed to control such class. As a result, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of the Fund to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholder.

                                [TO BE SUPPLIED]

INSTITUTIONAL SHARES                      NUMBER OF            OWNERSHIP
NAME AND ADDRESS                          SHARES               PERCENTAGE
---------------------------------------   ------------------   -----------



     The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially and of record (except as otherwise indicated) 5% or more of the outstanding shares of the AXA Rosenberg
International Equity Fund as of [     ]. Those persons who beneficially own more
than 25% of a particular class of shares may be deemed to control such class. As a result, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of the Fund to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholder.

                                [TO BE SUPPLIED]

INSTITUTIONAL SHARES                      NUMBER OF            OWNERSHIP
NAME AND ADDRESS                          SHARES               PERCENTAGE
---------------------------------------   ------------------   -----------



     The following chart sets forth the names, addresses and percentage ownership of those shareholders owning of record 5% or more of the outstanding
shares of the AXA Rosenberg International Small Capitalization Fund as of [   ].
Those persons who beneficially own more than 25% of a particular class of shares may be deemed to control such class. As a result, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of the Fund to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholder.

                                [TO BE SUPPLIED]

INSTITUTIONAL SHARES                      NUMBER OF            OWNERSHIP
NAME AND ADDRESS                          SHARES               PERCENTAGE
---------------------------------------   ------------------   -----------



     The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially and of record (except as otherwise indicated) 5% or more of the outstanding shares of the AXA Rosenberg
U.S. Discovery Fund as of [     ]. Those persons who beneficially own more than.
25% of a particular class of shares may be deemed to control such class. As a result, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of the Fund to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholder.

                                [TO BE SUPPLIED]

INSTITUTIONAL SHARES                      NUMBER OF            OWNERSHIP
NAME AND ADDRESS                          SHARES               PERCENTAGE
---------------------------------------   ------------------   -----------



     The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially and of record (except as otherwise indicated) 5% or more of the outstanding shares of the AXA Rosenberg U.S. Large Capitalization Fund as of __. Those persons who beneficially own more than 25% of a particular class of shares may be deemed to control such class. As a result, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of the Fund to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholder.

                                [TO BE SUPPLIED]

INSTITUTIONAL SHARES                      NUMBER OF            OWNERSHIP
NAME AND ADDRESS                          SHARES               PERCENTAGE
---------------------------------------   ------------------   -----------



     The following charts set forth the names, addresses and percentage ownership of those shareholders owning beneficially and of record (except as otherwise indicated) 5% or more of the outstanding shares of the AXA Rosenberg
U.S. Large/Mid Capitalization Fund as of [     ]. Those persons who beneficially
own more than 25% of a particular class of shares may be deemed to control such class. As a result, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of the Fund to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholder.

                                [TO BE SUPPLIED]

INSTITUTIONAL SHARES                      NUMBER OF            OWNERSHIP
NAME AND ADDRESS                          SHARES               PERCENTAGE
---------------------------------------   ------------------   -----------



     The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially and of record (except as otherwise indicated) 5% or more of the outstanding shares of the AXA Rosenberg
U.S. Small Capitalization Fund as of [     ]. Those persons who beneficially own
more than 25% of a particular class of shares may be deemed to control such class. As a result, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of the Fund to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholder.

                                [TO BE SUPPLIED]

INSTITUTIONAL SHARES                      NUMBER OF            OWNERSHIP
NAME AND ADDRESS                          SHARES               PERCENTAGE
---------------------------------------   ------------------   -----------



     The following charts set forth the names, addresses and percentage ownership of those shareholders owning beneficially and of record (except as otherwise indicated) 5% or more of the outstanding shares of the AXA Rosenberg Value Long/Short Equity Fund as of
[     ]. Those persons who beneficially own more than 25% of a particular class of shares may be deemed to control such class. As a result, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of the Fund to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholder.

                                [TO BE SUPPLIED]

INSTITUTIONAL SHARES                      NUMBER OF            OWNERSHIP
NAME AND ADDRESS                          SHARES               PERCENTAGE
---------------------------------------   ------------------   -----------



                        DETERMINATION OF NET ASSET VALUE

     As indicated in the Prospectus, the net asset value of each Fund share is determined on each day on which the New York Stock Exchange is open for trading. The Trust expects that the days, other than weekend days, that the New York Stock Exchange will not be open are New Year's Day, Martin Luther King's Day, President's Day, Good Friday, Memorial Day (observed),.Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day.

     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or, if there is no such reported sale, at the most recent quoted bid price for long securities and the most recent quoted ask price for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Price information on listed securities is generally taken from the closing price on the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the most recent quoted ask price for securities sold short, except that debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Exchange-traded options on futures are valued at the settlement price as determined by the appropriate clearing corporation. Futures contracts are valued by comparing the gain or loss by reference to the current settlement price as determined by the appropriate clearing corporation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by, or pursuant to procedures adopted by, the Trustees of the Trust or by persons acting at their direction using procedures that the Trustees have approved.

                        PURCHASE AND REDEMPTION OF SHARES

     The procedures for purchasing shares of each of the Funds and for determining the offering price of such shares are described in the Prospectus. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of (i)

$250,000 or (ii) 1% of the total net asset value of the Trust at the beginning of such period. The procedures for redeeming shares of each of the Funds are described in the Prospectus.

     As described in the Prospectus, the Trust reserves the right, in its sole discretion, to reject purchase orders for shares of a Fund. As a general matter, the Trust expects that it will not accept purchase orders when the purchase price is to be paid by cash (in the form of actual currency), third party checks, checks payable in foreign currency, credit card convenience checks or traveler's checks.

     The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders. Such brokers have also been authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives such order. Such orders will be priced at the respective Fund's net asset value per share next determined after such orders are received by an authorized broker or the broker's authorized designee.

                              FINANCIAL STATEMENTS

     The Report of Independent Accountants and financial statements of the Funds in the Trust's Annual Report for the period ended _____ (the "Annual Report") are incorporated herein by reference to such Annual Report. Copies of such Annual Report are available without charge upon request by writing to Barr Rosenberg Series Trust, 3435 Stelzer Road, Columbus, Ohio 43219 or telephoning 1-800-447-3332.

     The financial statements incorporated by reference into this Statement of Additional Information have been audited by ___________, independent accountants, and have been so included and incorporated by reference in reliance upon the report of said firm, which report is given upon their authority as experts in auditing and accounting.

                                     PART C

                               OTHER INFORMATION -
                   AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
             AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
                     AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND
       AXA ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND
                        AXA ROSENBERG ENHANCED 500 FUND
                   AXA ROSENBERG INTERNATIONAL EQUITY FUND
              AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND
                       AXA ROSENBERG U.S. DISCOVERY FUND
                          AXA ROSENBERG EUROPEAN FUND
                AXA ROSENBERG U.S. LARGE CAPITALIZATION FUND
                   AXA ROSENBERG U.S. LONG/SHORT EQUITY FUND

ITEM 23.  EXHIBITS.

(a)    (1)    Second Amended and Restated Agreement and Declaration of Trust of
              the Registrant -- incorporated by reference to Post-Effective
              Amendment No. 19 to the Registration Statement filed on July 29,
              1998;

       (2) Amendment No. 1 to Second Amended and Restated Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement filed on July 29, 1998;

       (3) Amendment No. 2 to Second Amended and Restated Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement filed on May 28, 1999;

       (4) Amendment No. 3 to the Second Amended and Restated Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement filed on July 28, 2000;

       (5) Amendment No. 4 to the Second Amended and Restated Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement filed on December 4, 2000;

       (6) Amendment No. 5 to the Second Amended and Restated Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement filed on July 11, 2001.

       (7) Amendment No. 6 to the Second Amended and Restated Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement filed on January 16, 2002;

       (8) Amendment No. 7 to the Second Amended and Restated Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement filed on March 28, 2002;

(b) By-Laws of the Registrant -- incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement filed on December 9, 1997;

(c)    Not applicable;

(d)    (1)    Management Contract between the Registrant on behalf of its U.S.
              Small Capitalization Fund and AXA Rosenberg Investment Management
              LLC -- incorporated by reference to Post-Effective Amendment
              No. 31 to the Registration Statement filed on May 1, 2000;

       (2) Management Contract between the Registrant on behalf of its AXA Rosenberg International Small Capitalization Fund and AXA Rosenberg Investment Management LLC -- incorporated by reference to Post-Effective Amendment No. 31 to the Registration Statement filed on May 1, 2000;

       (3) Management Contract between the Registrant on behalf of its AXA Rosenberg Value Market Neutral Fund and AXA Rosenberg Investment Management LLC -- incorporated by reference to Post-Effective Amendment No. 31 to the Registration Statement filed on May 1, 2000;

       (4) Management Contract between the Registrant on behalf of its AXA Rosenberg Select Sectors Market Neutral Fund and AXA Rosenberg Investment Management LLC -- incorporated by reference to Post-Effective Amendment No. 31 to the Registration Statement filed on May 1, 2000;


       (5) Management Contract between the Registrant on behalf of its AXA Rosenberg Enhanced 500 Fund and AXA Rosenberg Investment Management LLC - incorporated by reference to Post-Effective Amendment No. 31 to the Registration Statement filed on May 1, 2000;

       (6) Management Contract between the Registrant on behalf of its AXA Rosenberg International Equity Fund and AXA Rosenberg Investment Management LLC -- incorporated by reference to Post-Effective Amendment No. 31 to the Registration Statement filed on May 1, 2000;

       (7) Management Contract between the Registrant on behalf of its AXA Rosenberg Multi-Strategy Market Neutral Fund and AXA Rosenberg Investment Management LLC -- incorporated by reference to Post-Effective Amendment No. 31 filed on May 1, 2000;

       (8) Management Contract between the Registrant on behalf of its AXA Rosenberg U. S. Discovery Fund and AXA Rosenberg Investment Management LLC -- incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement filed on December 4, 2000;

       (9) Management Contract between the Registrant on behalf of its AXA Rosenberg European Fund and AXA Rosenberg Investment
              Management LLC -- incorporated by reference to Post-Effective Amendment No. 38 filed on July 11, 2001;

       (10) Management Contract between the Registrant on behalf of its U.S. Large Capitalization Fund and AXA Rosenberg Investment Management LLC -- incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement filed on
              March 28, 2002;

       (11) Management Contract between the Registrant on behalf of its AXA Rosenberg U.S. Market Neutral Fund and AXA Rosenberg Investment Management LLC -- incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement filed on
              March 28, 2002;

(e)    (1)    Further Amended and Restated Distributor's Contract between the
              Registrant and Barr Rosenberg Funds Distributor, Inc. -- incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement filed on January 16, 2002;

       (2)    Amendment to Further Amended and Restated Distributor's
              Contract between the Registrant and Barr Rosenberg Funds Distributor, Inc. -- incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement filed on January 16, 2002;

(f)    None;

(g)    (1)    Custody Agreement between the Registrant and Custodial Trust
              Company -- incorporated by reference to Post-Effective Amendment
              No. 19 to the Registration Statement filed on July 29, 1998;

       (2) Custody Agreement between the Registrant and State Street Bank and Trust Company -- incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement filed on
              July 11, 2001;

       (3) Form of Special Custody Account Agreement among the Registrant on behalf of its AXA Rosenberg Global Market Neutral Fund (renamed AXA Rosenberg Multi-Strategy Market Neutral Fund), Custodial Trust Company and Bear, Stearns Securities Corp. -- incorporated by reference to Post-Effective Amendment No. 31 filed on May 1, 2000;

       (4) Schedule of remuneration to Custody Agreement between the Registrant and Custodial Trust Company -- incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement filed on May 29, 1998;

(h)    (1)    Transfer Agency Agreement between the Registrant and BISYS Fund
              Services Ohio, Inc. -- filed herewith;

       (2) Expense Limitation Agreement between AXA Rosenberg Investment Management LLC and the Registrant on behalf of the Funds -- filed herewith;

       (3) Administration Agreement between the Registrant and BISYS Fund Services Ohio, Inc. -- filed herewith;

       (4) Fund Accounting Agreement between the Registrant and BISYS Fund Services Ohio, Inc. -- filed herewith;

(i)    Opinions of Ropes & Gray - previously filed;

(j)    Consent of PricewaterhouseCoopers LLP -- filed herewith;

(k)    None;

(l) Investment letter regarding initial capital -- incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement filed on July 29, 1998;

(m)    (1)    Amended and Restated Distribution and Shareholder Service Plan for
              Investor shares -- incorporated by reference to Post-Effective
              Amendment No. 24 filed on May 28,1999;

       (2) Distribution and Service Plan for Class A Shares -- incorporated by reference to Post-Effective Amendment No. 31 filed on May 1, 2000;

       (3) Distribution and Service Plan for Class B Shares -- incorporated by reference to Post-Effective Amendment No. 40 filed on January 16, 2002;

       (4) Distribution and Service Plan for Class C Shares -- incorporated by reference to Post-Effective Amendment No. 31 filed on May 1, 2000;

(n) Further Amended and Restated Multi-Class Plan -- incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement filed on July 11, 2001;

(p)    (1)    Code of Ethics of the Registrant -- incorporated by reference to
              Post-Effective Amendment No. 31 filed on May 1, 2000;

       (2) Code of Ethics of AXA Rosenberg Investment Management LLC, investment adviser to the Funds -- incorporated by reference to Post-Effective Amendment No. 31 filed on May 1, 2000;

       (3) Code of Ethics of BISYS Fund Services Ohio, Inc., affiliate of principal underwriter to the Funds -- incorporated by reference to Post-Effective Amendment No. 31 filed on May 1, 2000;

(q)    (1)    Power of Attorney of Nils H. Hakansson -- incorporated by
              reference to Post-Effective Amendment No. 36 to the Registration
              Statement filed on April 27, 2001;

       (2) Power of Attorney of William F. Sharpe -- incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement filed on April 27, 2001;

       (3) Power of Attorney of Dwight M. Jaffee -- incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement filed on May 28, 1999;

       (4)    Power of Attorney of Troy Sheets -- filed herewith.

ITEM  24.     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

The Board of Trustees of Registrant is substantially similar to the Board of Trustees of other Funds advised by AXA Rosenberg Investment Management LLC. In addition, the officers of these Funds are substantially identical. Nonetheless, the Registrant takes the position that it is not under common control with these other Funds since the power residing in the respective boards and officers arises as the result of an official position with the respective Funds.

ITEM  25.     INDEMNIFICATION.

(a)    Indemnification

       Article VIII of the Registrant's Second Amended and Restated Agreement and Declaration of Trust reads as follows (referring to the Registrant as the "Trust"):

       ARTICLE VIII

       Indemnification

              SECTION 1. TRUSTEES, OFFICERS, ETC. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

              SECTION 2. COMPROMISE PAYMENT. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if
       (a) approved, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available fact (as opposed to a full trial type inquiry) that such Covered Person is not liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith,gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

              SECTION 3. INDEMNIFICATION NOT EXCLUSIVE. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term "Covered Person" shall include such person's heirs, executors and administrators and a "disinterested Trustee" is a Trustee who is not an "interested person" of the Trust as defined in
       Section 2(a)(19) of the Investment Company Act of 1940, as amended, (or who has been exempted from being an "interested person" by any rule, regulation or order of the Commission ) and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person; provided, however, that the Trust shall not purchase or maintain any such liability insurance in contravention of applicable law, including without limitation the 1940 Act.

              SECTION 4. SHAREHOLDERS. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified against all loss and expense arising from such liability, but only out of the assets of the particular series of Shares of which he or she is or was a Shareholder."

(b)    Insurance

       The Trust maintains Professional Liability Insurance for each of its directors and officers. The Trust's policy is carried by the American International Specialty Lines Insurance Company and insures each director and officer against professional liability for decisions made in connection with the Trust, to the extent permitted by the 1940 Act, up to a maximum of $3,000,000.

ITEM  26.     BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

       AXA Rosenberg Investment Management LLC (the "Adviser") was organized as a limited liability company under the laws of the State of Delaware in 1998, and is registered as an investment adviser under the Investment Advisers Act of 1940. The Adviser provides investment advisory services to a substantial number of institutional investors and to the AXA Rosenberg U.S. Small Capitalization Fund, the AXA Rosenberg International Small Capitalization Fund, the AXA Rosenberg Value Long/Short Equity Fund, the AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, the AXA Rosenberg Enhanced 500 Fund, the AXA Rosenberg International Equity Fund, the AXA Rosenberg Global Long/Short Equity Fund, the AXA Rosenberg U.S. Discovery Fund, the AXA Rosenberg European Fund, the AXA Rosenberg U.S. Large Capitalization Fund and the AXA Rosenberg U.S. Global Long/Short Equity Fund.

       Set forth below are the substantial business engagements during at least the past two fiscal years of each director or officer of the Adviser:

Name and Position with Adviser                 Business and Other Connections
------------------------------                 ------------------------------
Kenneth Reid                                   Director, Barr Rosenberg Investment
Global Chief Investment Officer                Management, Inc., 4 Orinda Way, Orinda,
                                               California, February 1990 to present;
                                               General Partner and Director of
                                               Research, Rosenberg Institutional Equity
                                               Management, June 1986 to December 1998.


William Ricks                                  Director of Accounting Research,
Chief Executive Officer and                    Portfolio Engineer and Research
Chief Investment Officer                       Associate, Rosenberg Institutional
                                               Equity Management, 1989 to 1998.


Thomas Mead                                    Deputy Director, Barr Rosenberg Research
Global Research Director of Research Center    Center, 1999 to 2002; Director, Strategy
                                               Implementation, Rosenberg Institutional
                                               Equity Management 1994 to 1998; Director,
                                               Client Service/Portfolio Engineer, Rosenberg
                                               Institutional Equity Management, 1989 to 1993.

ITEM  27.     PRINCIPAL UNDERWRITERS:

(a) Barr Rosenberg Funds Distributor, Inc. (the "Distributor") is the principal underwriter of the Trust's Institutional Class, Investor Class, Adviser Class, Class A, Class B and Class C shares. The Distributor does not act as principal underwriter, depositor or investment adviser for any other investment company.

(b) Information with respect to the Distributor's directors and officers is as follows:


                            Positions and Offices        Positions and Offices
 Name                       with Underwriter             with Registrant
 ------------------         ---------------------        ---------------------

 William J. Tomko           President                    None

 Kevin J. Dell              Secretary                    None

 Edward S. Forman           Assistant Secretary          None

 Dennis R. Sheehan          Director                     None

 Andrew Corbin              Treasurer/Director           None

 Robert A. Bucher           Financial Operations Officer None

 Richard F. Froio           Vice President/Chief
                            Compliance Officer           None

 Charles L. Booth           Vice President/Assistant     None
                            Compliance Officer


The principal business address of all directors and officers of the Distributor is 3435 Stelzer Road, Columbus, Ohio 43219

(c)    None

ITEM  28.     LOCATION OF ACCOUNTS AND RECORDS.

       All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder will be maintained at the offices of:

1.        Barr Rosenberg Series Trust
          3435 Stelzer Road
          Columbus, Ohio  43219
          Rule 31a-1 (b)(1),(2),(3), (4), (5), (6), (7), (8), (9), (10), (11)
          Rule 31a-2 (a)

2.        AXA Rosenberg Investment Management LLC
          Four Orinda Way
          Building E
          Orinda, CA  94563

          Rule 31a-1 (f)
          Rule 31a-2 (e)

3.        Barr Rosenberg Funds Distributor, Inc.
          3435 Stelzer Road
          Columbus, Ohio  43219
          Rule 31a-1 (d)
          Rule 31a-2 (c)

ITEM  29.     MANAGEMENT SERVICES.

              None.

ITEM  32.     UNDERTAKINGS.

       The Registrant undertakes to comply with the last three paragraphs of
Section 16(c) of the Investment Company Act of 1940 as though such provisions of the Act were applicable to the Trust.

                                     NOTICE

       A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding for any of the trustees or shareholders individually but are binding only upon the assets and property of the Registrant.

SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 44 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Orinda, and the State of California, on the 30th day of May, 2003.

                              BARR ROSENBERG SERIES TRUST

                              By:   EDWARD H. LYMAN
                                  -------------------------
                                    Edward H. Lyman
                                    President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated and on the 30th day of July, 2002.

SIGNATURE                          TITLE                                   DATE

EDWARD H. LYMAN                    President (Principal Executive          May 30, 2003
----------------------             Officer)
Edward H. Lyman


KENNETH REID                       Trustee                                 May 30, 2003
---------------------
Kenneth Reid


----------------------             Chief Financial Officer                 May 30, 2003
Troy Sheets*                      (Principal Financial and
                                   Accounting Officer)


----------------------             Trustee                                 May 30, 2003
William F. Sharpe*


----------------------             Trustee                                 May 30, 2003
Nils H. Hakansson*


----------------------             Trustee                                 May 30, 2003
Dwight M. Jaffee*

*By: KENNETH REID
     -----------------------
          Kenneth Reid
          Attorney-in-Fact


Date: May 30, 2003

                                  EXHIBIT INDEX

EXHIBIT NUMBER                              DESCRIPTION

23(h)(1) Transfer Agency Agreement between the Registrant and BISYS Fund Services Ohio, Inc.

23(h)(2) Expense Limitation Agreement between AXA Rosenberg Investment Management LLC and the Registrant on behalf of the Funds

23(h)(3) Administration Agreement between the Registrant and BISYS Fund Services Ohio, Inc.

23(h)(4) Fund Accounting Agreement between the Registrant and BISYS Fund Services Ohio, Inc.

23(j)                               Consent of PricewaterhouseCoopers LLP

23(q)(4)                            Power of Attorney of Troy Sheets